United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                        Gene L. Needles, Jr., PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2009

                   Date of reporting period: September 30, 2009

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon International Equity Index Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master International Index Series for the fiscal quarter ended September 30, 2009 is provided below.

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
Australia - 7.7%                    AGL Energy Ltd.                                           38,940   $    468,728
                                    AMP Ltd.                                                 187,811      1,076,747
                                    AXA Asia Pacific Holdings Ltd.                            80,821        310,216
                                    Alumina Ltd.                                             217,261        347,248
                                    Amcor Ltd.                                               136,583        658,219
                                    Aristocrat Leisure Ltd.                                   28,674        132,105
                                    Arrow Energy Ltd. (a)                                     53,661        201,797
                                    Asciano Group                                            301,158        437,953
                                    Australia & New Zealand Banking Group Ltd.               226,016      4,841,437
                                    Australian Stock Exchange Ltd.                            16,057        497,485
                                    BGP Holdings Plc                                         783,183             11
                                    BHP Billiton Ltd.                                        313,697     10,345,889
                                    Bendigo and Adelaide Bank Ltd.                            24,965        206,625
                                    Billabong International Ltd.                              17,551        185,385
                                    BlueScope Steel Ltd.                                     187,025        481,307
                                    Boral Ltd.                                                58,973        315,947
                                    Brambles Ltd.                                            139,444        991,171
                                    CFS Retail Property Trust                                148,618        262,408
                                    CSL Ltd.                                                  60,917      1,795,164
                                    CSR Ltd.                                                 111,831        185,064
                                    Caltex Australia Ltd.                                     12,081        128,707
                                    Coca-Cola Amatil Ltd.                                     47,908        414,428
                                    Cochlear Ltd.                                              4,927        289,770
                                    Commonwealth Bank of Australia Ltd.                      144,493      6,563,801
                                    Computershare Ltd.                                        36,358        356,865
                                    Crown Ltd.                                                40,471        318,952
                                    DB RREEF Trust                                           387,384        287,038
                                    Energy Resources of Australia Ltd.                         6,563        145,429
                                    Fairfax Media Ltd.                                       176,367        265,834
                                    Fortescue Metals Group Ltd. (a)                          106,059        354,876
                                    Foster's Group Ltd.                                      204,289        999,440
                                    General Property Trust                                   783,183        470,997
                                    Goodman Fielder Ltd.                                      94,447        138,746
                                    Goodman Group                                            792,896        461,809
                                    Harvey Norman Holdings Ltd.                               44,194        167,187
                                    Incitec Pivot Ltd.                                       161,282        401,060
                                    Insurance Australia Group Ltd.                           173,916        578,140
                                    James Hardie Industries NV                                46,536        322,168
                                    Leighton Holdings Ltd.                                    12,576        399,309
                                    Lend Lease Corp., Ltd.                                    48,150        448,452
                                    Lion Nathan Ltd.                                          25,803        260,131
                                    Macquarie Airports Group                                  59,427        148,357
                                    Macquarie Group Ltd.                                      30,526      1,576,068
                                    Macquarie Infrastructure Group                           207,733        269,319
                                    Metcash Ltd.                                              65,775        260,749
                                    Mirvac Group                                             209,500        308,128
                                    National Australia Bank Ltd.                             185,522      5,020,316

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Newcrest Mining Ltd.                                      46,448   $  1,307,197
                                    Nufarm Ltd.                                               15,187        151,184
                                    OZ Mineral Ltd.                                          274,214        275,027
                                    OneSteel Ltd.                                            122,320        325,222
                                    Orica Ltd.                                                30,834        637,134
                                    Origin Energy Ltd.                                        77,275      1,110,094
                                    Paladin Resources Ltd. (a)                                52,047        205,566
                                    Perpetual Trustees Australia Ltd.                          1,777         61,115
                                    QBE Insurance Group Ltd.                                 101,208      2,139,930
                                    Qantas Airways Ltd.                                      113,796        285,857
                                    Rio Tinto Ltd.                                            41,251      2,143,837
                                    SP AusNet                                                 91,032         70,840
                                    Santos Ltd.                                               83,839      1,121,769
                                    Sims Metal Management Ltd.                                13,208        264,301
                                    Sonic Healthcare Ltd.                                     31,035        388,023
                                    Stockland                                                221,067        791,272
                                    Suncorp-Metway Ltd.                                      124,957        975,368
                                    Tabcorp Holdings Ltd.                                     51,256        322,121
                                    Tatts Group Ltd.                                         105,192        235,923
                                    Telstra Corp. Ltd.                                       436,466      1,257,002
                                    Toll Holdings Ltd.                                        62,020        465,155
                                    Transurban Group                                          95,317        343,812
                                    Wesfarmers Ltd. Ordinary Shares                           90,133      2,100,485
                                    Wesfarmers Ltd. Partially Protected Shares                12,455        290,742
                                    Westfield Group                                          206,379      2,519,037
                                    Westpac Banking Corp.                                    269,989      6,230,767
                                    Woodside Petroleum Ltd.                                   47,480      2,178,164
                                    Woolworths Ltd.                                          120,215      3,098,540
                                    WorleyParsons Ltd.                                        15,176        395,842
                                                                                                       ------------
                                                                                                         76,788,308
AUSTRIA - 0.3%                      Erste Bank der Oesterreichischen Sparkassen AG            18,242        820,208
                                    OMV AG                                                    12,891        522,313
                                    Raiffeisen International Bank Holding AG                   4,730        310,464
                                    Telekom Austria AG                                        30,350        548,714
                                    Verbund - Oesterreichische
                                       Elektrizitaetswirtschafts AG                            6,143        311,531
                                    Vienna Insurance Group                                     2,732        156,619
                                    Voestalpine AG                                            12,682        454,970
                                                                                                       ------------
                                                                                                          3,124,819

BELGIUM - 1.0%                      Anheuser-Busch InBev NV                                   68,118      3,124,449
                                    Anheuser-Busch InBev NV VVPR Strip (a)                    24,368            107
                                    Belgacom SA                                               13,035        508,558
                                    Colruyt SA                                                 1,471        345,860
                                    Delhaize Group                                            10,131        704,384
                                    Dexia NV                                                  45,670        423,563
                                    Fortis                                                   214,267      1,008,934
                                    Groupe Bruxelles Lambert SA                                7,108        658,695

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    KBC Bancassurance Holding                                 17,662   $    893,017
                                    Mobistar SA                                                2,738        189,751
                                    Nationale A Portefeuille                                   3,872        211,198
                                    Solvay SA                                                  5,095        529,964
                                    UCB SA                                                     8,700        368,010
                                    Umicore SA                                                14,866        446,711
                                                                                                       ------------
                                                                                                          9,413,201
BERMUDA - 0.1%                      Mongolia Energy Co. Ltd. (a)                             244,297         86,148
                                    SeaDrill Ltd.                                             31,171        652,577
                                    Yue Yuen Industrial Holdings Ltd.                         41,285        114,144
                                                                                                       ------------
                                                                                                            852,869
CAYMAN ISLANDS - 0.0%               Foxconn International Holdings Ltd. (a)                  148,529         97,112
                                    Lifestyle International Holdings Ltd.                     32,013         48,298
                                                                                                       ------------
                                                                                                            145,410
DENMARK - 0.9%                      A P Moller - Maersk A/S, Class A                              50        336,442
                                    A P Moller - Maersk A/S, Class B                              95        657,776
                                    Carlsberg A/S                                             10,449        760,172
                                    Coloplast A/S, Class B                                     1,714        143,931
                                    Danske Bank A/S                                           45,651      1,206,430
                                    DSV A/S                                                   16,832        301,693
                                    H, Lundbeck A/S                                            6,200        129,157
                                    Novo-Nordisk A/S, Class B                                 42,602      2,679,411
                                    Novozymes A/S, Class B                                     4,067        384,412
                                    Topdanmark A/S (a)                                         1,551        235,239
                                    TrygVesta A/S                                              2,219        170,353
                                    Vestas Wind Systems A/S (a)                               20,371      1,484,903
                                    William Demant Holding (a)                                 1,330         99,228
                                                                                                       ------------
                                                                                                          8,589,147
FINLAND - 1.1%                      Elisa Corp.                                               13,141        270,051
                                    Fortum Oyj                                                40,445      1,039,275
                                    Kesko Oyj, Class B                                         6,235        209,283
                                    Kone Oyj, Class B                                         13,564        499,280
                                    Metso Oyj                                                 14,156        399,080
                                    Neste Oil Oyj                                             11,959        221,323
                                    Nokia Oyj                                                352,535      5,170,705
                                    Nokian Renkaat Oyj                                         9,415        219,912
                                    OKO Bank                                                  11,124        127,369
                                    Orion Oyj                                                  5,513        101,793
                                    Outokumpu Oyj                                             11,768        222,244
                                    Rautaruukki Oyj                                            7,096        170,757
                                    Sampo Oyj                                                 43,940      1,109,179
                                    Sanoma Oyj                                                 5,350        118,258
                                    Stora Enso Oyj, Class R                                   66,745        466,026
                                    UPM-Kymmene Oyj                                           52,454        630,845
                                    Wartsila Oyj                                               7,230        290,166
                                                                                                       ------------
                                                                                                         11,265,546

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
France - 9.9%                       AXA SA                                                   145,191   $  3,941,220
                                    Accor SA                                                  16,033        894,884
                                    Aeroports de Paris                                         2,398        216,212
                                    Air France-KLM                                            15,681        286,022
                                    Air Liquide                                               23,737      2,704,766
                                    Alcatel SA                                               248,941      1,121,310
                                    Alstom                                                    17,910      1,311,585
                                    Atos Origin SA                                             4,720        239,073
                                    BNP Paribas SA                                            76,215      6,089,527
                                    BioMerieux                                                 1,193        131,490
                                    Bouygues                                                  23,958      1,224,180
                                    Bureau Veritas SA                                          4,034        228,123
                                    CNP Assurances                                             3,247        331,438
                                    Cap Gemini SA                                             16,256        854,345
                                    Carrefour SA                                              59,308      2,700,021
                                    Casino Guichard Perrachon SA                               4,504        359,507
                                    Christian Dior SA                                          5,365        531,707
                                    Cie de Saint-Gobain SA                                    36,190      1,891,107
                                    Cie Generale d'Optique Essilor International SA           18,365      1,048,687
                                    Compagnie Generale de Geophysique SA (a)                  12,342        289,316
                                    Compagnie Generale des Etablissements Michelin            15,563      1,225,520
                                    Credit Agricole SA                                        78,373      1,645,434
                                    Dassault Systemes SA                                       5,720        319,601
                                    EDP Renovaveis SA (a)                                     17,823        196,302
                                    Eiffage                                                    3,338        213,282
                                    Electricite de France SA                                  21,388      1,273,121
                                    Eramet                                                       461        160,514
                                    Eurazeo                                                    2,508        164,610
                                    European Aeronautic Defense and Space Co.                 36,116        814,101
                                    Eutelsat Communications                                    8,923        272,006
                                    Fonciere Des Regions                                       2,361        275,394
                                    France Telecom SA                                        173,148      4,617,346
                                    GDF Suez                                                 113,084      5,034,819
                                    Gecina SA                                                  1,392        166,524
                                    Groupe Danone                                             52,485      3,174,838
                                    Hermes International                                       4,700        695,427
                                    ICADE                                                      1,353        145,069
                                    Iliad SA                                                   1,114        125,834
                                    Imerys SA                                                  2,523        145,003
                                    Ipsen                                                      2,182        119,770
                                    JC Decaux SA                                               5,607        121,392
                                    Klepierre                                                  7,347        292,181
                                    L'Oreal SA                                                22,142      2,205,281
                                    LVMH Moet Hennessy Louis Vuitton SA                       23,689      2,389,274
                                    Lafarge SA (a)                                            18,932      1,697,608
                                    Lagardere S.C.A.                                          11,534        538,970
                                    Legrand Promesses                                          9,435        263,124

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    M6-Metropole Television SA                                 5,485   $    144,640
                                    Natixis                                                   91,922        556,989
                                    Neopost SA                                                 2,741        246,420
                                    PagesJaunes Groupe SA                                     11,204        145,773
                                    Pernod-Ricard SA                                          18,350      1,462,648
                                    Peugeot SA                                                17,234        528,006
                                    Pinault-Printemps-Redoute                                  8,061      1,037,107
                                    Publicis Groupe                                           12,442        501,531
                                    Renault SA                                                17,985        844,943
                                    STMicroelectronics NV                                     66,607        629,852
                                    Safran SA                                                 16,573        311,487
                                    Sanofi-Aventis                                            98,864      7,290,808
                                    Schneider Electric SA                                     22,601      2,299,557
                                    Scor SE                                                   15,455        423,330
                                    Societe BIC SA                                             1,668        118,793
                                    Societe Des Autoroutes Paris-Rhin-Rhone                    1,437        109,626
                                    Societe Generale SA                                       44,941      3,635,154
                                    Societe Television Francaise 1                            10,396        183,617
                                    Sodexho Alliance SA                                        8,147        489,336
                                    Suez Environnement SA                                     23,764        544,396
                                    Technip SA                                                 8,962        574,313
                                    Thales SA                                                  7,881        391,865
                                    Total SA                                                 199,243     11,842,997
                                    Unibail - Rodamco                                          8,484      1,766,833
                                    Vallourec SA                                               5,170        879,985
                                    Veolia Environnement SA                                   36,554      1,405,630
                                    Vinci SA                                                  40,568      2,303,858
                                    Vivendi SA                                               113,907      3,540,040
                                                                                                       ------------
                                                                                                         98,896,399
GERMANY - 7.4%                      Adidas-Salomon AG                                         18,814        994,204
                                    Allianz AG Registered Shares                              41,209      5,141,017
                                    BASF SE                                                   86,776      4,594,375
                                    Bayer AG                                                  72,538      5,020,936
                                    Bayerische Motoren Werke AG                               32,315      1,555,628
                                    Bayerische Motoren Werke AG (Preference Shares)            5,309        176,432
                                    Beiersdorf AG                                              7,770        455,064
                                    Celesio AG                                                 7,514        207,060
                                    Commerzbank AG                                            66,833        845,393
                                    DaimlerChrysler AG                                        87,050      4,367,144
                                    Deutsche Bank AG Registered Shares                        57,284      4,375,833
                                    Deutsche Boerse AG                                        18,454      1,505,432
                                    Deutsche Lufthansa AG                                     26,620        469,933
                                    Deutsche Post AG                                          78,181      1,456,523
                                    Deutsche Postbank AG                                       7,342        259,117
                                    Deutsche Telekom AG                                      265,937      3,629,330
                                    E.ON AG                                                  176,439      7,467,850
                                    Fraport AG                                                 2,921        154,815

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Fresenius AG                                               2,764   $    135,641

                                    Fresenius AG (Preference Shares)                           6,964        406,682
                                    Fresenius Medical Care AG                                 17,547        872,767
                                    GEA Group AG                                              12,993        270,009
                                    Hamburger Hafen und Logistik AG                            2,544        114,443
                                    Hannover Rueckversicherung AG Registered Shares            5,336        244,546
                                    Henkel KGaA                                               11,896        431,501
                                    Hochtief AG                                                3,923        297,824
                                    Infineon Technologies AG (a)                             129,789        729,476
                                    K+S AG                                                    13,140        715,490
                                    Linde AG                                                  14,994      1,623,763
                                    MAN SE                                                    11,034        906,318
                                    Merck KGaA                                                 6,625        657,482
                                    Metro AG                                                   9,806        553,773
                                    Muenchener Rueckversicherungs AG Registered Shares        20,305      3,236,279
                                    Porsche Automobil Holding SE (Preference Shares)           7,997        627,763
                                    Puma AG Rudolf Dassler Sport                                 573        189,263
                                    Qiagen NV (a)                                             20,648        437,508
                                    RWE AG                                                    40,371      3,744,637
                                    SAP AG                                                    81,046      3,929,969
                                    Salzgitter AG                                              3,376        322,420
                                    Siemens AG                                                76,283      7,024,202
                                    Solarworld AG                                              7,827        188,441
                                    Suedzucker AG                                              5,494        111,195
                                    TUI AG                                                    15,953        163,633
                                    ThyssenKrupp AG                                           34,197      1,169,554
                                    United Internet AG                                        11,411        171,857
                                    Volkswagen AG                                              7,916      1,301,902
                                    Wacker Chemie AG                                           1,383        215,096
                                                                                                       ------------
                                                                                                         73,469,520
GREECE - 0.6%                       Alpha Bank AE                                             38,196        708,549
                                    Bank of Cyprus Public Co. Ltd.                            52,818        404,514
                                    Coca-Cola Hellenic Bottling Co. SA                        15,028        403,149
                                    EFG Eurobank Ergasias SA (a)                              27,772        439,581
                                    Hellenic Petroleum SA                                      7,916         90,012
                                    Hellenic Telecommunications Organization SA               21,199        351,537
                                    Marfin Investment Group SA                                53,258        230,269
                                    National Bank of Greece SA                                60,834      2,195,555
                                    OPAP SA                                                   20,866        539,438
                                    Piraeus Bank SA (a)                                       31,727        591,409
                                    Public Power Corp.                                         9,270        206,818
                                    Titan Cement Co. SA                                        3,439        119,211
                                                                                                       ------------
                                                                                                          6,280,042
HONG KONG - 2.2%                    ASM Pacific Technology Ltd.                               12,504         88,369
                                    BOC Hong Kong Holdings Ltd.                              399,400        872,242
                                    Bank of East Asia Ltd.                                   157,132        564,974
                                    CLP Holdings Ltd.                                        204,687      1,387,827

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Cathay Pacific Airways Ltd.                              106,263   $    167,445
                                    Cheung Kong Holdings Ltd.                                143,835      1,818,414
                                    Cheung Kong Infrastructure Holdings Ltd.                  31,500        112,368

                                    Chinese Estates Holdings Ltd.                             78,000        131,348
                                    Esprit Holdings Ltd.                                     124,100        831,541
                                    Hang Lung Group Ltd.                                      78,000        388,810
                                    Hang Lung Properties Ltd.                                186,000        680,983
                                    Hang Seng Bank Ltd.                                       69,153        992,808
                                    Henderson Land Development Co., Ltd.                      93,491        612,323
                                    The Hong Kong & China Gas Ltd.                           348,290        877,791
                                    Hong Kong Aircraft Engineering Ltd.                        3,200         38,128
                                    Hong Kong Exchanges and Clearing Co. Ltd.                102,927      1,856,956
                                    HongKong Electric Holdings Ltd.                          149,000        816,429
                                    Hopewell Holdings Ltd.                                    56,349        176,347
                                    Hutchison Whampoa Ltd.                                   215,176      1,547,469
                                    Hysan Development Co. Ltd.                                56,791        141,689
                                    Kerry Properties Ltd.                                     64,000        340,685
                                    Li & Fung Ltd.                                           231,990        929,473
                                    The Link REIT                                            223,914        492,107
                                    MTR Corp.                                                119,500        414,112
                                    NWS Holdings Ltd.                                         79,000        152,409
                                    New World Development Ltd.                               260,484        557,975
                                    Orient Overseas International Ltd.                        19,557         99,492
                                    PCCW Ltd.                                                411,000        106,739
                                    Shangri-La Asia Ltd.                                      92,990        174,880
                                    Sino Land Co.                                            146,421        260,859
                                    Sun Hung Kai Properties Ltd.                             143,324      2,105,205
                                    Swire Pacific Ltd., Class A                               67,077        787,079
                                    Television Broadcasts Ltd.                                17,000         73,074
                                    Wharf Holdings Ltd.                                      116,870        617,935
                                    Wheelock and Co., Ltd.                                    91,000        297,363
                                    Wing Hang Bank Ltd.                                       12,000        117,658
                                                                                                       ------------
                                                                                                         21,631,306
IRELAND - 0.3%                      Anglo Irish Bank Corp. Plc                                62,641              1
                                    CRH Plc                                                   67,160      1,859,617
                                    Elan Corp. Plc (a)                                        39,339        281,876
                                    Kerry Group Plc                                           11,178        320,063
                                    Ryanair Holdings Plc (a)                                  35,968        178,746
                                                                                                       ------------
                                                                                                          2,640,303
ITALY - 3.4%                        A2A SpA                                                   93,195        183,514
                                    ACEA SpA                                                   7,973        104,614
                                    Alleanza Assicurazioni SpA                                37,149        335,820
                                    Assicurazioni Generali SpA                                95,253      2,615,197
                                    Autogrill SpA                                             10,829        131,199
                                    Autostrade SpA                                            24,066        583,885
                                    Banca Carige SpA                                          61,682        184,465
                                    Banca Monte dei Paschi di Siena SpA                      182,192        390,863

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Banca Popolare di Milano Scrl                             46,627   $    355,846
                                    Banco Popolare SpA                                        69,630        670,745
                                    Enel SpA                                                 638,479      4,061,131
                                    Eni SpA                                                  244,770      6,116,545
                                    Exor SpA                                                   8,247        153,071

                                    Fiat SpA                                                  81,473      1,051,095
                                    Finmeccanica SpA                                          37,813        669,807
                                    Fondiaria-SAI SpA                                          8,607        181,369
                                    Intesa Sanpaolo SpA                                      726,942      3,225,381
                                    Intesa Sanpaolo SpA (Non-Convertible Savings Shares)      68,618        244,617
                                    Italcementi SpA                                            6,190         95,626
                                    Lottomatica SpA                                            5,077        113,873
                                    Luxottica Group SpA                                       12,204        315,638
                                    Mediaset SpA                                              66,229        464,225
                                    Mediobanca SpA                                            40,492        554,503
                                    Mediolanum SpA                                            27,409        191,144
                                    Parmalat SpA                                             145,873        404,035
                                    Pirelli & C. SpA                                         204,382        109,737
                                    Prysmian SpA                                               8,838        166,241
                                    Saipem SpA                                                26,129        789,169
                                    Saras SpA                                                 19,965         77,176
                                    Snam Rete Gas SpA                                        129,345        629,854
                                    Telecom Italia SpA                                       979,443      1,722,202
                                    Telecom Italia SpA (Non-Convertible Savings Shares)      520,197        640,747
                                    Terna SpA                                                136,174        531,542
                                    Unicredit SpA                                          1,360,368      5,339,293
                                    Unione Di Banche Italiane ScpA                            51,897        798,338
                                    Unipol SpA                                                54,783         83,345
                                                                                                       ------------
                                                                                                         34,285,852
JAPAN - 19.9%                       The 77 Bank Ltd.                                          22,000        125,155
                                    Abc-Mart Inc.                                              2,200         68,415
                                    Acom Co., Ltd.                                             4,160         63,848
                                    Advantest Corp.                                           18,200        502,400
                                    Aeon Co., Ltd.                                            54,800        522,654
                                    Aeon Credit Service Co., Ltd.                              8,900         89,316
                                    Aeon Mall Co. Ltd.                                         5,700        118,126
                                    Aioi Insurance Co., Ltd.                                  45,000        228,594
                                    Aisin Seiki Co., Ltd.                                     16,500        400,755
                                    Ajinomoto Co., Inc.                                       67,000        671,032
                                    Alfresa Holdings Corp.                                     1,900         77,427
                                    All Nippon Airways Co., Ltd.                             123,000        353,023
                                    Amada Co., Ltd.                                           31,000        208,142
                                    Aozora Bank Ltd.                                          70,000        101,215
                                    Asahi Breweries Ltd.                                      41,700        761,559
                                    Asahi Glass Co., Ltd.                                     96,100        774,549
                                    Asahi Kasei Corp.                                        109,000        553,633
                                    Asics Corp.                                               14,000        129,947

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Astellas Pharma, Inc.                                     47,800   $  1,959,982
                                    The Bank of Kyoto Ltd.                                    26,000        238,320
                                    The Bank of Yokohama Ltd.                                106,000        517,728
                                    Benesse Holdings, Inc.                                     7,900        386,678
                                    Bridgestone Corp.                                         63,700      1,139,247
                                    Brother Industries Ltd.                                   23,000        275,160
                                    Canon, Inc.                                               97,800      3,918,498

                                    Canon Marketing Japan Inc.                                 4,700         82,924
                                    Casio Computer Co., Ltd.                                  25,500        208,104
                                    Central Japan Railway Co.                                    136        978,274
                                    The Chiba Bank Ltd.                                       66,000        407,367
                                    Chubu Electric Power Co., Inc.                            63,800      1,547,240
                                    Chugai Pharmaceutical Co., Ltd.                           24,200        499,659
                                    The Chugoku Bank Ltd.                                     16,000        202,351
                                    Chugoku Electric Power Co.                                23,100        507,594
                                    Chuo Mitsui Trust Holdings, Inc.                         103,000        380,003
                                    Citizens Holding Co., Ltd.                                32,400        181,863
                                    Coca-Cola West Holdings Co., Ltd.                          3,300         64,429
                                    Cosmo Oil Co., Ltd.                                       42,000        116,623
                                    Credit Saison Co., Ltd.                                   17,100        199,907
                                    DIC Corp.                                                 30,000         42,698
                                    Dai Nippon Printing Co., Ltd.                             51,000        699,284
                                    Daicel Chemical Industries Ltd.                           25,000        150,568
                                    Daido Steel Co., Ltd.                                     24,000         86,847
                                    Daihatsu Motor Co., Ltd.                                  20,000        203,755
                                    Daiichi Sankyo Co., Ltd.                                  72,400      1,492,721
                                    Daikin Industries Ltd.                                    20,600        737,990
                                    Dainippon Pharma Co., Ltd.                                17,000        185,021
                                    Daito Trust Construction Co., Ltd.                         7,200        313,891
                                    Daiwa House Industry Co., Ltd.                            49,000        512,341
                                    Daiwa Securities Group, Inc.                             170,000        873,339
                                    Dena Co. Ltd.                                                 24         66,185
                                    Denki Kagaku Kogyo Kabushiki Kaisha                       82,000        336,664
                                    Denso Corp.                                               43,600      1,278,662
                                    Dentsu, Inc.                                              16,413        381,561
                                    Diamond Lease Co., Ltd.                                    4,070        122,032
                                    Dowa Mining Co., Ltd.                                     24,000        144,588
                                    East Japan Railway Co.                                    32,855      2,368,814
                                    Eisai Co., Ltd.                                           21,800        818,596
                                    Electric Power Development Co.                            11,600        367,247
                                    Elpida Memory, Inc. (a)                                   15,300        199,520
                                    FamilyMart Co., Ltd.                                       7,100        228,294
                                    Fanuc Ltd.                                                18,500      1,652,253
                                    Fast Retailing Co., Ltd.                                   5,100        644,170
                                    Fuji Electric Holdings Co., Ltd.                          31,800         58,583
                                    Fuji Heavy Industries Ltd.                                68,000        263,458
                                    Fuji Media Holdings, Inc.                                     54         88,243

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Fuji Photo Film Co., Ltd.                                 50,300   $  1,502,032
                                    Fujitsu Ltd.                                             191,000      1,245,793
                                    Fukuoka Financial Group, Inc.                             67,000        277,316
                                    Furukawa Electric Co., Ltd.                               55,000        222,537
                                    GS Yuasa Corp.                                            46,000        419,188
                                    The Gunma Bank Ltd.                                       27,000        148,137
                                    The Hachijuni Bank Ltd.                                   31,000        172,123
                                    Hakuhodo DY Holdings, Inc.                                 1,140         61,980
                                    Hankyu Hanshin Holdings, Inc.                             96,000        459,978

                                    Hikari Tsushin, Inc.                                         800         17,439
                                    Hino Motors Ltd.                                          22,000         83,321
                                    Hirose Electric Co., Ltd.                                  2,800        314,968
                                    The Hiroshima Bank Ltd.                                   34,000        140,218
                                    Hisamitsu Pharmaceutical Co., Ltd.                         6,300        255,361
                                    Hitachi Chemical Co., Ltd.                                 8,700        177,328
                                    Hitachi Construction Machinery Co., Ltd.                  10,800        230,950
                                    Hitachi High-Technologies Corp.                            4,300         89,691
                                    Hitachi Ltd.                                             300,000        921,145
                                    Hitachi Metals Ltd.                                       13,000        132,812
                                    Hokkaido Electric Power Co., Inc.                         15,900        330,877
                                    Hokuhoku Financial Group, Inc.                            95,100        221,730
                                    Hokuriku Electric Power                                   16,000        406,905
                                    Honda Motor Co., Ltd.                                    159,100      4,831,829
                                    Hoya Corp.                                                36,200        852,878
                                    IHI Corp.                                                 98,000        198,223
                                    ITochu Corp.                                             148,000        975,874
                                    ITochu Techno-Science Corp.                                1,300         39,946
                                    Ibiden Co., Ltd.                                          11,700        433,470
                                    Idemitsu Kosan Co., Ltd.                                   2,000        164,707
                                    Inpex Corp.                                                   71        602,346
                                    Isetan Mitsukoshi Holdings Ltd.                           30,105        344,883
                                    Isuzu Motors Ltd.                                        133,000        280,560
                                    Ito En, Ltd.                                               5,800        107,530
                                    The Iyo Bank Ltd.                                         23,000        207,084
                                    J. Front Retailing Co. Ltd.                               36,600        219,718
                                    JFE Holdings, Inc.                                        49,300      1,685,830
                                    JGC Corp.                                                 25,000        508,639
                                    JS Group Corp.                                            23,300        407,422
                                    JSR Corp.                                                 15,900        324,818
                                    JTEKT Corp.                                               15,600        181,058
                                    Jafco Co., Ltd.                                            1,900         57,802
                                    Japan Airlines Corp. (a)                                  87,000        127,565
                                    Japan Petroleum Exploration Co., Ltd.                      3,000        152,591
                                    Japan Prime Realty Investment Corp.                           62        150,172
                                    Japan Real Estate Investment Corp.                            40        326,530
                                    Japan Retail Fund Investment Corp.                            37        200,005
                                    The Japan Steel Works, Ltd.                               29,000        332,250

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Japan Tobacco, Inc.                                          402   $  1,374,408
                                    The Joyo Bank Ltd.                                        52,000        254,929
                                    Jupiter Telecommunications Co., Ltd.                         159        153,753
                                    KDDI Corp.                                                   277      1,558,411
                                    Kajima Corp.                                              67,800        173,850
                                    Kamigumi Co., Ltd.                                        23,000        187,552
                                    Kaneka Corp.                                              26,000        186,323
                                    The Kansai Electric Power Co., Inc.                       73,200      1,766,851
                                    Kansai Paint Co., Ltd.                                    14,000        108,924
                                    Kao Corp.                                                 55,000      1,358,075
                                    Kawasaki Heavy Industries Ltd.                           168,000        425,620

                                    Kawasaki Kisen Kaisha Ltd.                                59,000        217,871
                                    Keihin Electric Express Railway Co., Ltd.                 35,000        296,559
                                    Keio Electric Railway Co., Ltd.                           45,000        307,116
                                    Keisei Electric Railway Co., Ltd.                         31,000        205,713
                                    Keyence Corp.                                              3,620        771,250
                                    Kikkoman Corp.                                            16,000        198,905
                                    Kinden Corp.                                               7,000         58,364
                                    Kintetsu Corp.                                           162,000        626,888
                                    Kirin Holdings Co., Ltd.                                  80,000      1,225,272
                                    Kobe Steel Ltd.                                          208,000        361,796
                                    Komatsu Ltd.                                              88,500      1,651,532
                                    Konami Corp.                                              10,700        217,483
                                    Konica Minolta Holdings, Inc.                             41,500        391,656
                                    Kubota Corp.                                             114,000        944,462
                                    Kuraray Co., Ltd.                                         31,500        343,035
                                    Kurita Water Industries Ltd.                              10,600        379,463
                                    Kyocera Corp.                                             15,800      1,459,533
                                    Kyowa Hakko Kirin Co. Ltd.                                22,000        277,972
                                    Kyushu Electric Power Co., Inc.                           32,400        733,990
                                    Lawson, Inc.                                               7,200        334,240
                                    Leopalace21 Corp.                                         11,400         91,258
                                    Mabuchi Motor Co., Ltd.                                    2,000        101,627
                                    Makita Corp.                                              10,500        331,837
                                    Marubeni Corp.                                           176,000        883,963
                                    Marui Group Co. Ltd.                                      25,100        178,893
                                    Maruichi Steel Tube Ltd.                                   4,400         87,697
                                    Matsui Securities Co., Ltd.                                7,900         64,189
                                    Mazda Motor Corp.                                         81,000        180,880
                                    McDonald's Holdings Co. Japan Ltd.                         7,027        140,647
                                    Medipal Holdings Corp.                                    10,000        140,485
                                    Meiji Holdings Co. Ltd.                                    5,293        224,592
                                    Minebea Co., Ltd.                                         29,000        132,746
                                    Mitsubishi Chemical Holdings Corp.                       103,000        426,756
                                    Mitsubishi Corp.                                         123,400      2,481,861
                                    Mitsubishi Electric Corp.                                173,000      1,307,210
                                    Mitsubishi Estate Co., Ltd.                              107,000      1,673,888

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Mitsubishi Gas Chemical Co., Inc.                         31,000   $    167,977
                                    Mitsubishi Heavy Industries Ltd.                         270,200      1,019,818
                                    Mitsubishi Logistics Corp.                                 9,000        108,570
                                    Mitsubishi Materials Corp.                               117,000        321,709
                                    Mitsubishi Motors Corp. (a)                              309,000        508,267
                                    Mitsubishi Rayon Co., Ltd.                                60,000        205,272
                                    Mitsubishi Tanabe Pharma Corp.                            20,000        266,072
                                    Mitsubishi UFJ Financial Group, Inc.                     858,274      4,586,740
                                    Mitsui & Co., Ltd.                                       172,000      2,237,668
                                    Mitsui Chemicals, Inc.                                    55,000        195,223
                                    Mitsui Engineering & Shipbuilding Co., Ltd.               58,000        150,025
                                    Mitsui Fudosan Co., Ltd.                                  84,000      1,414,429
                                    Mitsui Mining & Smelting Co., Ltd.                        71,000        181,261

                                    Mitsui OSK Lines Ltd.                                    115,000        678,160
                                    Mitsui Sumitomo Insurance Group Holdings, Inc.            37,257      1,020,613
                                    Mitsumi Electric Co., Ltd.                                 9,300        199,820
                                    Mizuho Financial Group, Inc.                           1,236,473      2,435,257
                                    Murata Manufacturing Co., Ltd.                            18,800        887,651
                                    NEC Corp.                                                200,000        625,837
                                    NGK Insulators Ltd.                                       25,000        576,807
                                    NGK Spark Plug Co., Ltd.                                  15,000        191,078
                                    NHK Spring Co., Ltd.                                       9,000         74,098
                                    NOK Corp.                                                 10,600        157,385
                                    NSK Ltd.                                                  51,000        315,176
                                    NTN Corp.                                                 53,000        219,278
                                    NTT Data Corp.                                               113        360,830
                                    NTT DoCoMo, Inc.                                           1,413      2,250,595
                                    NTT Urban Development Co.                                     70         64,122
                                    Namco Bandai Holdings, Inc.                               16,700        170,605
                                    Nidec Corp.                                                9,600        777,176
                                    Nikon Corp.                                               35,000        637,474
                                    Nintendo Co., Ltd.                                         9,100      2,320,595
                                    Nippon Building Fund, Inc.                                    45        400,600
                                    Nippon Electric Glass Co.                                 30,500        277,559
                                    Nippon Express Co., Ltd.                                  85,000        345,014
                                    Nippon Meat Packers, Inc.                                 22,000        281,712
                                    Nippon Mining Holdings, Inc.                              76,000        372,433
                                    Nippon Oil Corp.                                         108,000        604,324
                                    Nippon Paper Group, Inc.                                   8,500        244,600
                                    Nippon Sanso Corp.                                        25,000        296,663
                                    Nippon Sheet Glass Co., Ltd.                              79,000        262,824
                                    Nippon Steel Corp.                                       462,000      1,681,829
                                    Nippon Telegraph & Telephone Corp.                        46,484      2,145,322
                                    Nippon Yusen Kabushiki Kaisha                             95,000        365,855
                                    Nipponkoa Insurance Co., Ltd.                             53,000        330,638
                                    The Nishi-Nippon City Bank Ltd.                           48,000        120,877
                                    Nissan Chemical Industries Ltd.                           16,000        229,891

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Nissan Motor Co., Ltd.                                   241,200   $  1,625,410
                                    Nissay Dowa General Insurance Co., Ltd.                    8,000         40,791
                                    Nisshin Seifun Group, Inc.                                13,500        188,327
                                    Nisshin Steel Co., Ltd.                                   61,000        108,168
                                    Nisshinbo Industries, Inc.                                14,000        148,489
                                    Nissin Foods Holdings Co., Ltd.                            7,500        287,584
                                    Nitori Co., Ltd.                                           4,050        344,591
                                    Nitto Denko Corp.                                         17,510        535,034
                                    Nomura Holdings, Inc.                                    229,700      1,408,031
                                    Nomura Real Estate Holdings, Inc.                          8,000        129,406
                                    Nomura Real Estate Office Fund, Inc.                          20        132,591
                                    Nomura Research Institute Ltd.                             8,700        206,657
                                    OJI Paper Co., Ltd.                                       73,000        328,613
                                    ORIX Corp.                                                10,600        643,815
                                    Obayashi Corp.                                            58,000        254,406

                                    Obic Co., Ltd.                                               430         72,567
                                    Odakyu Electric Railway Co., Ltd.                         53,000        478,467
                                    Olympus Corp.                                             22,000        580,676
                                    Omron Corp.                                               15,400        289,350
                                    Ono Pharmaceutical Co., Ltd.                               7,600        394,751
                                    Onward Holdings Co., Ltd.                                  7,000         51,938
                                    Oracle Corp. Japan                                         2,400        106,801
                                    Oriental Land Co., Ltd.                                    4,100        288,467
                                    Osaka Gas Co., Ltd.                                      186,000        651,320
                                    Osaka Titanium Technologies Co.                            1,500         42,815
                                    Otsuka Shokai Co., Ltd.                                      700         41,798
                                    Panasonic Corp.                                          179,000      2,619,497
                                    Panasonic Electric Works Ltd.                             37,873        451,704
                                    Promise Co., Ltd.                                          5,900         32,066
                                    Rakuten, Inc. (a)                                            733        487,936
                                    Resona Holdings, Inc.                                     44,700        572,886
                                    Ricoh Co., Ltd.                                           66,000        958,614
                                    Rinnai Corp.                                               3,800        179,027
                                    Rohm Co., Ltd.                                            10,000        696,710
                                    SBI Holdings, Inc.                                         1,708        336,454
                                    SMC Corp.                                                  4,900        600,271
                                    Sankyo Co., Ltd. (Gunma)                                   4,600        287,132
                                    Santen Pharmaceutical Co., Ltd.                            6,700        245,261
                                    Sanyo Electric Co., Ltd. (a)                             192,000        454,084
                                    Sapporo Hokuyo Holdings, Inc.                             17,000         60,180
                                    Sapporo Holdings Ltd.                                     23,000        117,028
                                    Secom Co., Ltd.                                           20,700      1,039,849
                                    Sega Sammy Holdings, Inc.                                 17,632        228,586
                                    Seiko Epson Corp.                                         10,300        153,896
                                    Sekisui Chemical Co., Ltd.                                39,000        226,123
                                    Sekisui House Ltd.                                        48,000        432,131
                                    Seven & I Holdings Co., Ltd.                              74,600      1,780,491

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Seven Bank Ltd.                                               49   $    121,136
                                    Sharp Corp.                                              102,000      1,131,704
                                    Shikoku Electric Power Co., Inc.                          16,200        494,021
                                    Shimadzu Corp.                                            26,000        187,779
                                    Shimamura Co., Ltd.                                        1,900        186,256
                                    Shimano, Inc.                                              5,600        240,852
                                    Shimizu Corp.                                             53,000        208,526
                                    Shin-Etsu Chemical Co., Ltd.                              41,200      2,527,547
                                    Shinko Electric Industries                                 8,800        156,048
                                    Shinko Securities Co., Ltd.                               40,300        146,094
                                    Shinsei Bank Ltd.                                        100,000        152,677
                                    Shionogi & Co., Ltd.                                      32,000        756,972
                                    Shiseido Co., Ltd.                                        35,000        609,452
                                    The Shizuoka Bank Ltd.                                    52,000        547,216
                                    Showa Denko KK                                           134,000        271,940
                                    Showa Shell Sekiyu KK                                     22,400        244,265
                                    Softbank Corp.                                            76,100      1,668,008

                                    Sojitz Corp.                                             106,600        202,103
                                    Sompo Japan Insurance, Inc.                               89,800        600,903
                                    Sony Corp.                                                93,100      2,728,114
                                    Sony Financial Holdings, Inc.                                 77        220,315
                                    Square Enix Holdings Co., Ltd.                             9,300        250,908
                                    Stanley Electric Co., Ltd.                                15,000        303,657
                                    Sumco Corp.                                               11,300        255,848
                                    Sumitomo Chemical Co., Ltd.                              140,000        581,296
                                    Sumitomo Corp.                                           101,300      1,039,309
                                    Sumitomo Electric Industries Ltd.                         66,200        864,420
                                    Sumitomo Heavy Industries Ltd.                            55,000        266,763
                                    Sumitomo Metal Industries Ltd.                           295,000        722,828
                                    Sumitomo Metal Mining Co., Ltd.                           57,000        931,042
                                    Sumitomo Mitsui Financial Group, Inc.                     85,126      2,950,663
                                    Sumitomo Realty & Development Co., Ltd.                   41,000        746,858
                                    Sumitomo Rubber Industries, Ltd.                          19,800        186,482
                                    The Sumitomo Trust & Banking Co., Ltd.                   138,000        729,165
                                    Suruga Bank Ltd.                                          19,000        179,301
                                    Suzuken Co., Ltd.                                          5,400        186,216
                                    Suzuki Motor Corp.                                        30,500        709,368
                                    T&D Holdings, Inc.                                        19,850        534,942
                                    TDK Corp.                                                 12,600        725,946
                                    THK Co., Ltd.                                              9,200        180,177
                                    Taiheiyo Cement Corp.                                    101,000        134,412
                                    Taisei Corp.                                              93,000        184,128
                                    Taisho Pharmaceutical Co., Ltd.                           11,000        222,176
                                    Takashimaya Co., Ltd.                                     24,000        191,243
                                    Takeda Pharmaceutical Co., Ltd.                           71,700      2,982,450
                                    Teijin Ltd.                                               81,000        251,699
                                    Terumo Corp.                                              14,700        806,215

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Tobu Railway Co., Ltd.                                    66,000   $    402,813
                                    Toho Co., Ltd.                                             7,400        124,887
                                    Toho Gas Co., Ltd.                                        45,000        205,196
                                    Tohoku Electric Power Co., Inc.                           36,900        821,322
                                    Tokio Marine Holdings, Inc.                               69,500      2,002,496
                                    Tokuyama Corp.                                            28,000        204,699
                                    Tokyo Broadcasting System HD                               3,500         59,559
                                    The Tokyo Electric Power Co., Inc.                       118,600      3,107,410
                                    Tokyo Electron Ltd.                                       17,700      1,125,527
                                    Tokyo Gas Co., Ltd.                                      226,000        937,546
                                    Tokyo Steel Manufacturing Co., Ltd.                       12,200        149,235
                                    Tokyo Tatemono Co., Ltd.                                  46,000        224,091
                                    Tokyu Corp.                                               98,000        469,829
                                    Tokyu Land Corp.                                          51,000        202,866
                                    TonenGeneral Sekiyu KK                                    25,000        243,936
                                    Toppan Printing Co., Ltd.                                 49,000        462,541
                                    Toray Industries, Inc.                                   131,700        796,189
                                    Toshiba Corp.                                            395,000      2,067,527
                                    Tosoh Corp.                                               49,000        123,526
                                    Toto Ltd.                                                 22,000        137,269
                                    Toyo Seikan Kaisha Ltd.                                   13,800        264,217
                                    Toyo Suisan Kaisha, Ltd.                                   9,000        243,517
                                    Toyoda Gosei Co., Ltd.                                     7,300        212,883
                                    Toyota Boshoku Corp.                                       3,800         74,971
                                    Toyota Industries Corp.                                   15,400        421,572
                                    Toyota Motor Corp.                                       258,800     10,292,608
                                    Toyota Tsusho Corp.                                       16,700        251,012
                                    Trend Micro, Inc.                                         11,000        408,139
                                    Tsumura & Co.                                              5,500        198,332
                                    UNY Co., Ltd.                                             16,000        119,347
                                    USS Co., Ltd.                                              1,440         85,651
                                    Ube Industries Ltd.                                      138,000        361,457
                                    Uni-Charm Corp.                                            5,000        474,080
                                    Ushio, Inc.                                                7,800        135,807
                                    West Japan Railway Co.                                       172        650,946
                                    Yahoo! Japan Corp.                                         1,276        432,337
                                    Yakult Honsha Co., Ltd.                                    7,300        194,771
                                    Yamada Denki Co., Ltd.                                     9,100        613,951
                                    Yamaguchi Financial Group, Inc.                           21,000        217,309
                                    Yamaha Corp.                                              12,000        141,546
                                    Yamaha Motor Co., Ltd.                                    24,100        296,430
                                    Yamato Kogyo Co. Ltd.                                      3,500         98,047
                                    Yamato Transport Co., Ltd.                                42,000        689,180
                                    Yamazaki Baking Co., Ltd.                                  8,000        108,303
                                    Yaskawa Electric Corp.                                    21,000        151,023
                                    The Yasuda Trust & Banking Co., Ltd.                     145,000        152,872

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Yokogawa Electric Corp.                                   17,300   $    152,880
                                                                                                       ------------
                                                                                                        198,882,560
KAZAKHSTAN - 0.0%                   Eurasian Natural Resources Corp.                          24,271        341,143
LUXEMBOURG - 0.4%                   ArcelorMittal                                             77,286      2,881,791
                                    SES Global                                                24,950        566,525
                                    Tenaris SA                                                41,576        743,543
                                                                                                       ------------
                                                                                                          4,191,859
NETHERLANDS - 2.4%                  ASML Holding NV                                           45,605      1,345,873
                                    Aegon NV                                                 156,723      1,340,170
                                    Akzo Nobel NV                                             20,966      1,303,084
                                    Corio NV                                                   4,119        284,700
                                    Fugro NV                                                   7,155        414,441
                                    Heineken Holding NV                                       10,233        420,339
                                    Heineken NV                                               21,925      1,016,550
                                    ING Groep NV CVA                                         180,609      3,243,370
                                    Koninklijke Ahold NV                                     120,636      1,456,097
                                    Koninklijke Boskalis Westminster NV                        5,208        178,537
                                    Koninklijke DSM NV                                        17,782        744,588
                                    Koninklijke KPN NV                                       165,877      2,755,546
                                    Koninklijke Philips Electronics NV                        89,902      2,193,072
                                    Randstad Holdings NV                                      11,548        500,265
                                    Reed Elsevier NV                                          81,242        922,612
                                    SBM Offshore NV                                           12,964        276,448
                                    TNT NV                                                    35,935        965,601
                                    Unilever NV                                              150,980      4,368,706
                                    Wolters Kluwer NV                                         23,939        512,856
                                                                                                       ------------
                                                                                                         24,242,855
NEW ZEALAND - 0.1%                  Auckland International Airport Ltd.                       55,023         73,766
                                    Contact Energy Ltd.                                       21,295         88,399
                                    Fletcher Building Ltd.                                    65,552        393,863
                                    Sky City Ltd.                                             35,133         82,245
                                    Telecom Corp. of New Zealand Ltd.                        171,742        329,530
                                                                                                       ------------
                                                                                                            967,803
NORWAY - 0.6%                       DnB NOR ASA                                               70,699        823,180
                                    Norsk Hydro ASA                                           82,201        549,492
                                    Orkla ASA                                                 66,532        627,752
                                    Renewable Energy Corp. ASA (a)                            42,778        377,057
                                    StatoilHydro ASA                                         109,532      2,472,900
                                    Telenor ASA                                               58,295        676,420
                                    Telenor ASA - ADR (a)                                      5,532        193,675
                                    Yara International ASA                                    19,750        624,362
                                                                                                       ------------
                                                                                                          6,344,838
PORTUGAL - 0.3%                     Banco Comercial Portugues SA Registered Shares           256,939        380,620
                                    Banco Espirito Santo SA Registered Shares                 41,729        296,341
                                    Brisa-Auto Estradas de Portugal SA Private Shares         20,401        200,605
                                    Cimpor Cimentos de Portugal SA                            26,806        221,845
                                    Energias de Portugal SA                                  162,301        743,994

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Galp Energia SGPS SA                                      12,934   $    223,947
                                    Jeronimo Martins SGPS SA                                  17,014        148,998
                                    Portugal Telecom SGPS SA Registered Shares                53,182        565,046
                                                                                                       ------------
                                                                                                          2,781,396
SINGAPORE - 1.3%                    Ascendas Real Estate Investment Trust                    168,962        230,598
                                    CapitaLand Ltd.                                          279,749        733,525
                                    CapitaMall Trust                                         157,700        206,107
                                    City Developments Ltd.                                    46,535        338,301
                                    ComfortDelgro Corp. Ltd.                                 125,816        143,354
                                    Cosco Corp. (Singapore) Ltd.                              97,002         82,073
                                    DBS Group Holdings Ltd.                                  156,407      1,468,086
                                    Fraser and Neave Ltd.                                     71,096        199,249
                                    Genting Singapore Plc (a)                                571,597        452,920
                                    Golden Agri-Resources Ltd.                               923,876        279,766
                                    Jardine Cycle & Carriage Ltd.                             10,721        183,934
                                    Keppel Corp. Ltd.                                        129,616        740,603
                                    Neptune Orient Lines Ltd.                                125,350        157,633
                                    Noble Group Ltd.                                         154,720        266,859
                                    Olam International Ltd.                                  115,900        204,172
                                    Oversea-Chinese Banking Corp. (a)                        238,914      1,325,113
                                    SembCorp Industries Ltd.                                  81,590        194,996
                                    Sembcorp Marine Ltd.                                      87,197        195,212
                                    Singapore Airlines Ltd.                                   44,009        429,247
                                    Singapore Airport Terminal Services Ltd.                       1              1
                                    Singapore Exchange Ltd.                                   91,000        540,985
                                    Singapore Press Holdings Ltd.                            130,316        356,034
                                    Singapore Technologies Engineering Ltd.                  114,213        222,267
                                    Singapore Telecommunications Ltd.                        729,132      1,675,490
                                    StarHub Ltd.                                              66,769        102,646
                                    UOL Group Ltd.                                            24,457         59,405
                                    United Overseas Bank Ltd.                                126,572      1,501,101
                                    Wilmar International Ltd.                                115,670        515,261
                                                                                                       ------------
                                                                                                         12,804,938
SPAIN - 4.5%                        ACS Actividades de Construccion y Servicios, SA           12,508        653,693
                                    Abertis Infraestructuras SA                               24,700        561,977
                                    Acciona SA                                                 2,167        295,977
                                    Acerinox SA                                               12,303        264,915
                                    Banco Bilbao Vizcaya Argentaria SA                       340,233      6,061,094
                                    Banco de Sabadell SA                                      80,602        596,866
                                    Banco de Valencia SA                                      14,285        134,229
                                    Banco Popular Espanol SA                                  93,295        938,498
                                    Banco Santander SA                                       765,899     12,372,704
                                    Bankinter SA                                              27,057        342,164
                                    Cintra Concesiones de Infraestructuras de
                                       Transporte SA                                          21,741        253,839
                                    Corp. Mapfre SA                                           63,096        283,004
                                    Criteria Caixacorp. SA                                    73,842        380,271
                                    Enagas                                                    19,438        407,193

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Fomento de Construcciones y Contratas SA                   3,759   $    176,369

                                    Gamesa Corp. Tecnologica SA                               16,975        381,947
                                    Gas Natural SDG SA                                        19,674        436,327
                                    Gestevision Telecinco SA                                  10,684        135,162
                                    Grifols SA                                                12,135        231,689
                                    Grupo Ferrovial SA                                         5,159        247,505
                                    Iberdrola Renovables                                      74,326        366,670
                                    Iberdrola SA                                             352,413      3,466,992
                                    Iberia Lineas Aereas de Espana                            45,305        141,416
                                    Inditex SA                                                21,647      1,244,787
                                    Indra Sistemas SA                                          8,373        209,137
                                    Red Electrica de Espana                                   11,385        583,777
                                    Repsol YPF SA                                             72,528      1,974,338
                                    Sacyr Vallehermoso SA                                      6,339        120,280
                                    Telefonica SA                                            397,526     10,998,407
                                    Zardoya Otis SA                                           10,176        221,164
                                                                                                       ------------
                                                                                                         44,482,391
SWEDEN - 2.4%                       Alfa Laval AB                                             32,043        376,534
                                    Assa Abloy AB, Series B                                   32,777        532,876
                                    Atlas Copco AB, Class A                                   72,049        928,849
                                    Atlas Copco AB, Class B                                   31,386        358,378
                                    Electrolux AB                                             26,885        615,417
                                    Getinge AB, Class B                                       16,341        274,646
                                    Hennes & Mauritz AB, B Shares                             46,140      2,593,456
                                    Holmen AB, Class B                                         3,145         86,838
                                    Husqvarna AB                                              32,165        224,091
                                    Investor AB                                               38,800        710,343
                                    Lundin Petroleum AB (a)                                   17,302        140,639
                                    Millicom International Cellular SA - ADR (a)               6,537        478,387
                                    Nordea Bank AB                                           293,234      2,964,247
                                    SKB AB                                                    43,254        680,313
                                    SSAB AB, A Shares                                         20,814        323,670
                                    SSAB AB, B Shares                                          6,267         88,931
                                    Sandvik AB                                               102,559      1,132,172
                                    Scania AB                                                 24,889        309,169
                                    Securitas AB                                              34,048        328,613
                                    Skandinaviska Enskilda Banken AB, Class A                153,549      1,040,074
                                    Skanska AB, Class B                                       41,005        602,351
                                    Svenska Cellulosa AB                                      49,112        667,168
                                    Svenska Handelsbanken, Class A                            46,012      1,177,879
                                    Swedbank AB, A Shares                                     58,050        556,800
                                    Swedish Match AB                                          23,350        470,327
                                    Tele2 AB                                                  30,866        410,685
                                    Telefonaktiebolaget LM Ericsson                          293,889      2,958,253
                                    TeliaSonera AB                                           195,701      1,287,567

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Volvo AB, A Shares                                        34,914   $    314,012
                                    Volvo AB, B Shares                                       102,732        952,714
                                                                                                       ------------
                                                                                                         23,585,399
SWITZERLAND - 7.5%                  ABB Ltd.                                                 214,967      4,322,635
                                    Actelion Ltd. (a)                                         10,117        628,951
                                    Adecco SA Registered Shares                               13,057        695,368
                                    Aryzta AG (a)                                              7,200        293,654
                                    BKW FMB Energie AG                                           995         86,459
                                    Baloise Holding AG                                         4,811        460,891
                                    Compagnie Financiere Richemont SA                         54,192      1,534,123
                                    Credit Suisse Group AG                                   111,478      6,202,397
                                    GAM Holdings Ltd.                                         18,802        943,019
                                    Geberit AG                                                 3,498        538,462
                                    Givaudan SA                                                  662        496,721
                                    Holcim Ltd. (a)                                           24,954      1,715,827
                                    Kuehne & Nagel International AG                            4,670        406,769
                                    Lindt & Spruengli AG                                          75        182,255
                                    Lindt & Spruengli AG 'R'                                       9        250,322
                                    Logitech International SA (a)                             15,223        278,066
                                    Lonza Group AG Registered Shares                           4,832        527,391
                                    Nestle SA Registered Shares                              353,552     15,093,368
                                    Nobel Biocare Holding AG                                  12,821        424,537
                                    Novartis AG Registered Shares                            206,205     10,357,838
                                    Pargesa Holding SA                                         2,669        231,021
                                    Roche Holding AG                                          67,409     10,899,273
                                    SGS SA                                                       406        547,235
                                    Schindler Holding AG                                       3,746        257,598
                                    Schindler Holding AG Registered Shares                     2,287        161,485
                                    Sonova Holding AG                                          4,167        421,625
                                    Straumann Holding AG Registered Shares                       806        209,179
                                    The Swatch Group Ltd. Bearer Shares                        3,171        748,829
                                    The Swatch Group Ltd. Registered Shares                    4,656        212,161
                                    Swiss Life Holding                                         2,788        331,203
                                    Swiss Reinsurance Co. Registered Shares                   32,217      1,460,797
                                    Swisscom AG                                                2,294        821,573
                                    Syngenta AG                                                9,670      2,222,218
                                    Synthes, Inc.                                              5,134        619,083
                                    UBS AG                                                   348,469      6,389,149
                                    Zurich Financial Services AG                              14,823      3,534,483
                                                                                                       ------------
                                                                                                         74,505,965
UNITED KINGDOM - 19.4%              3i Group Plc                                              85,891        396,883
                                    Admiral Group Plc                                         13,852        256,535
                                    Amec Plc                                                  28,892        349,960
                                    Anglo American Plc (a)                                   125,598      4,007,904
                                    Antofagasta Plc                                           40,823        496,568
                                    Associated British Foods Plc                              30,278        410,730
                                    AstraZeneca Plc                                          138,880      6,228,350

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Autonomy Corp. Plc (a)                                    18,514   $    483,405
                                    Aviva Plc                                                280,185      2,014,239
                                    BAE Systems Plc                                          353,358      1,976,806
                                    BG Group Plc                                             322,846      5,626,906
                                    BHP Billiton Plc                                         212,195      5,811,278
                                    BP Plc                                                 1,769,675     15,677,100
                                    BT Group Plc                                             740,013      1,542,264
                                    Balfour Beatty Plc                                        42,120        217,487
                                    Barclays Plc                                           1,056,230      6,259,598
                                    Berkeley Group Holdings Plc (a)                           12,668        179,375
                                    British Airways Plc                                       74,857        264,783
                                    British American Tobacco Plc                             191,201      6,006,264
                                    British Land Co. Plc                                      89,916        684,568
                                    British Sky Broadcasting Plc                              99,043        907,279
                                    Bunzl Plc                                                 30,014        305,120
                                    Burberry Group Plc                                        38,331        309,172
                                    Cable & Wireless Plc                                     233,159        536,064
                                    Cadbury Plc                                              120,680      1,549,074
                                    Cairn Energy Plc (a)                                      13,504        603,571
                                    Capita Group Plc                                          52,466        606,902
                                    Carnival Plc                                              13,985        479,882
                                    The Carphone Warehouse Plc                                32,874        100,919
                                    Centrica Plc                                             507,917      2,045,726
                                    Cobham Plc                                                99,291        348,319
                                    Compass Group Plc                                        180,594      1,106,226
                                    Diageo Plc                                               239,079      3,678,267
                                    Drax Group Plc                                            29,555        223,128
                                    Experian Group Ltd.                                       87,568        739,453
                                    Firstgroup Plc                                            43,014        285,007
                                    Fresnillo Plc                                             16,417        203,187
                                    Friends Group Provident Plc                              186,698        248,762
                                    GlaxoSmithKline Plc                                      483,691      9,536,936
                                    Group 4 Securicor Plc                                    113,379        400,962
                                    HSBC Holdings Plc                                      1,629,619     18,660,039
                                    Hammerson Plc                                             59,263        373,993
                                    Home Retail Group                                         74,881        326,157
                                    ICAP Plc                                                  44,449        301,280
                                    Imperial Tobacco Group Plc                                93,474      2,707,972
                                    Intercontinental Hotels Group Plc                         25,310        328,439
                                    International Power Plc                                  159,443        737,640
                                    Invensys Plc (a)                                          69,692        325,357
                                    Investec Plc                                              31,857        233,881
                                    J Sainsbury Plc                                           97,323        506,526
                                    Johnson Matthey Plc                                       18,844        419,941
                                    Kazakhmys Plc                                             21,882        375,000
                                    Kingfisher Plc                                           229,721        783,465
                                    Ladbrokes Plc                                             53,298        159,913

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Land Securities Group Plc                                 75,114   $    752,078

                                    Legal & General Group Plc                                625,703        882,462
                                    Liberty International Plc                                 39,131        300,858
                                    Lloyds TSB Group Plc                                   1,524,976      2,532,738
                                    London Stock Exchange Group Plc                           12,046        165,359
                                    Lonmin Plc                                                13,315        356,543
                                    Man Group Plc                                            170,796        907,056
                                    Marks & Spencer Group Plc                                152,558        884,606
                                    National Grid Plc                                        219,462      2,123,911
                                    Next Plc                                                  21,295        611,101
                                    Old Mutual Plc                                           457,899        733,866
                                    Pearson Plc                                               79,266        979,373
                                    Petrofac Ltd.                                             21,997        348,124
                                    Prudential Plc                                           251,397      2,422,935
                                    Rangold Resources Ltd.                                     7,229        504,908
                                    Reckitt Benckiser Plc                                     57,924      2,835,833
                                    Reed Elsevier Plc                                        127,987        961,896
                                    Rexam Plc                                                105,989        443,661
                                    Rio Tinto Plc Registered Shares                          125,775      5,346,370
                                    Rolls-Royce Group Plc                                    182,497      1,377,099
                                    Royal & Sun Alliance Insurance Group                     319,791        685,347
                                    Royal Bank of Scotland Group Plc                       1,534,754      1,299,715
                                    Royal Dutch Shell Plc                                    329,828      9,354,620
                                    Royal Dutch Shell Plc, Class B                           249,768      6,938,333
                                    SABMiller Plc                                             86,095      2,080,322
                                    Sage Group Plc                                           131,033        490,083
                                    Schroders Plc                                             11,024        192,940
                                    Scottish & Southern Energy Plc                            82,250      1,546,016
                                    Sego Plc                                                  62,276        366,829
                                    Serco Group Plc                                           51,560        416,995
                                    Severn Trent Plc                                          21,333        331,570
                                    Shire Ltd.                                                54,707        949,708
                                    Smith & Nephew Plc                                        76,559        687,544
                                    Smiths Group Plc                                          33,796        481,370
                                    Standard Chartered Plc                                   197,308      4,873,798
                                    Standard Life Plc                                        193,348        678,618
                                    TUI Travel Plc                                            48,876        199,125
                                    Tesco Plc                                                760,981      4,871,563
                                    Thomas Cook Group Plc                                     31,456        117,059
                                    Tomkins Plc                                               78,603        236,419
                                    Tullow Oil Plc                                            78,192      1,414,746
                                    Unilever Plc                                             124,114      3,546,431
                                    United Utilities Group Plc                                69,627        509,105
                                    Vedanta Resources Plc                                     13,676        416,232
                                    Vodafone Group Plc                                     4,938,533     11,094,194
                                    WPP Plc                                                  130,339      1,121,032
                                    Whitbread Plc                                             17,348        338,124

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

COUNTRY                             COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    William Morrison Supermarkets Plc                        182,150   $    809,704
                                    Wolseley Plc                                              26,363        637,493
                                    Xstrata Plc                                              171,561      2,530,123
                                                                                                       ------------
                                                                                                        194,030,497
                                                                                                       ------------
                                    TOTAL COMMON STOCKS - 93.7%                                         934,544,366
                                                                                                       ------------
                                    INVESTMENT COMPANIES
                                    iShares MSCI EAFE Index Fund (b)                          35,845      1,960,722
                                                                                                       ------------
                                    TOTAL INVESTMENT COMPANIES - 0.2%                                     1,960,722
                                                                                                       ------------
                                    PREFERRED STOCKS
GERMANY - 0.2%                      Henkel KGaA, 1.75%                                        15,401        662,197
                                    RWE AG, 3.50%                                              2,932        241,089
                                    Volkswagen AG, 4.35%                                       9,560      1,109,522
                                                                                                       ------------
                                    TOTAL PREFERRED STOCKS - 0.2%                                         2,012,808
                                                                                                       ------------
                                    RIGHTS
BELGIUM - 0.0%                      Fortis (expires 7/01/14)                                 184,182              3
FRANCE - 0.0%                       BNP Paribas SA (expires 10/13/09)                         76,215        165,064
JAPAN - 0.0%                        Dowa Mining Co., Ltd. (expires 1/29/10)                    7,000             --
                                                                                                       ------------
                                    TOTAL RIGHTS - 0.0%                                                     165,067
                                                                                                       ------------
                                    WARRANTS (c)
ITALY - 0.0%                        Mediobanca SpA (expires 3/18/11)                          38,564          2,741
                                    Unione Di Banche Italiane ScpA (expires 6/30/11)          53,164          6,333
                                                                                                       ------------
                                    TOTAL WARRANTS - 0.0%                                                     9,074
                                                                                                       ------------
                                    TOTAL LONG-TERM INVESTMENTS (COST - $921,824,813)
                                       - 94.1%                                                          938,692,037
                                                                                                       ------------
                                    SHORT-TERM SECURITIES
                                    BlackRock Liquidity Funds, TempCash, 0.28% (d)(e)     19,037,986     19,037,986
                                                                                                       ------------
                                    TOTAL SHORT-TERM SECURITIES
                                    (COST - $19,037,986) - 1.9%                                          19,037,986
                                                                                                       ------------
                                    TOTAL INVESTMENTS (COST - $940,862,799*) - 96.0%                    957,730,023
                                    OTHER ASSETS LESS LIABILITIES - 4.0%                                 40,318,453
                                                                                                       ------------
                                    NET ASSETS - 100.0%                                                $998,048,476
                                                                                                       ============

- The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $ 959,962,297
                                =============
Gross unrealized appreciation   $ 117,413,280
Gross unrealized depreciation    (119,645,554)
                                -------------
Net unrealized depreciation     $  (2,232,274)
                                =============

(a)  Non-income producing security.

(b) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

AFFILIATE                                           NET ACTIVITY     INCOME
---------                                           ------------    -------
BlackRock Liquidity Funds, TempCash                   19,037,986    $12,898
BlackRock Liquidity Series, LLC Cash Sweep Series   $(11,259,665)   $ 3,526

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

(e)  Represents the current yield as of report date.

     - For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

     - Financial futures contracts purchased as of September 30, 2009 were as follows:

                                                                                 UNREALIZED
                                                   EXPIRATION        FACE       APPRECIATION
CONTRACTS            ISSUE            EXCHANGE        DATE          VALUE      (DEPRECIATION)
---------   ----------------------   ---------   -------------   -----------   --------------
8           Hang Seng Index Future   Hong Kong    October 2009   $ 1,075,447     $   2,998
148         OMX Stock Index Future   Stockholm    October 2009   $ 1,945,403       (45,341)
567            DJ Euro Stoxx 50        Eurex     December 2009   $23,564,279       140,927
183          FTSE 100 Index Future     LIFFE     December 2009   $14,897,951        (8,655)
58           SPI 200 Index Future      Sydney    December 2009   $ 5,916,425       155,889
154           TOPIX Index Future       Tokyo     December 2009   $16,074,885      (463,010)
                                                                                 ---------
TOTAL                                                                            $(217,192)
                                                                                 =========

     - Foreign currency exchange contracts as of September 30, 2009 were as follows:

                                                                                   UNREALIZED
CURRENCY              CURRENCY                                      SETTLEMENT    APPRECIATION
PURCHASED               SOLD                 COUNTERPARTY              DATE      (DEPRECIATION)
---------------   ---------------   -----------------------------   ----------   --------------
USD     501,640   CHF     520,000               UBS AG               10/02/09       $   (145)
USD     156,255   HKD   1,211,000    Goldman Sachs International     10/02/09             (2)
USD     202,205   SEK   1,407,000    Goldman Sachs International     10/02/09            379
AUD     175,000   USD     144,797   Brown Brothers Harriman & Co.    11/12/09          9,043
AUD   1,571,000   USD   1,347,648    Goldman Sachs International     11/12/09         33,396
AUD   1,084,000   USD     913,574               UBS AG               11/12/09         39,356
EUR     945,000   USD   1,332,883   Brown Brothers Harriman & Co.    11/12/09         49,943
EUR   3,350,000   USD   4,808,745    Goldman Sachs International     11/12/09         93,337
EUR   4,980,000   USD   7,246,829               UBS AG               11/12/09         40,446
GBP     570,000   USD     934,438   Brown Brothers Harriman & Co.    11/12/09        (23,637)
GBP   2,845,000   USD   4,656,476    Goldman Sachs International     11/12/09       (110,463)
GBP   1,472,600   USD   2,415,402               UBS AG               11/12/09        (62,341)
JPY  67,000,000   USD     699,984   Brown Brothers Harriman & Co.    11/12/09         46,619
JPY 152,960,000   USD   1,662,772    Goldman Sachs International     11/12/09         41,711
JPY 323,069,000   USD   3,472,430               UBS AG               11/12/09        127,633
USD     288,798   AUD     345,000    Goldman Sachs International     11/12/09        (14,487)
USD     688,356   AUD     788,000               UBS AG               11/12/09         (4,364)
USD      42,857   EUR      30,000   Brown Brothers Harriman & Co.    11/12/09         (1,042)
USD   1,764,892   EUR   1,240,000    Goldman Sachs International     11/12/09        (49,610)
USD   2,575,267   EUR   1,760,000               UBS AG               11/12/09           (155)
USD     331,430   GBP     200,000   Brown Brothers Harriman & Co.    11/12/09         11,850
USD   1,855,976   GBP   1,155,000               UBS AG               11/12/09         10,407
USD     792,708   GBP     485,000    Goldman Sachs International     11/12/09         17,729
USD   1,894,167   JPY 169,645,000               UBS AG               11/12/09          3,757
                                                                                    --------
TOTAL                                                                               $259,360
                                                                                    ========

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

     -    Portfolio Abbreviations:

          ADR  American Depositary Receipts
          AUD  Australian Dollar
          CHF  Swiss Franc
          EUR  Euro
          GBP  British Pound
          HKD  Hong Kong Dollar
          JPY  Japanese Yen
          SEK  Swedish Krona
          USD  US Dollar

     - Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

               - Level 1 - price quotations in active markets/exchanges for identical securities

               - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

               - Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semi-annual report.

MASTER INTERNATIONAL INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Series' investments:

                                INVESTMENTS IN
          VALUATION               SECURITIES
            INPUTS                  ASSETS
-----------------------------   --------------
Level 1
      Long-Term Investments:
         Common Stocks           $ 17,341,211
         Investment Companies       1,960,722
         Rights                       165,064
         Warrants                       6,333
      Short-Term Securities        19,037,986
                                 ------------
   Total Level 1                   38,511,316
                                 ------------
Level 2
      Long-Term Investments:
         Common Stocks            917,203,143
         Preferred Stocks           2,012,808
         Warrants                       2,741
                                 ------------
   Total Level 2                  919,218,692
                                 ------------
Level 3
      Long-Term Investments:
         Common Stocks                     12
         Rights                             3
                                 ------------
   Total Level 3                           15
                                 ------------
TOTAL                            $957,730,023
                                 ============

                       OTHER FINANCIAL
                       INSTRUMENTS(1)
                   ----------------------
VALUATION INPUTS    ASSETS    LIABILITIES
----------------   --------   -----------
Level 1            $299,814    $(517,006)
Level 2             525,606     (266,246)
Level 3                  --           --
                   --------    ---------
                   $825,420    $(783,252)
                   ========    =========

(1) Other financial instruments are financial futures contracts and foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level
3) used in determining fair value:

                                         INVESTMENTS IN SECURITIES
                                    ----------------------------------
                                    COMMON STOCKS   RIGHTS     TOTAL
                                    -------------   ------   ---------
Balance, as of December 31, 2008      $  26,500       --     $  26,500
Accrued discounts/premiums                   --       --            --
Realized gain/loss                           --       --            --
Change in unrealized appreciation       661,588       --       661,588
Net purchases (sales)                        --       --            --
Net transfers out of level 3           (688,076)     $ 3      (688,073)
                                      ---------      ---     ---------
BALANCE, AS OF SEPTEMBER 30, 2009     $      12      $ 3     $      15
                                      =========      ===     =========

The American Beacon Money Market Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended September 30, 2009 is provided below.

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

                                                            PAR
                                                           AMOUNT        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
COMMERCIAL PAPER - 48.95%
   Allied Irish Banks North America, Inc., 0.48%,
      Due 10/7/2009 ++ ..............................   $    36,000   $   35,997
   Atlantis One Funding Corp., 0.60%,
      Due 12/15/2009 ++ .............................        35,000       34,956
   Calyon North America, Inc., 0.43%,
      Due 11/6/2009 .................................        20,000       19,991
   CBA (Delaware) Finance, Inc., 0.27%,
      Due 1/15/2010 .................................        35,000       34,972
   Edison Asset Securitization LLC, 0.52%,
      Due 1/14/2010 ++ ..............................        35,000       34,954
   General Electric Capital Corp., 0.35%,
      Due 11/20/2009 ................................        35,000       34,983
   National Australia Funding Delaware, Inc.,
      0.335%, Due 11/2/2009 ++ ......................        25,000       24,993
   Old Line Funding LLC,
      0.65%, Due 1/8/2010 ++ ........................        20,000       19,964
      0.28%, Due 1/12/2010 ++ .......................         5,000        4,996
      0.50%, Due 2/1/2010 ++ ........................        10,000        9,983
   Solitaire Funding LLC, 0.44%, Due 10/27/2009 ++ ..        35,000       34,989
   Surrey Funding Corp., 1.00%, Due 10/14/2009 ++ ...        35,000       34,996
   Toyota Credit Canada, Inc., 0.30%,
      Due 10/30/2009 ................................        35,000       34,992
   TOTAL COMMERCIAL PAPER                                                360,766
                                                                      ----------
TIME DEPOSITS - 4.89%
   Bank of Ireland N.Y., 0.35%, Due 10/5/2009 .......        36,000       36,000
                                                                      ----------

                                                           SHARES
                                                        -----------
SHORT TERM INVESTMENTS - 7.24%
OTHER SHORT-TERM INVESTMENTS - 7.24%
   AIM Short-Term Investment Company Liquid Asset
      Fund ..........................................    17,391,692       17,392
   RBC Prime Money Market Fund ......................    36,000,000       36,000
   TOTAL SHORT TERM INVESTMENTS                                           53,392
                                                                      ----------

                                                            PAR
                                                           AMOUNT
                                                        -----------
REPURCHASE AGREEMENTS - 38.94%
   Barclays Capital, Inc., 0.60%, Due 10/1/2009 (Held
      at Bank of New York Mellon, Collateralized by
      Corporate Obligations valued at $39,595, Zero
      Coupon - 10.875%, 4/1/2010 - 11/15/2046) ......   $    36,000       36,000
   BNP Paribas Securities Corp., 0.45%, Due 10/1/2009
      (Held at Bank of New York Mellon,
      Collateralized by Corporate Obligations valued
      at $39,600, Zero Coupon - 9.375%, 11/3/2009 -
      11/2/2049) ....................................        36,000       36,000
   Deutsche Bank Securities, Inc., 0.30%, Due
      10/1/2009 (Held at Bank of New York Mellon,
      Collateralized by Equity Securities valued at
      $39,600) ......................................        36,000       36,000
   J.P. Morgan Clearing Corp., 0.35%, Due 10/1/2009
      (Held at JPMorgan Chase Bank, Collateralized by
      Equity Securities valued at $36,750) ..........        35,000       35,000
   Merrill Lynch, Pierce, Fenner & Smith, Inc.,
      0.30%, Due 10/1/2009 (Held at Bank of New York
      Mellon, Collateralized by Equity Securities
      valued at $39,600) ............................        36,000       36,000
   Morgan Stanley & Co., 0.35%, Due 10/1/2009 (Held
      at JPMorgan Chase Bank, Collateralized by
      Equity Securities valued at $38,000) ..........        36,000       36,000
   RBC Capital Markets Corp., 0.30%, Due 10/1/2009
      (Held at Bank of New York Mellon,
      Collateralized by Equity Securities valued at
      $37,800) ......................................        36,000       36,000

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

                                                            PAR
                                                           AMOUNT        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
   Wells Fargo Securities LLC, 0.40%, Due 10/1/2009
      (Held at Bank of New York Mellon,
      Collateralized by Corporate Obligations valued
      at $37,800, Zero Coupon - 8.75%, 2/15/2011 -
      1/15/2020) ....................................   $    36,000   $   36,000
   TOTAL REPURCHASE AGREEMENTS                                           287,000
                                                                      ----------
TOTAL INVESTMENTS - 100.02% (COST $737,158)                           $  737,158
LIABILITIES, NET OF OTHER ASSETS - (0.02%)                                  (114)
TOTAL NET ASSETS - 100.00%                                            $  737,044
                                                                      ==========

     Percentages are stated as a percent of net assets.

++ Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $235,828 or 32.00% of net assets. The Fund has no right to demand registration of these securities.

                             See accompanying notes

AMERICAN BEACON MONEY MARKET PORTFOLIO
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

     Securites of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective January 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the hierarchy under FAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

A summary of the inputs used to value the Fund's investments as of September 30, 2009 is as follows (in thousands):


			                   Quoted
			                 Prices in
			                   Active     Significant
			                 Markets for    Other      Significant
			                  Identical   Observable   Unobservable
			                   Assets       Inputs        Inputs
DESCRIPTION                                LEVEL 1      LEVEL 2      LEVEL 3    Total
-----------                               ---------    --------    -------     -------
ASSETS:
COMMERCIAL PAPER                          $  -          $360,766      $ -      $360,766
TIME DEPOSITS                                -          $ 36,000        -      $ 36,000
SHORT TERM INVESTMENTS                    $53,392          -            -      $ 53,392
REPURCHASE AGREEMENTS                        -          $287,000        -      $287,000
                                          -------       --------      ---      --------
TOTAL                                     $53,392       $683,766      $ -      $737,158
                                          -------       --------      ---      --------


The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The American Beacon S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio of the State Street Master Funds. The Schedule of Investments for the State Street Equity 500 Index Portfolio for the fiscal quarter ended September 30, 2009 is provided below.


STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2009 (UNAUDITED)

                                                                      MARKET
                                                                      VALUE
                                                    SHARES            (000)
                                               ---------------   ---------------
COMMON STOCKS -- 97.5%
CONSUMER DISCRETIONARY -- 9.2%
Abercrombie & Fitch Co. Class A                         19,246   $           633
Amazon.Com, Inc. (a)                                    68,192             6,366
Apollo Group, Inc. Class A (a)                          25,229             1,859
AutoNation, Inc. (a)                                    23,063               417
AutoZone, Inc. (a)                                       6,264               916
Bed Bath & Beyond, Inc. (a)                             52,445             1,969
Best Buy Co., Inc.                                      69,119             2,593
Big Lots, Inc. (a)                                      16,227               406
Black & Decker Corp.                                    11,937               553
Carnival Corp.                                          87,950             2,927
CBS Corp. Class B                                      140,203             1,689
Coach, Inc.                                             65,528             2,157
Comcast Corp. Class A                                  586,648             9,908
D.R. Horton, Inc.                                       52,876               603
Darden Restaurants, Inc.                                27,988               955
DeVry, Inc.                                             12,500               692
DIRECTV Group, Inc. (a)                                 89,377             2,465
Eastman Kodak Co.                                       54,482               260
eBay, Inc. (a)                                         230,503             5,442
Expedia, Inc. (a)                                       43,915             1,052
Family Dollar Stores, Inc.                              30,158               796
Ford Motor Co. (a)                                     660,598             4,763
Fortune Brands, Inc.                                    30,545             1,313
GameStop Corp. Class A (a)                              32,400               858
Gannett Co., Inc.                                       42,074               526
Gap, Inc.                                               93,698             2,005
Genuine Parts Co.                                       33,309             1,268
Goodyear Tire & Rubber Co. (a)                          51,857               883
H&R Block, Inc.                                         66,915             1,230
Harley-Davidson, Inc.                                   48,001             1,104
Harman International Industries, Inc.                   15,921               539
Hasbro, Inc.                                            24,425               678
Home Depot, Inc.                                       345,112             9,194
Host Hotels & Resorts, Inc.                            123,665             1,456
International Game Technology                           60,919             1,309
Interpublic Group of Cos., Inc. (a)                    100,694               757
JC Penney Co., Inc.                                     48,310             1,630
Johnson Controls, Inc.                                 121,786             3,113
KB HOME                                                 14,794               246
Kohl's Corp. (a)                                        61,733             3,522
Lennar Corp. Class A                                    34,631               493
Limited Brands                                          57,467               976
Lowe's Cos., Inc.                                      302,562             6,336
Macy's, Inc.                                            85,423             1,562
Marriot International, Inc. Class A                     49,183             1,357
Mattel, Inc.                                            73,376             1,355
McDonald's Corp.                                       220,525            12,585
McGraw-Hill, Inc.                                       63,566             1,598
Meredith Corp.                                           7,889               236
New York Times Co. Class A                              22,922               186
Newell Rubbermaid, Inc.                                 59,893               940
News Corp. Class A                                     452,109             5,421
NIKE, Inc. Class B                                      79,152             5,121
Nordstrom, Inc.                                         32,733             1,000

                                                                      MARKET
                                                                      VALUE
                                                    SHARES            (000)
                                               ---------------   ---------------
O'Reilly Automotive, Inc. (a)                           28,300   $         1,023
Office Depot, Inc. (a)                                  51,256               339
Omnicom Group, Inc.                                     62,741             2,318
Polo Ralph Lauren Corp.                                 12,215               936
Pulte Homes, Inc.                                       64,905               713
Radioshack Corp.                                        26,203               434
Scripps Networks Interactive, Inc. Class A              19,835               733
Sears Holdings Corp. (a)                                10,974               717
Snap-On, Inc.                                           11,612               404
Stanley Works                                           17,183               734
Staples, Inc.                                          146,533             3,402
Starbucks Corp. (a)                                    149,061             3,078
Starwood Hotels & Resorts Worldwide, Inc.               38,947             1,286
Target Corp.                                           154,116             7,194
Tiffany & Co.                                           26,380             1,016
Time Warner Cable, Inc.                                 70,971             3,058
Time Warner, Inc.                                      243,691             7,013
TJX Cos., Inc.                                          87,606             3,255
V.F. Corp.                                              18,193             1,318
Viacom, Inc. Class B (a)                               122,622             3,438
Walt Disney Co.                                        377,545            10,367
Washington Post Co. Class B                              1,260               590
Whirlpool Corp.                                         15,561             1,089
Wyndham Worldwide Corp.                                 34,299               560
Wynn Resorts, Ltd. (a)                                  14,300             1,014
Yum! Brands, Inc.                                       93,292             3,150
                                                                 ---------------
                                                                         179,397
                                                                 ---------------
CONSUMER STAPLES -- 11.2%
Altria Group, Inc.                                     420,999             7,498
Archer-Daniels-Midland Co.                             131,224             3,834
Avon Products, Inc.                                     87,660             2,977
Brown-Forman Corp. Class B                              20,855             1,006
Campbell Soup Co.                                       42,065             1,372
Clorox Co.                                              29,043             1,708
Coca-Cola Co.                                          469,211            25,197
Coca-Cola Enterprises, Inc.                             62,501             1,338
Colgate-Palmolive Co.                                  101,701             7,758
ConAgra Foods, Inc.                                     89,175             1,933
Constellation Brands, Inc. Class A (a)                  37,426               567
Costco Wholesale Corp.                                  88,689             5,007
CVS Caremark Corp.                                     291,432            10,416
Dean Foods Co. (a)                                      33,458               595
Dr Pepper Snapple Group, Inc. (a)                       51,300             1,475
Estee Lauder Cos., Inc. Class A                         23,252               862
General Mills, Inc.                                     66,332             4,271
H.J. Heinz Co.                                          63,269             2,515
Hormel Foods Corp.                                      13,400               476
Kellogg Co.                                             50,735             2,498
Kimberly-Clark Corp.                                    84,400             4,978
Kraft Foods, Inc. Class A                              299,709             7,873
Kroger Co.                                             133,776             2,761
Lorillard, Inc.                                         33,861             2,516
McCormick & Co., Inc.                                   28,053               952

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

                                                                      MARKET
                                                                      VALUE
                                                    SHARES            (000)
                                               ---------------   ---------------
COMMON STOCKS -- (CONTINUED)
CONSUMER STAPLES -- (CONTINUED)
Molson Coors Brewing Co., Class B                       30,962   $         1,507
Pepsi Bottling Group, Inc.                              26,753               975
PepsiCo, Inc.                                          317,156            18,604
Philip Morris International, Inc.                      391,399            19,077
Procter & Gamble Co.                                   594,219            34,417
Reynolds American, Inc.                                 34,087             1,518
Safeway, Inc.                                           89,064             1,756
Sara Lee Corp.                                         139,034             1,549
SuperValu, Inc.                                         41,948               632
Sysco Corp.                                            119,409             2,967
The Hershey Company                                     34,482             1,340
The J.M. Smucker Co.                                    24,660             1,307
Tyson Foods, Inc., Class A                              57,835               731
Wal-Mart Stores, Inc.                                  437,202            21,462
Walgreen Co.                                           203,318             7,618
Whole Foods Market, Inc. (a)                            29,533               901
                                                                 ---------------
                                                                         218,744
                                                                 ---------------
ENERGY -- 11.5%
Anadarko Petroleum Corp.                                98,726             6,193
Apache Corp.                                            68,725             6,311
Baker Hughes, Inc.                                      62,278             2,657
BJ Services Co.                                         60,448             1,175
Cabot Oil & Gas Corp.                                   20,300               726
Cameron International Corp. (a)                         45,100             1,706
Chesapeake Energy Corp.                                128,482             3,649
Chevron Corp. (d)                                      408,446            28,767
ConocoPhillips                                         299,830            13,540
Consol Energy, Inc.                                     35,773             1,614
Denbury Resources, Inc. (a)                             47,800               723
Devon Energy Corp.                                      91,151             6,137
Diamond Offshore Drilling, Inc.                         14,500             1,385
El Paso Corp.                                          145,492             1,501
ENSCO International, Inc.                               29,177             1,241
EOG Resources, Inc.                                     50,517             4,219
EQT Corp.                                               26,800             1,142
ExxonMobil Corp. (d)                                   977,572            67,071
FMC Technologies, Inc. (a)                              25,400             1,327
Halliburton Co.                                        184,934             5,015
Hess Corp.                                              57,501             3,074
Marathon Oil Corp.                                     144,277             4,602
Massey Energy Co.                                       19,300               538
Murphy Oil Corp.                                        39,241             2,259
Nabors Industries, Ltd. (a)                             58,704             1,227
National Oilwell Varco, Inc. (a)                        85,657             3,694
Noble Energy, Inc.                                      34,810             2,296
Occidental Petroleum Corp.                             163,844            12,845
Peabody Energy Corp.                                    54,024             2,011
Pioneer Natural Resources Co.                           24,700               896
Questar Corp.                                           35,968             1,351
Range Resources Corp.                                   31,400             1,550
Rowan Cos., Inc.                                        24,520               566
Schlumberger, Ltd.                                     242,175            14,434
Smith International, Inc.                               46,334             1,330

                                                                      MARKET
                                                                      VALUE
                                                    SHARES            (000)
                                               ---------------   ---------------
Southwestern Energy Co. (a)                             69,500   $         2,966
Spectra Energy Corp.                                   129,598             2,455
Sunoco, Inc.                                            24,884               708
Tesoro Corp.                                            26,365               395
Valero Energy Corp.                                    113,009             2,191
Williams Cos., Inc.                                    117,268             2,096
XTO Energy, Inc.                                       118,352             4,890
                                                                 ---------------
                                                                         224,473
                                                                 ---------------
FINANCIALS -- 15.2%
AFLAC, Inc.                                             95,690             4,090
Allstate Corp.                                         110,006             3,368
American Express Co.                                   241,764             8,196
American International Group, Inc. (a)                  27,833             1,228
Ameriprise Financial, Inc.                              53,007             1,926
AON Corp.                                               57,047             2,321
Apartment Investment &
Management Co. Class A                                  29,552               436
Assurant, Inc.                                          25,031               802
AvalonBay Communities, Inc.                             16,298             1,185
Bank of America Corp.                                1,761,671            29,807
Bank of New York Mellon Corp.                          244,985             7,102
BB&T Corp.                                             140,470             3,826
Boston Properties, Inc.                                 28,767             1,886
Capital One Financial Corp.                             92,063             3,289
CB Richard Ellis Group, Inc. Class A (a)                47,275               555
Charles Schwab Corp.                                   192,393             3,684
Chubb Corp.                                             71,175             3,588
Cincinnati Financial Corp.                              31,214               811
Citigroup, Inc.                                      2,634,802            12,752
CME Group, Inc.                                         13,391             4,127
Comerica, Inc.                                          31,744               942
Developers Diversified Realty Corp.                      1,532                14
Discover Financial Services                            109,205             1,772
E*Trade Financial Corp. (a)                            232,015               406
Equity Residential                                      55,457             1,703
Federated Investors, Inc. Class B                       18,970               500
Fifth Third Bancorp                                    163,116             1,652
First Horizon National Corp. (a)                        42,666               564
Franklin Resources, Inc.                                30,980             3,117
Genworth Financial, Inc. Class A                        91,551             1,094
Goldman Sachs Group, Inc.                              104,234            19,216
Hartford Financial Services Group, Inc.                 76,197             2,019
HCP, Inc.                                               60,200             1,730
Health Care REIT, Inc.                                  23,800               991
Hudson City Bancorp, Inc.                               92,292             1,214
Huntington Bancshares, Inc.                            118,556               558
IntercontinentalExchange, Inc. (a)                      14,880             1,446
Invesco Ltd.                                            83,900             1,910
J.P. Morgan Chase & Co.                                800,515            35,079
Janus Capital Group, Inc.                               36,007               511
KeyCorp                                                174,875             1,137
Kimco Realty Corp.                                      80,369             1,048

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

                                                                      MARKET
                                                                      VALUE
                                                    SHARES            (000)
                                               ---------------   ---------------
COMMON STOCKS -- (CONTINUED)
FINANCIALS -- (CONTINUED)
Legg Mason, Inc.                                        34,642   $         1,075
Leucadia National Corp. (a)                             35,436               876
Lincoln National Corp.                                  61,892             1,604
Loews Corp.                                             72,831             2,494
M & T Bank Corp.                                        15,937               993
Marsh & McLennan Cos., Inc.                            107,653             2,662
Marshall & Ilsley Corp.                                 80,193               647
Mastercard, Inc. Class A                                19,200             3,881
MBIA, Inc. (a)                                          31,984               248
MetLife, Inc.                                          167,896             6,392
Moody's Corp.                                           38,966               797
Morgan Stanley                                         275,130             8,496
NASDAQ OMX Group, Inc. (a)                              28,600               602
Northern Trust Corp.                                    48,706             2,833
NYSE Euronext                                           52,300             1,511
Paychex, Inc.                                           64,838             1,884
People's United Financial Inc.                          68,100             1,060
PNC Financial Services Group, Inc.                      92,917             4,515
Principal Financial Group, Inc.                         63,591             1,742
Progressive Corp. (a)                                  140,201             2,325
ProLogis                                                87,391             1,042
Prudential Financial, Inc.                              95,339             4,758
Public Storage, Inc.                                    28,287             2,128
Regions Financial Corp.                                227,189             1,411
Simon Property Group, Inc.                              56,589             3,929
SLM Corp. (a)                                           91,354               797
State Street Corp. (b)                                 101,425             5,335
SunTrust Banks, Inc.                                   103,118             2,325
T. Rowe Price Group, Inc.                               52,575             2,403
Torchmark Corp.                                         17,921               778
Total System Services, Inc.                             37,775               609
Travelers Cos., Inc.                                   114,104             5,617
U.S. Bancorp                                           386,352             8,446
Unum Group                                              67,029             1,437
Ventas, Inc.                                            32,100             1,236
Vornado Realty Trust                                    32,821             2,114
Wells Fargo Co.                                        949,549            26,758
Western Union Co.                                      143,985             2,724
XL Capital, Ltd. Class A                                72,768             1,271
Zions Bancorp                                           25,453               457
                                                                 ---------------
                                                                         295,814
                                                                 ---------------
HEALTH CARE -- 12.5%
Abbott Laboratories                                    312,606            15,465
Aetna, Inc.                                             87,050             2,423
Allergan, Inc.                                          62,092             3,524
AmerisourceBergen Corp.                                 59,786             1,338
Amgen, Inc. (a)                                        207,336            12,488
Baxter International, Inc.                             121,461             6,924
Becton, Dickinson & Co.                                 48,997             3,418
Biogen Idec, Inc. (a)                                   59,231             2,992
Boston Scientific Corp. (a)                            304,334             3,223
Bristol-Myers Squibb Co.                               403,038             9,076
C.R. Bard, Inc.                                         19,697             1,548

                                                                      MARKET
                                                                      VALUE
                                                    SHARES            (000)
                                               ---------------   ---------------
Cardinal Health, Inc.                                   72,357   $         1,939
CareFusion Corp. (a)                                    36,178               789
Celgene Corp. (a)                                       94,518             5,284
Cephalon, Inc. (a)                                      15,600               909
CIGNA Corp.                                             55,596             1,562
Coventry Health Care, Inc. (a)                          32,103               641
DaVita, Inc. (a)                                        20,300             1,150
Dentsply International Inc.                             30,300             1,047
Eli Lilly & Co.                                        205,875             6,800
Express Scripts, Inc. (a)                               54,699             4,244
Forest Laboratories, Inc. (a)                           62,502             1,840
Genzyme Corp. (a)                                       55,292             3,137
Gilead Sciences, Inc. (a)                              184,399             8,589
Hospira, Inc. (a)                                       31,703             1,414
Humana, Inc. (a)                                        35,507             1,324
Intuitive Surgical, Inc. (a)                             7,800             2,046
Johnson & Johnson                                      561,049            34,162
King Pharmaceuticals, Inc. (a)                          48,592               523
Laboratory Corp. of America Holdings (a)                22,122             1,453
Life Technologies Corp. (a)                             36,187             1,684
McKesson Corp.                                          53,155             3,165
Medco Health Solutions, Inc. (a)                        95,268             5,269
Medtronic, Inc.                                        223,278             8,217
Merck & Co., Inc.                                      426,319            13,484
Millipore Corp. (a)                                     11,135               783
Mylan Inc. (a)                                          60,109               962
Patterson Cos., Inc. (a)                                18,294               499
Pfizer, Inc.                                         1,366,171            22,610
Quest Diagnostics, Inc.                                 31,400             1,639
Schering-Plough Corp.                                  331,255             9,358
St. Jude Medical, Inc. (a)                              71,126             2,775
Stryker Corp.                                           56,289             2,557
Tenet Healthcare Corp. (a)                              97,770               575
UnitedHealth Group, Inc.                               234,196             5,864
Varian Medical Systems, Inc. (a)                        25,560             1,077
Watson Pharmaceuticals, Inc. (a)                        20,646               756
Wellpoint, Inc. (a)                                     95,538             4,525
Wyeth                                                  269,787            13,106
Zimmer Holdings, Inc. (a)                               44,352             2,371
                                                                 ---------------
                                                                         242,548
                                                                 ---------------
INDUSTRIALS -- 10.3%
3M Co.                                                 141,172            10,418
Amphenol Corp. Class A                                  34,300             1,292
Avery Dennison Corp.                                    21,588               777
Boeing Co.                                             148,888             8,062
Burlington Northern Santa Fe Corp.                      52,582             4,198
Caterpillar, Inc.                                      127,379             6,538
CH Robinson Worldwide, Inc.                             33,761             1,950
Cintas Corp.                                            25,088               760
CSX Corp.                                               80,138             3,355
Cummins, Inc.                                           40,358             1,808
Danaher Corp.                                           52,186             3,513
Deere & Co.                                             85,337             3,663
Dover Corp.                                             36,795             1,426

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

                                                                      MARKET
                                                                      VALUE
                                                    SHARES            (000)
                                               ---------------   ---------------
COMMON STOCKS -- (CONTINUED)
INDUSTRIALS -- (CONTINUED)
Eaton Corp.                                             34,195   $         1,935
Emerson Electric Co.                                   154,148             6,178
Equifax, Inc.                                           25,683               748
Expeditors International Washington, Inc.               43,020             1,512
Fastenal Co.                                            25,500               987
FedEx Corp.                                             64,200             4,829
Flir Systems, Inc. (a)                                  28,900               808
Flowserve Corp.                                         11,800             1,163
Fluor Corp.                                             37,460             1,905
General Dynamics Corp.                                  78,661             5,081
General Electric Co. (d)                             2,158,933            35,450
Goodrich Co.                                            24,445             1,328
Honeywell International, Inc.                          152,681             5,672
Illinois Tool Works, Inc.                               77,671             3,317
Iron Mountain, Inc. (a)                                 37,100               989
ITT Industries, Inc.                                    37,592             1,960
Jacobs Engineering Group, Inc. (a)                      25,500             1,172
L-3 Communications Holdings, Inc.                       24,103             1,936
Leggett & Platt, Inc.                                   34,298               665
Lockheed Martin Corp.                                   64,852             5,064
Masco Corp.                                             75,023               969
Monster Worldwide, Inc. (a)                             22,609               395
Norfolk Southern Corp.                                  75,155             3,240
Northrop Grumman Corp.                                  66,311             3,432
PACCAR, Inc.                                            73,574             2,774
Pall Corp.                                              25,609               827
Parker-Hannifin Corp.                                   31,803             1,649
Pitney Bowes, Inc.                                      40,027               995
Precision Castparts Corp.                               28,807             2,935
Quanta Services, Inc. (a)                               39,800               881
R.R. Donnelley & Sons Co.                               41,709               887
Raytheon Co.                                            80,582             3,866
Republic Services, Inc.                                 66,603             1,770
Robert Half International, Inc.                         30,640               767
Rockwell Automation, Inc.                               29,905             1,274
Rockwell Collins, Inc.                                  32,931             1,673
Ryder Systems, Inc.                                     11,321               442
Southwest Airlines Co.                                 147,786             1,419
Stericycle, Inc. (a)                                    17,100               828
Textron, Inc.                                           56,939             1,081
Thermo Fisher Scientific, Inc. (a)                      81,724             3,569
Union Pacific Corp.                                    103,368             6,032
United Parcel Service, Inc. Class B                    202,246            11,421
United Technologies Corp.                              191,578            11,673
W.W. Grainger, Inc.                                     13,169             1,177
Waste Management, Inc.                                 101,939             3,040
                                                                 ---------------
                                                                         199,475
                                                                 ---------------
INFORMATION TECHNOLOGY -- 17.5%
Adobe Systems, Inc. (a)                                107,157             3,540
Advanced Micro Devices, Inc. (a)                       114,986               651
Affiliated Computer Services, Inc.
   Class A (a)                                          20,937             1,134

                                                                      MARKET
                                                                      VALUE
                                                    SHARES            (000)
                                               ---------------   ---------------
Agilent Technologies, Inc. (a)                          71,768   $         1,997
Akamai Technologies, Inc. (a)                           34,224               674
Altera Corp.                                            58,354             1,197
Analog Devices, Inc.                                    58,969             1,626
Apple Inc. (a)                                         181,884            33,716
Applied Materials, Inc.                                272,807             3,656
Autodesk, Inc. (a)                                      46,376             1,104
Automatic Data Processing, Inc.                        102,617             4,033
BMC Software, Inc. (a)                                  38,521             1,446
Broadcom Corp. Class A (a)                              86,559             2,656
CA, Inc.                                                78,299             1,722
CIENA Corp. (a)                                         22,029               359
Cisco Systems, Inc. (a)                              1,174,719            27,653
Citrix Systems, Inc. (a)                                36,867             1,446
Cognizant Technology Solutions Corp.
   Class A (a)                                          58,584             2,265
Computer Sciences Corp. (a)                             30,344             1,599
Compuware Corp. (a)                                     51,350               376
Convergys Corp. (a)                                     29,335               292
Corning, Inc.                                          318,876             4,882
Dell, Inc. (a)                                         346,250             5,284
Dun & Bradstreet Corp.                                  11,000               829
Electronic Arts, Inc. (a)                               67,100             1,278
EMC Corp. (a)                                          412,684             7,032
Fidelity National Information Services, Inc.            40,877             1,043
Fiserv, Inc. (a)                                        32,252             1,555
Google, Inc. Class A (a)                                48,990            24,292
Harris Corp.                                            26,400               993
Hewlett-Packard Co.                                    479,916            22,657
IMS Health, Inc.                                        34,832               535
Intel Corp.                                          1,139,156            22,293
International Business Machines Corp.                  266,942            31,929
Intuit, Inc. (a)                                        65,763             1,874
Jabil Circuit, Inc.                                     39,951               536
Juniper Networks, Inc. (a)                             105,793             2,859
KLA-Tencor Corp.                                        34,105             1,223
Lexmark International Group, Inc.
   Class A (a)                                          15,842               341
Linear Technology Corp.                                 43,763             1,209
LSI Corp. (a)                                          136,962               752
McAfee, Inc. (a)                                        31,200             1,366
MEMC Electronic Materials, Inc. (a)                     45,478               756
Microchip Technology, Inc.                              37,089               983
Micron Technology, Inc. (a)                            170,662             1,399
Microsoft Corp. (d)                                  1,577,835            40,850
Molex, Inc.                                             30,005               626
Motorola, Inc.                                         469,765             4,035
National Semiconductor Corp.                            51,496               735
NetApp, Inc. (a)                                        66,557             1,776
Novell, Inc. (a)                                        68,720               310
Novellus Systems, Inc. (a)                              20,030               420
NVIDIA Corp. (a)                                       108,256             1,627
Oracle Corp.                                           790,062            16,465
PerkinElmer, Inc.                                       21,118               406

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

                                                                     MARKET
                                                                     VALUE
                                                    SHARES           (000)
                                               ---------------   ---------------
COMMON STOCKS -- (CONTINUED)
INFORMATION TECHNOLOGY -- (CONTINUED)
QLogic Corp. (a)                                        24,322   $           418
QUALCOMM, Inc.                                         337,311            15,172
Red Hat, Inc. (a)                                       37,200             1,028
Salesforce.com, Inc. (a)                                21,200             1,207
SanDisk Corp. (a)                                       46,167             1,002
Sun Microsystems, Inc. (a)                             155,041             1,409
Symantec Corp. (a)                                     165,363             2,724
Tellabs, Inc. (a)                                       73,830               511
Teradata Corp. (a)                                      33,520               922
Teradyne, Inc. (a)                                      39,449               365
Texas Instruments, Inc.                                253,899             6,015
VeriSign, Inc. (a)                                      37,521               889
Waters Corp. (a)                                        19,665             1,098
Western Digital Corp. (a)                               45,500             1,662
Xerox Corp.                                            177,234             1,372
Xilinx, Inc.                                            57,502             1,347
Yahoo!, Inc. (a)                                       239,219             4,260
                                                                 ---------------
                                                                         339,693
                                                                 ---------------
MATERIALS -- 3.5%
Air Products & Chemicals, Inc.                          42,409             3,290
Airgas, Inc.                                            16,600               803
AK Steel Holding Corp.                                  20,000               395
Alcoa, Inc.                                            200,549             2,631
Allegheny Technologies, Inc.                            20,328               711
Ball Corp.                                              19,762               972
Bemis Co., Inc.                                         21,162               548
CF Industries Holdings, Inc.                             9,750               841
Dow Chemical Co.                                       235,428             6,138
E.I. Du Pont de Nemours & Co.                          185,312             5,956
Eastman Chemical Co.                                    14,204               760
Ecolab, Inc.                                            47,066             2,176
FMC Corp.                                               14,800               833
Freeport-McMoRan Copper & Gold, Inc. Class B            84,052             5,767
International Flavors & Fragrances, Inc.                16,031               608
International Paper Co.                                 89,411             1,988
MeadWestvaco Corp.                                      34,920               779
Monsanto Co.                                           110,955             8,588
Newmont Mining Corp.                                   100,006             4,402
Nucor Corp.                                             64,454             3,030
Owens-Illinois, Inc. (a)                                34,700             1,280
Pactiv Corp. (a)                                        27,715               722
Plum Creek Timber Co., Inc.                             33,011             1,011
PPG Industries, Inc.                                    33,971             1,977
Praxair, Inc.                                           62,711             5,123
Sealed Air Corp.                                        29,692               583
Sherwin-Williams Co.                                    20,096             1,209
Sigma-Aldrich Corp.                                     25,834             1,395
Titanium Metals Corp.                                   16,600               159
United States Steel Corp.                               29,478             1,308
Vulcan Materials Co.                                    25,461             1,377

                                                                      MARKET
                                                                      VALUE
                                                    SHARES            (000)
                                               ---------------   ---------------
Weyerhaeuser Co.                                        43,037   $         1,577
                                                                 ---------------
                                                                          68,937
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 3.1%
American Tower Corp. Class A (a)                        79,700             2,901
AT&T, Inc.                                           1,201,350            32,449
CenturyTel, Inc.                                        61,173             2,056
Fairpoint Communications, Inc. (c)                           8                --
Frontier Communications Corp.                           60,384               455
JDS Uniphase Corp. (a)                                  42,723               304
MetroPCS Communications, Inc. (a)                       51,700               484
Qwest Communications International, Inc.               308,490             1,175
Sprint Nextel Corp. (a)                                575,465             2,273
Verizon Communications, Inc.                           578,866            17,522
Windstream Corp.                                        90,013               912
                                                                 ---------------
                                                                          60,531
                                                                 ---------------
UTILITIES -- 3.5%
AES Corp. (a)                                          137,795             2,042
Allegheny Energy, Inc.                                  33,059               877
Ameren Corp.                                            44,660             1,129
American Electric Power Co., Inc.                       96,452             2,989
CenterPoint Energy, Inc.                                74,711               929
CMS Energy Corp.                                        45,756               613
Consolidated Edison, Inc.                               55,052             2,254
Constellation Energy Group, Inc.                        42,114             1,363
Dominion Resources, Inc.                               120,562             4,159
DTE Energy Co.                                          33,384             1,173
Duke Energy Corp.                                      263,120             4,141
Dynegy, Inc. Class A (a)                                82,690               211
Edison International                                    65,719             2,207
Entergy Corp.                                           40,198             3,210
Exelon Corp.                                           134,121             6,655
FirstEnergy Corp.                                       62,607             2,862
FPL Group, Inc.                                         84,421             4,663
Integrys Energy Group, Inc.                             14,716               528
Nicor, Inc.                                              9,400               344
NiSource, Inc.                                          58,282               810
Northeast Utilities                                     37,600               893
Pepco Holdings, Inc.                                    41,700               620
PG&E Corp.                                              74,526             3,018
Pinnacle West Capital Corp.                             20,160               662
PPL Corp.                                               75,475             2,290
Progress Energy, Inc.                                   56,081             2,190
Public Service Enterprise Group, Inc.                  102,124             3,211
SCANA Corp.                                             25,100               876
Sempra Energy                                           50,186             2,500
Southern Co.                                           160,643             5,088
TECO Energy, Inc.                                       42,151               593
Wisconsin Energy Corp.                                  22,800             1,030

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

                                                                      MARKET
                                                                      VALUE
                                                    SHARES            (000)
                                               ---------------   ---------------
COMMON STOCKS -- (CONTINUED)
UTILITIES -- (CONTINUED)
Xcel Energy, Inc.                                       91,751   $         1,765
                                                                 ---------------
                                                                          67,895
                                                                 ---------------
TOTAL COMMON STOCKS
(Cost $1,509,948,197)                                                  1,897,507
                                                                 ---------------

                                                     PAR
                                                    AMOUNT
                                                    (000)
                                               ---------------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury
Bill(d)(e)(f) 0.1% due
12/10/09                                       $         4,815             4,814
                                                                 ---------------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,813,830)                                                          4,814
                                                                 ---------------

                                                    SHARES
                                                    (000)
                                               ---------------
MONEY MARKET FUND -- 2.2%
AIM Short Term Investment Prime Portfolio               41,419            41,419
Federated Money Market Obligations Trust                   575               575
                                                                 ---------------
TOTAL MONEY MARKET FUND
(Cost $41,994,481)                                                        41,994
                                                                 ---------------
TOTAL INVESTMENTS(G)+ -- 99.9%
(identified cost $1,556,756,508(h))                                    1,944,315
OTHER ASSETS IN EXCESS OF LIABILITIES --
0.1%                                                                       2,205
                                                                 ---------------
NET ASSETS -- 100.0%                                             $     1,946,520
                                                                 ===============

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d) All or part of this security has been designated as collateral for futures contracts.

(e)  Rate represents annualized yield at date of purchase.

(f) Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(g) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

(h) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2009 was $563,350,685 and $175,792,259,
     respectively, resulting in net unrealized appreciation of investment of $387,558,426.

+ Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

The three tier hierarchy of inputs is summarized below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2009, in valuing the Portfolio's assets carried at fair value:

                              INVESTMENTS        OTHER
VALUATION                         IN           FINANCIAL
INPUTS                        SECURITIES     INSTRUMENTS*
---------                   --------------   ------------
Level 1 - Quoted Prices     $1,939,501,104     $738,678
Level 2 - Other
   Significant Observable
   Inputs                        4,813,830           --
Level 3 - Significant
   Unobservable Inputs                  --           --
                            --------------     --------
   TOTAL                    $1,944,314,934     $738,678
                            ==============     ========

*    Other financial instruments include futures contracts.

The type of inputs used to value each security under the provisions surrounding Fair Value Measurements and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio's investments by category.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

                                   NUMBER     UNREALIZED
                                    OF       APPRECIATION
                                 CONTRACTS       (000)
                                 ---------   ------------
Schedule of Futures Contracts
S&P 500 Financial Futures
   Contracts (long) Expiration
   Date 12/2009                     941          $739
                                                 ----
Total unrealized appreciation
   on open futures contracts
   purchased                                     $739
                                                 ====

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2009 (UNAUDITED)

The Portfolio adopted provisions surrounding Disclosures about Derivative Instruments and Hedging Activities which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio's use of derivative instruments and hedging activities at September 30, 2009:

LIABILITY DERIVATIVES

                                        FOREIGN
                     INTEREST RATE      EXCHANGE          CREDIT           EQUITY          COMMODITY          OTHER
                    CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK    TOTAL
                    --------------   --------------   --------------   --------------   --------------   --------------   ------
Futures Contracts         $--             $--              $--               $89              $--              $--         $89

Transactions in derivative instruments during the nine months ended September 30, 2009, were as follows:

REALIZED GAIN (LOSS)

                                        FOREIGN
                     INTEREST RATE      EXCHANGE          CREDIT           EQUITY          COMMODITY          OTHER
                    CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK    TOTAL
                    --------------   --------------   --------------   --------------   --------------   --------------   ------
Futures Contracts         $--             $--              $--             $8,661             $--              $--        $8,661

CHANGE IN APPRECIATION (DEPRECIATION)

                                        FOREIGN
                     INTEREST RATE      EXCHANGE          CREDIT           EQUITY          COMMODITY          OTHER
                    CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK   CONTRACTS RISK    TOTAL
                    --------------   --------------   --------------   --------------   --------------   --------------   ------
Futures Contracts         $--             $--              $--             $(212)             $--              $--        $(212)

AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at September 30, 2009 is listed in the Portfolio of Investments.

                    Number of                                                                   Income Earned
                      shares   Shares purchased  Shares sold for                    Value at  for the 9 months   Realized Loss
      Security       held at   for the 9 months    the 9 months   Number of shares   9/30/09    ended 9/30/09   on shares sold
    Description     12/31/08    ended 9/30/09     ended 9/30/09    held at 9/30/09    (000)         (000)            (000)
------------------  ---------  ----------------  ---------------  ----------------  --------  ----------------  --------------
State Street Corp.    81,725         24,400           4,700           101,425        $5,335          $21           $(155)

The American Beacon Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master Small Cap Index Series for the fiscal quarter ended September 30, 2009 is provided below.


MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
ADVERTISING AGENCIES - 0.5%         AMREP Corp. (a)                                              400   $      5,280
                                    Arbitron, Inc.                                             8,158        169,360
                                    Constant Contact, Inc. (a)(b)                              8,400        161,700
                                    DG FastChannel, Inc. (a)                                   6,300        131,922
                                    Harte-Hanks, Inc.                                         12,400        171,492
                                    Marchex, Inc., Class B                                     6,700         32,897
                                    National CineMedia, Inc.                                  14,270        242,162
                                    Travelzoo, Inc. (a)                                        2,300         32,499
                                    Valassis Communications, Inc. (a)                         16,400        293,232
                                    ValueClick, Inc. (a)                                      27,880        367,737
                                                                                                       ------------
                                                                                                          1,608,281
AEROSPACE - 1.3%                    AAR Corp. (a)                                             12,768        280,130
                                    AeroVironment, Inc. (a)(b)                                 4,300        120,787
                                    Argon ST, Inc. (a)                                         4,500         85,725
                                    Astronics Corp. (a)                                        2,900         27,260
                                    Ceradyne, Inc. (a)                                         8,650        158,554
                                    Cubic Corp.                                                5,252        207,296
                                    Curtiss-Wright Corp.                                      15,168        517,684
                                    Ducommun, Inc.                                             3,500         66,185
                                    Esterline Technologies Corp. (a)                           9,441        370,182
                                    GenCorp, Inc. (a)                                         18,371         98,469
                                    Heico Corp.                                                7,226        313,319
                                    Herley Industries, Inc. (a)                                4,500         58,725
                                    Kaman Corp., Class A                                       8,594        188,896
                                    LMI Aerospace, Inc. (a)                                    2,800         28,084
                                    Ladish Co., Inc. (a)                                       5,400         81,702
                                    Moog, Inc., Class A (a)                                   14,613        431,084
                                    Orbital Sciences Corp. (a)                                19,435        290,942
                                    Teledyne Technologies, Inc. (a)                           12,134        436,703
                                    Triumph Group, Inc.                                        5,179        248,540
                                                                                                       ------------
                                                                                                          4,010,267
AGRICULTURE, FISHING &              AgFeed Industries, Inc. (a)(b)                            10,000         53,400
RANCHING - 0.4%                     Alico, Inc.                                                1,200         35,268
                                    The Andersons, Inc.                                        5,800        204,160
                                    Cadiz, Inc. (a)                                            3,800         44,460
                                    Cal-Maine Foods, Inc. (b)                                  4,200        112,434
                                    Calavo Growers, Inc.                                       3,500         66,430
                                    China Green Agriculture, Inc. (a)(b)                       2,500         29,300
                                    Fresh Del Monte Produce, Inc. (a)                         13,800        312,018
                                    HQ Sustainable Maritime Industries, Inc. (a)               2,800         24,640
                                    Sanderson Farms, Inc.                                      6,450        242,778
                                    Seaboard Corp.                                               112        145,602
                                                                                                       ------------
                                                                                                          1,270,490
AIR TRANSPORT - 1.0%                Air Transport Services Group, Inc. (a)(b)                 17,600         60,896
                                    AirTran Holdings, Inc. (a)                                40,520        253,250

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Alaska Air Group, Inc. (a)(c)                             11,998   $    321,426
                                    Allegiant Travel Co. (a)(b)                                4,700        179,023
                                    Atlas Air Worldwide Holdings, Inc. (a)                     5,300        169,441
                                    Bristow Group, Inc. (a)                                    9,785        290,517
                                    Hawaiian Holdings, Inc. (a)                               17,400        143,724
                                    JetBlue Airways Corp. (a)                                 81,400        486,772
                                    PHI, Inc. (a)                                              4,500         91,260
                                    Republic Airways Holdings, Inc. (a)                       10,500         97,965
                                    SkyWest, Inc.                                             19,300        319,994
                                    UAL Corp. (a)(b)                                          46,500        428,730
                                    US Airways Group, Inc. (a)                                51,200        240,640
                                                                                                       ------------
                                                                                                          3,083,638
ALTERNATIVE ENERGY - 0.2%           Clean Energy Fuels Corp. (a)                              11,100        159,951
                                    Comverge, Inc. (a)                                         6,100         74,481
                                    EnerNOC, Inc. (a)                                          4,400        145,904
                                    Evergreen Energy, Inc. (a)(b)                             41,300         25,606
                                    Green Plains Renewable Energy (a)                          3,800         26,980
                                    Syntroleum Corp. (a)                                      23,300         62,910
                                    TGC Industries Inc. (a)                                    5,200         25,220
                                    US Geothermal, Inc. (a)                                   21,000         32,760
                                    USEC, Inc. (a)                                            38,759        181,780
                                                                                                       ------------
                                                                                                            735,592
ALUMINUM - 0.1%                     Century Aluminum Co. (a)                                  16,000        149,600
                                    Kaiser Aluminum Corp.                                      5,200        189,072
                                                                                                       ------------
                                                                                                            338,672
ASSET MANAGEMENT &                  Allied Capital Corp. (b)                                  59,900        183,893
CUSTODIAN - 0.9%                    American Capital Ltd. (b)                                 95,300        307,819
                                    Ampal-American Israel Corp., Class A (a)                   5,948         12,074
                                    Apollo Investment Corp. (b)                               52,546        501,814
                                    Ares Capital Corp.                                        32,872        362,249
                                    Calamos Asset Management, Inc., Class A                    6,900         90,114
                                    Capital Southwest Corp.                                    1,000         76,750
                                    Cohen & Steers, Inc.                                       5,800        139,200
                                    Diamond Hill Investments Group                               800         46,376
                                    Epoch Holding Corp.                                        3,400         29,750
                                    Fifth Street Finance Corp.                                 8,600         93,998
                                    GAMCO Investors, Inc., Class A                             2,596        118,637
                                    Harris & Harris Group, Inc. (a)                            8,700         54,375
                                    JMP Group, Inc.                                            5,500         53,130
                                    Kohlberg Capital Corp.                                     5,800         34,974
                                    MCG Capital Corp. (a)                                     23,900        100,141
                                    MVC Capital, Inc.                                          7,400         64,972
                                    NGP Capital Resources Co.                                  7,323         53,165
                                    National Financial Partners Corp.                         13,400        116,848
                                    Oppenheimer Holdings, Inc.                                 3,400         82,790

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Pzena Investment Management, Inc., Class A                 2,600   $     21,242
                                    Resource America, Inc., Class A                            3,449         16,590
                                    TICC Capital Corp.                                        10,000         50,400
                                    Teton Advisors, Inc. (a)                                      53             84
                                    U.S. Global Investors, Inc.                                4,300         53,019
                                    Virtus Investment Partners, Inc. (a)                       2,035         31,766
                                    Westwood Holdings Group, Inc.                              1,800         62,460
                                                                                                       ------------
                                                                                                          2,758,630
AUTO PARTS - 0.5%                   ATC Technology Corp. (a)                                   7,043        139,170
                                    American Axle & Manufacturing Holdings, Inc. (b)          13,000         92,040
                                    Amerigon, Inc. (a)                                         7,200         52,920
                                    ArvinMeritor, Inc.                                        24,900        194,718
                                    China Automotive Systems. Inc. (a)                         2,200         20,438
                                    Dana Holding Corp. (a)                                    31,700        215,877
                                    Dorman Products, Inc. (a)                                  3,500         52,570
                                    Exide Technologies (a)                                    15,800        125,926
                                    Fuel Systems Solutions, Inc. (a)(b)                        4,300        154,757
                                    Standard Motor Products, Inc.                              5,800         88,160
                                    Stoneridge, Inc. (a)                                       5,100         36,108
                                    Superior Industries International, Inc.                    7,899        112,166
                                    Tenneco, Inc. (a)                                         16,000        208,640
                                    U.S. Auto Parts Network, Inc. (a)                          2,600         14,170
                                    Wonder Auto Technology, Inc. (a)                           4,900         58,800
                                                                                                       ------------
                                                                                                          1,566,460
AUTO SERVICES - 0.1%                Cooper Tire & Rubber Co.                                  18,900        332,262
                                    Titan International, Inc.                                 10,549         93,886
                                                                                                       ------------
                                                                                                            426,148
BANKS: DIVERSIFIED - 5.8%           1st Source Corp.                                           4,984         81,239
                                    Alliance Financial Corp.                                   1,600         43,280
                                    American National Bankshares, Inc.                         1,900         41,458
                                    Ameris Bancorp                                             4,635         33,143
                                    Ames National Corp.                                        2,100         50,631
                                    Arrow Financial Corp.                                      3,090         84,326
                                    Auburn National Bancorporation                               700         17,080
                                    Bancfirst Corp.                                            2,090         77,184
                                    The Bancorp, Inc. (a)                                      5,200         29,744
                                    Banco Latinoamericana De Comercio Exterior SA              9,200        130,824
                                    Bancorp Rhode Island, Inc.                                 1,200         29,976
                                    Bank of Kentucky Financial Corp.                           1,000         21,160
                                    Bank of Marin Bancorp                                      2,000         62,660
                                    Bank of the Ozarks, Inc.                                   4,200        111,426
                                    Banner Corp.                                               5,313         14,504
                                    Bar Harbor Bankshares                                      1,200         40,800
                                    Boston Private Financial Holdings, Inc.                   23,733        154,502
                                    Bridge Bancorp, Inc. (b)                                   2,300         55,959

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Bryn Mawr Bank Corp.                                       2,100   $     36,687
                                    CNB Financial Corp.                                        2,800         48,076
                                    CVB Financial Corp. (b)                                   27,165        206,182
                                    California First National Bancorp                            400          4,428
                                    Camden National Corp.                                      2,600         85,904
                                    Cape Bancorp, Inc. (a)                                     3,600         27,648
                                    Capital City Bank Group, Inc. (b)                          3,921         55,678
                                    Cardinal Financial Corp.                                   9,500         78,185
                                    Cathay General Bancorp (b)                                16,744        135,459
                                    Center Bancorp, Inc.                                       4,045         30,459
                                    Centerstate Banks, Inc.                                    4,900         38,661
                                    Central Pacific Financial Corp.                            9,548         24,061
                                    Century Bancorp, Inc., Class A                             1,500         32,550
                                    Chemical Financial Corp.                                   6,848        149,218
                                    Chicopee Bancorp, Inc. (a)                                 2,000         26,420
                                    Citizens & Northern Corp.                                  3,000         44,370
                                    Citizens Banking Corp. (a)(b)                             39,887         30,314
                                    Citizens Holding Co.                                       1,500         39,690
                                    City Holding Co.                                           5,393        160,765
                                    CoBiz Financial, Inc.                                      7,926         39,471
                                    Columbia Banking System, Inc.                              8,641        143,009
                                    Community Bank System, Inc.                               11,100        202,797
                                    Community Trust Bancorp, Inc.                              5,123        134,069
                                    Danvers Bancorp, Inc.                                      4,700         63,873
                                    Eagle Bancorp, Inc. (a)                                    3,900         37,362
                                    East-West Bancorp, Inc.                                   29,900        248,170
                                    Enterprise Bancorp, Inc.                                   2,200         28,160
                                    Enterprise Financial Services Corp.                        3,600         33,300
                                    F.N.B. Corp.                                              36,897        262,338
                                    Farmers Capital Bank Corp.                                 2,200         39,336
                                    Financial Institutions, Inc.                               3,600         35,892
                                    First Bancorp, Inc.                                        2,900         53,940
                                    First Bancorp, North Carolina                              4,736         85,485
                                    First BanCorp, Puerto Rico (b)                            28,000         85,400
                                    First Busey Corp. (b)                                      8,414         39,546
                                    First Commonwealth Financial Corp.                        28,440        161,539
                                    First Community Bancshares, Inc.                           3,994         50,404
                                    First Financial Bancorp                                   15,787        190,233
                                    First Financial Bankshares, Inc.                           7,153        353,787
                                    First Financial Corp. (b)                                  4,144        126,972
                                    First Merchants Corp.                                      7,146         49,808
                                    First Midwest Bancorp, Inc.                               16,400        184,828
                                    The First of Long Island Corp.                             2,100         55,839
                                    First South Bancorp, Inc.                                  2,800         32,200
                                    FirstMerit Corp.                                          26,429        502,944

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    German American Bancorp, Inc.                              4,200   $     65,142
                                    Glacier Bancorp, Inc. (b)                                 20,864        311,708
                                    Guaranty Bancorp (a)                                      17,800         26,344
                                    Hampton Roads Bankshares, Inc. (b)                         5,900         16,992
                                    Hancock Holding Co.                                        7,854        295,075
                                    Harleysville National Corp.                               14,536         77,477
                                    Heartland Financial USA, Inc. (b)                          4,300         63,425
                                    Home Bancshares, Inc.                                      5,060        110,915
                                    IBERIABANK Corp.                                           6,650        302,974
                                    Independent Bank Corp./MA                                  6,845        151,480
                                    International Bancshares Corp. (b)                        18,010        293,743
                                    Investors Bancorp, Inc. (a)                               15,200        161,272
                                    Lakeland Bancorp, Inc.                                     6,705         50,287
                                    Lakeland Financial Corp.                                   4,000         82,600
                                    MB Financial, Inc.                                        15,983        335,164
                                    MainSource Financial Group, Inc.                           6,819         46,369
                                    Merchants Bancshares, Inc.                                 1,900         40,584
                                    Meridian Interstate Bancorp, Inc. (a)                      3,000         25,500
                                    Metro Bancorp, Inc. (a)                                    1,700         20,689
                                    Midsouth Bancorp, Inc.                                     1,900         25,080
                                    NASB Financial, Inc.                                       1,200         31,560
                                    NBT Bancorp, Inc.                                         11,513        259,503
                                    Nara Bancorp, Inc.                                         7,800         54,210
                                    National Bankshares, Inc. (b)                              2,600         66,170
                                    National Penn Bancshares, Inc.                            39,665        242,353
                                    Northeast Community Bancorp                                1,700         12,546
                                    Northrim Bancorp Inc.                                      2,500         38,125
                                    Norwood Financial Corp.                                      600         18,660
                                    Ohio Valley Banc Corp.                                     1,300         34,450
                                    Old National Bancorp                                      27,495        307,944
                                    Old Point Financial Corp.                                    600          9,996
                                    Old Second Bancorp, Inc. (b)                               4,622         26,484
                                    Oriental Financial Group                                   8,218        104,369
                                    Orrstown Financial Service, Inc. (b)                       1,900         73,416
                                    Pacific Capital Bancorp (b)                               11,962         17,225
                                    Pacific Continental Corp.                                  4,000         42,120
                                    PacWest Bancorp                                            8,111        154,515
                                    Park National Corp. (b)                                    3,715        216,733
                                    Peapack-Gladstone Financial Corp.                          2,920         46,895
                                    Penns Woods Bancorp, Inc.                                  1,200         38,412
                                    Peoples Bancorp, Inc.                                      3,510         45,806
                                    Peoples Financial Corp.                                    1,700         31,637
                                    Pinnacle Financial Partners, Inc. (a)                     10,500        133,455
                                    Porter Bancorp, Inc.                                       1,300         21,190
                                    Premierwest Bancorp                                        6,865         18,604

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    PrivateBancorp, Inc.                                      11,996   $    293,422
                                    Prosperity Bancshares, Inc.                               15,500        539,245
                                    Provident Financial Services, Inc.                        20,158        207,426
                                    Renasant Corp.                                             7,198        106,890
                                    Republic Bancorp, Inc., Class A                            3,054         60,958
                                    Republic First Bancorp, Inc. (a)                           3,000         13,620
                                    Rockville Financial, Inc.                                  2,800         30,100
                                    Roma Financial Corp.                                       2,700         33,561
                                    S&T Bancorp, Inc. (b)                                      7,963        103,200
                                    SCBT Financial Corp.                                       3,863        108,550
                                    SVB Financial Group (a)(b)                                10,600        458,662
                                    SY Bancorp, Inc.                                           3,630         83,817
                                    Sandy Spring Bancorp, Inc.                                 5,514         89,768
                                    Santander BanCorp (a)                                      1,203         11,729
                                    Shore Bancshares, Inc.                                     2,800         46,844
                                    Sierra Bancorp                                             2,500         30,025
                                    Signature Bank (a)                                        13,000        377,000
                                    Simmons First National Corp., Class A                      4,700        135,407
                                    Smithtown Bancorp, Inc.                                    4,700         54,238
                                    The South Financial Group, Inc.                           51,500         75,705
                                    Southside Bancshares, Inc.                                 4,166         93,818
                                    Southwest Bancorp, Inc.                                    4,900         68,796
                                    State Bancorp, Inc.                                        4,900         41,405
                                    StellarOne Corp.                                           7,700        113,575
                                    Sterling Bancorp                                           6,116         44,158
                                    Sterling Bancshares, Inc.                                 27,814        203,320
                                    Sterling Financial Corp.                                  17,743         35,486
                                    Suffolk Bancorp                                            3,200         94,752
                                    Sun Bancorp, Inc. (a)                                      4,614         24,362
                                    Susquehanna Bancshares, Inc.                              29,156        171,729
                                    Texas Capital Bancshares, Inc. (a)                        12,361        208,159
                                    Tompkins Trustco, Inc. (b)                                 2,940        128,478
                                    Tower Bancorp, Inc.                                        1,100         28,897
                                    Towne Bank (b)                                             7,100         90,525
                                    Trico Bancshares                                           4,578         75,079
                                    TrustCo Bank Corp. NY                                     25,861        161,631
                                    Trustmark Corp. (b)                                       19,827        377,704
                                    UCBH Holdings, Inc. (b)                                   39,100         31,280
                                    UMB Financial Corp.                                       10,852        438,855
                                    Umpqua Holdings Corp.                                     27,480        291,288
                                    Union Bankshares Corp. (b)                                 4,950         61,628
                                    United Bankshares, Inc. (b)                               13,200        258,588
                                    United Community Banks, Inc. (a)(b)                       14,578         72,891
                                    United Security Bancshares (b)                             2,300         51,037
                                    Univest Corp. of Pennsylvania                              4,850        105,099

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Washington Banking Co.                                     3,800   $     35,188
                                    Washington Trust Bancorp, Inc.                             4,700         82,344
                                    Webster Financial Corp.                                   22,000        274,340
                                    WesBanco, Inc.                                             7,463        115,378
                                    West Bancorp., Inc.                                        5,600         27,776
                                    Westamerica Bancorp. (b)                                   9,783        508,716
                                    Western Alliance Bancorp (a)                              16,100        101,591
                                    Wilber Corp.                                               1,700         14,280
                                    Wilshire Bancorp, Inc.                                     6,500         47,710
                                    Wintrust Financial Corp.                                   7,600        212,496
                                    Yardkin Valley Financial Corp.                             5,400         25,218
                                                                                                       ------------
                                                                                                         17,702,295
BANKS: SAVINGS, THRIFT & MORTGAGE   Abington Bancorp, Inc.                                     7,380         57,121
LENDING - 1.0%                      Astoria Financial Corp.                                   29,500        325,680
                                    Bank Mutual Corp.                                         16,038        141,776
                                    BankFinancial Corp.                                        6,700         64,186
                                    Beneficial Mutual Bancorp, Inc. (a)                       10,900         99,517
                                    Berkshire Hills Bancorp, Inc.                              4,500         98,730
                                    Brookline Bancorp, Inc.                                   20,687        201,078
                                    Brooklyn Federal Bancorp, Inc.                             1,500         18,300
                                    Clifton Savings Bancorp, Inc.                              2,900         28,420
                                    Dime Community Bancshares, Inc.                            9,449        108,002
                                    Doral Financial Corp. (a)                                  1,900          7,030
                                    ESB Financial Corp.                                        2,900         38,831
                                    ESSA Bancorp, Inc.                                         5,200         68,692
                                    First Defiance Financial Corp.                             3,100         46,221
                                    First Financial Holdings, Inc.                             4,026         64,295
                                    First Financial Northwest, Inc.                            6,700         38,994
                                    First Financial Service Corp.                              1,700         22,899
                                    Flagstar Bancorp, Inc. (a)                                22,650         23,329
                                    Flushing Financial Corp.                                   8,675         98,895
                                    Fox Chase Bancorp, Inc. (a)                                1,900         19,038
                                    Great Southern Bancorp, Inc. (b)                           3,300         78,243
                                    Heritage Financial Corp.                                   2,300         30,245
                                    Heritage Financial Group                                   1,300         10,764
                                    Home Bancorp, Inc. (a)                                     2,800         34,076
                                    Home Federal Bancorp, Inc.                                 5,400         61,668
                                    K Fed Bancorp                                              1,100          9,922
                                    Kearny Financial Corp.                                     5,600         58,352
                                    Kentucky First Federal Banco                               1,600         19,984
                                    Legacy Bancorp, Inc./MA                                    2,300         24,150
                                    NewAlliance Bancshares, Inc.                              33,800        361,660
                                    Northfield Bancorp, Inc.                                   6,100         78,080
                                    Northwest Bancorp, Inc.                                    5,667        129,434
                                    OceanFirst Financial Corp.                                 3,100         35,960

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Ocwen Financial Corp. (a)                                 17,865   $    202,232
                                    Oritani Financial Corp.                                    2,900         39,556
                                    Provident New York Bancorp                                10,889        103,990
                                    Prudential Bancorp, Inc. of Pennsylvania                   1,900         19,076
                                    Territorial BanCorp., Inc. (a)                             3,800         59,584
                                    United Financial Bancorp, Inc.                             5,800         67,164
                                    ViewPoint Financial Group                                  3,216         45,153
                                    WSFS Financial Corp.                                       2,091         55,704
                                    Waterstone Financial, Inc. (a)                             1,900          9,614
                                    Westfield Financial, Inc.                                 10,512         89,037
                                                                                                       ------------
                                                                                                          3,194,682
BEVERAGE: BREWERS & DISTILLERS -    Boston Beer Co., Inc., Class A (a)                         2,600         96,408
0.0%
BEVERAGE: SOFT DRINKS - 0.1%        Coca-Cola Bottling Co. Consolidated                        1,487         72,015
                                    Diedrich Coffee Inc. (a)                                     900         21,645
                                    Farmer Bros. Co.                                           2,020         41,814
                                    Heckmann Corp. (a)                                        28,100        128,698
                                    National Beverage Corp. (a)                                2,928         33,701
                                    Peet's Coffee & Tea, Inc. (a)                              3,300         93,159
                                                                                                       ------------
                                                                                                            391,032
BIOTECHNOLOGY - 3.9%                AMAG Pharmaceuticals, Inc. (a)(c)                          5,360        234,125
                                    ARYx Therapeutics, Inc. (a)                                6,500         20,345
                                    AVI BioPharma, Inc. (a)(b)                                28,600         49,192
                                    Accelrys, Inc. (a)                                         9,100         52,780
                                    Acorda Therapeutics, Inc. (a)                             12,900        300,312
                                    Affymax, Inc. (a)                                          4,300        102,727
                                    Albany Molecular Research, Inc. (a)                        7,887         68,301
                                    Allos Therapeutics, Inc. (a)                              19,100        138,475
                                    Alnylam Pharmaceuticals, Inc. (a)                         12,200        276,696
                                    Amicus Therapeutics, Inc. (a)                              5,600         49,000
                                    Arena Pharmaceuticals, Inc. (a)(b)                        28,400        126,948
                                    Ariad Pharmaceuticals, Inc. (a)                           32,119         71,304
                                    Arqule, Inc. (a)                                          13,600         61,744
                                    Array Biopharma, Inc. (a)                                 16,000         38,080
                                    Biodel, Inc. (a)                                           5,400         28,998
                                    BioDelivery Sciences International Inc. (a)                3,800         18,240
                                    BioMimetic Therapeutics, Inc. (a)                          4,122         50,330
                                    Cardium Therapeutics, Inc. (a)                            12,800         20,736
                                    Celera Corp. (a)                                          27,300        170,079
                                    Cell Therapeutics, Inc. (a)(b)                           172,800        212,544
                                    Celldex Therapeutics, Inc. (a)                             3,000         16,470
                                    Cepheid, Inc. (a)                                         19,600        259,112
                                    Chelsea Therapeutics International, Inc. (a)               8,800         22,088
                                    Clinical Data, Inc. (a)                                    3,798         63,313
                                    Cornerstone Therapeutics, Inc. (a)                         2,000         13,100
                                    Cubist Pharmaceuticals, Inc. (a)                          19,567        395,253

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Curis, Inc. (a)                                           19,600   $     45,864
                                    Cypress Bioscience, Inc. (a)                              12,900        105,393
                                    Cytokinetics, Inc. (a)                                    12,700         67,183
                                    Cytori Therapeutics, Inc. (a)(b)                           9,100         35,945
                                    Discovery Laboratories, Inc. (a)                          30,800         41,888
                                    Dyax Corp. (a)                                            20,300         72,877
                                    Emergent Biosolutions, Inc. (a)                            5,800        102,428
                                    Enzo Biochem, Inc. (a)                                    10,695         75,721
                                    Enzon Pharmaceuticals, Inc. (a)(b)                        15,300        126,225
                                    Exelixis, Inc. (a)                                        36,818        234,899
                                    Facet Biotech Corp. (a)                                    7,780        134,516
                                    GTx, Inc. (a)(b)                                           6,200         79,360
                                    Genomic Health, Inc. (a)                                   4,600        100,556
                                    Geron Corp. (a)(b)                                        30,129        197,646
                                    Halozyme Therapeutics, Inc. (a)                           21,600        153,576
                                    Harvard Bioscience, Inc. (a)                               9,500         36,005
                                    Hemispherx Biopharma, Inc. (a)(b)                         39,000         78,000
                                    Human Genome Sciences, Inc. (a)(b)                        53,800      1,012,516
                                    Idenix Pharmaceuticals, Inc. (a)                           8,400         25,956
                                    Idera Pharmaceuticals, Inc. (a)                            7,300         54,093
                                    ImmunoGen, Inc. (a)                                       17,700        143,547
                                    Immunomedics, Inc. (a)                                    20,300        112,056
                                    Incyte Corp. (a)(b)                                       25,024        168,912
                                    Insmed, Inc. (a)                                          41,300         33,866
                                    InterMune, Inc. (a)                                       12,714        202,534
                                    Kensey Nash Corp. (a)                                      2,800         81,060
                                    Lexicon Genetics, Inc. (a)                                27,000         57,510
                                    Life Sciences Research, Inc. (a)                           3,100         24,676
                                    Ligand Pharmaceuticals, Inc., Class B (a)                 39,700         91,707
                                    MannKind Corp. (a)(b)                                     18,150        178,778
                                    Martek Biosciences Corp. (a)                              11,200        253,008
                                    Maxygen, Inc. (a)                                          8,401         56,203
                                    Medivation, Inc. (a)(b)                                    9,800        265,972
                                    Metabolix, Inc. (a)                                        6,400         65,792
                                    Micromet, Inc. (a)(b)                                     17,800        118,548
                                    Molecular Insight Pharmaceuticals, Inc. (a)(b)             5,800         32,074
                                    Momenta Pharmaceuticals, Inc. (a)                         12,300        130,503
                                    Myriad Pharmaceuticals, Inc. (a)                           6,275         36,772
                                    NPS Pharmaceuticals, Inc. (a)                             16,100         64,722
                                    Nabi Biopharmaceuticals (a)                               17,354         62,301
                                    Nanosphere, Inc. (a)                                       3,500         25,060
                                    Nektar Therapeutics (a)                                   31,300        304,862
                                    Neurocrine Biosciences, Inc. (a)                          13,200         40,260
                                    Neurogesx, Inc. (a)                                        4,100         32,800
                                    Novavax, Inc. (a)(b)                                      19,600         77,616

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    OncoGenex Pharmaceutical, Inc. (a)                         1,300   $     46,800
                                    Onyx Pharmaceuticals, Inc. (a)                            20,020        599,999
                                    Opko Health, Inc. (a)                                     14,500         33,060
                                    Orexigen Therapeutics, Inc. (a)                            7,800         76,830
                                    Osiris Therapeutics, Inc. (a)(b)                           5,500         36,630
                                    OxiGene, Inc. (a)                                         11,100         15,762
                                    PDL BioPharma, Inc.                                       37,600        296,288
                                    Pharmasset, Inc. (a)                                       6,800        143,752
                                    Poniard Pharmaceuticals, Inc. (a)                          8,600         64,328
                                    Progenics Pharmaceuticals, Inc. (a)                        9,000         47,160
                                    Protalix BioTherapeutics, Inc. (a)                        12,560        103,746
                                    RTI Biologics, Inc. (a)                                   17,900         77,865
                                    Regeneron Pharmaceuticals, Inc. (a)                       21,219        409,527
                                    Repligen Corp. (a)                                        10,400         52,104
                                    Repros Therapeutics, Inc. (a)                              2,900          2,610
                                    Rigel Pharmaceuticals, Inc. (a)                           15,270        125,214
                                    Sangamo Biosciences, Inc. (a)(b)                          13,900        114,119
                                    Savient Pharmaceuticals, Inc. (a)                         19,428        295,306
                                    Seattle Genetics, Inc. (a)                                26,800        376,004
                                    Sequenom, Inc. (a)(b)                                     17,300         55,879
                                    StemCells, Inc. (a)                                       33,300         54,279
                                    Sucampo Pharmaceuticals, Inc., Class A (a)                 3,100         18,073
                                    Synta Pharmaceuticals Corp. (a)                            5,500         17,050
                                    Theravance, Inc. (a)                                      18,000        263,520
                                    Vanda Pharmaceuticals, Inc. (a)                            8,800        102,432
                                    ViroPharma, Inc. (a)                                      26,200        252,044
                                    ZymoGenetics, Inc. (a)                                    12,500         75,500
                                                                                                       ------------
                                                                                                         12,057,959
BUILDING MATERIALS - 0.9%           Acuity Brands, Inc.                                       14,160        456,094
                                    Ameron International Corp.                                 2,800        195,944
                                    BlueLinx Holdings, Inc. (a)                                3,500         14,035
                                    Builders FirstSource, Inc. (a)(b)                          5,400         23,544
                                    Gibraltar Industries, Inc.                                 9,134        121,208
                                    Griffon Corp. (a)                                         14,155        142,541
                                    Headwaters, Inc. (a)                                      14,546         56,293
                                    LSI Industries, Inc.                                       6,312         41,975
                                    Louisiana-Pacific Corp. (a)                               35,100        234,117
                                    NCI Building Systems, Inc. (a)(b)                          3,568         11,418
                                    Orion Energy Systems, Inc. (a)                             5,600         17,528
                                    Quanex Building Products Corp.                            12,710        182,516
                                    Simpson Manufacturing Co., Inc. (b)                       13,232        334,240
                                    Texas Industries, Inc. (b)                                 7,705        323,533
                                    Trex Co., Inc. (a)                                         5,209         94,804
                                    Watsco, Inc.                                               8,565        461,739
                                                                                                       ------------
                                                                                                          2,711,529

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
BUILDING: CLIMATE                   Aaon, Inc.                                                 3,550   $     71,284
CONTROL - 0.1%                      Comfort Systems USA, Inc.                                 13,300        154,147
                                    Interline Brands, Inc. (a)                                11,000        185,350
                                                                                                       ------------
                                                                                                            410,781
BUILDING: ROOFING, WALLBOARD &      Beacon Roofing Supply, Inc. (a)                           15,550        248,489
PLUMBING- 0.1%
CABLE TELEVISION                    Knology, Inc. (a)                                          9,500         92,625
SERVICES - 0.1%                     Mediacom Communications Corp., Class A (a)                13,400         77,184
                                                                                                       ------------
                                                                                                            169,809
CASINOS & GAMBLING - 0.5%           Ameristar Casinos, Inc.                                    8,600        135,708
                                    Bally Technologies, Inc. (a)                              18,300        702,171
                                    Dover Downs Gaming & Entertainment, Inc.                   4,805         27,389
                                    Isle of Capri Casinos, Inc. (a)                            5,375         63,371
                                    Lakes Entertainment, Inc. (a)                              7,100         23,856
                                    Monarch Casino & Resort, Inc. (a)                          3,000         32,280
                                    Multimedia Games, Inc. (a)                                 9,800         50,176
                                    Pinnacle Entertainment, Inc. (a)                          20,294        206,796
                                    Shuffle Master, Inc. (a)                                  18,200        171,444
                                    Youbet.com, Inc. (a)                                       9,300         19,530
                                                                                                       ------------
                                                                                                          1,432,721
CEMENT - 0.0%                       U.S. Concrete, Inc. (a)                                   11,300         19,549
CHEMICALS: DIVERSIFIED - 1.7%       Aceto Corp.                                                8,400         55,440
                                    American Vanguard Corp.                                    6,333         52,627
                                    Arch Chemicals, Inc.                                       8,656        259,593
                                    Balchem Corp.                                              6,200        163,060
                                    Calgon Carbon Corp. (a)                                   17,601        261,023
                                    Hawkins, Inc.                                              2,300         53,728
                                    ICO, Inc. (a)                                              9,300         43,431
                                    Innophos Holdings, Inc.                                    5,890        108,965
                                    Innospec, Inc.                                             8,000        118,000
                                    LSB Industries, Inc. (a)                                   5,800         90,306
                                    Landec Corp. (a)                                           9,500         60,800
                                    NewMarket Corp.                                            3,200        297,728
                                    OM Group, Inc. (a)                                         9,900        300,861
                                    Olin Corp.                                                25,014        436,244
                                    Omnova Solutions, Inc. (a)                                13,200         85,536
                                    PolyOne Corp. (a)                                         31,267        208,551
                                    Polypore International, Inc. (a)                           8,100        104,571
                                    Quaker Chemical Corp.                                      3,700         81,141
                                    Rockwood Holdings, Inc. (a)                               16,900        347,633
                                    Schulman A, Inc.                                           7,506        149,595
                                    Sensient Technologies Corp.                               16,457        457,011
                                    ShengdaTech, Inc. (a)                                      9,500         60,420
                                    Solutia, Inc. (a)                                         38,485        445,656
                                    Stepan Co.                                                 2,655        159,512

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    W.R. Grace & Co. (a)                                      23,400   $    508,716
                                    Westlake Chemical Corp.                                    6,500        167,050
                                    Zep, Inc.                                                  7,280        118,300
                                                                                                       ------------
                                                                                                          5,195,498
COAL - 0.2%                         International Coal Group, Inc. (a)                        29,300        118,079
                                    James River Coal Co. (a)                                   8,600        164,346
                                    Patriot Coal Corp. (a)(b)                                 23,600        277,536
                                    Westmoreland Coal Co. (a)                                  3,300         26,829
                                                                                                       ------------
                                                                                                            586,790
COMMERCIAL FINANCE &                Financial Federal Corp.                                    9,000        222,120
MORTGAGE COMPANIES - 0.1%           Medallion Financial Corp.                                  5,000         41,800
                                    NewStar Financial, Inc. (a)                                8,100         26,649
                                                                                                       ------------
                                                                                                            290,569
COMMERCIAL SERVICES - 3.1%          ABM Industries, Inc.                                      15,370        323,385
                                    AMN Healthcare Services, Inc. (a)                         11,305        107,511
                                    APAC Customer Services, Inc. (a)                           9,300         54,963
                                    Administaff, Inc.                                          7,161        188,119
                                    The Advisory Board Co. (a)                                 5,300        133,242
                                    Barrett Business Services, Inc.                            2,400         25,392
                                    CBIZ, Inc. (a)                                            14,853        110,803
                                    CDI Corp.                                                  4,201         59,024
                                    COMSYS IT Partners, Inc. (a)                               4,900         31,360
                                    CRA International, Inc. (a)                                3,200         87,328
                                    CoStar Group, Inc. (a)                                     6,750        278,235
                                    Compass Diversified Holdings                               7,900         82,713
                                    Cornell Cos., Inc. (a)                                     3,400         76,296
                                    Corporate Executive Board Co.                             10,900        271,410
                                    Cross Country Healthcare, Inc. (a)                        10,400         96,824
                                    Diamond Management & Technology Consultants, Inc.          7,400         50,690
                                    Dice Holdings, Inc. (a)                                    4,900         32,144
                                    DynCorp. International, Inc. (a)                           8,300        149,400
                                    ExlService Holdings, Inc. (a)                              5,100         75,786
                                    Exponent, Inc. (a)                                         4,604        129,695
                                    First Advantage Corp., Class A (a)                         3,400         63,070
                                    Forrester Research, Inc. (a)                               5,281        140,686
                                    G&K Services, Inc., Class A                                6,277        139,098
                                    GP Strategies Corp. (a)                                    4,800         35,952
                                    The Geo Group, Inc. (a)                                   16,300        328,771
                                    Global Sources Ltd. (a)                                    5,397         37,077
                                    Health Grades, Inc. (a)                                    7,400         36,630
                                    Healthcare Services Group, Inc.                           14,637        268,735
                                    Heidrick & Struggles International, Inc.                   5,058        117,649
                                    Huron Consulting Group, Inc. (a)                           6,700        173,061
                                    ICF International, Inc. (a)                                3,100         93,992
                                    ICT Group, Inc. (a)                                        2,900         30,450

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Innodata Corp. (a)                                         5,800   $     46,110
                                    inVentiv Health, Inc. (a)                                 11,300        189,049
                                    Kelly Services, Inc., Class A                              8,768        107,846
                                    Kforce, Inc. (a)                                          10,000        120,200
                                    Korn/Ferry International (a)                              15,368        224,219
                                    Liquidity Services, Inc. (a)                               4,900         50,568
                                    LoopNet, Inc. (a)                                          6,300         56,952
                                    MAXIMUS, Inc.                                              5,404        251,826
                                    MPS Group, Inc. (a)                                       31,305        329,329
                                    Mac-Gray Corp. (a)                                         4,200         45,276
                                    Navigant Consulting, Inc. (a)                             16,723        225,760
                                    On Assignment, Inc. (a)                                   12,000         70,200
                                    PHH Corp. (a)(b)                                          18,364        364,342
                                    Primoris Services Corp.                                    2,400         17,304
                                    Resources Connection, Inc. (a)                            15,132        258,152
                                    Rollins, Inc.                                             14,853        279,979
                                    SYKES Enterprises, Inc. (a)                               11,761        244,864
                                    Schawk, Inc.                                               5,100         59,517
                                    Spherion Corp. (a)                                        17,529        108,855
                                    Standard Parking Corp. (a)                                 2,600         45,474
                                    Startek, Inc. (a)                                          4,500         39,060
                                    TeleTech Holdings, Inc. (a)                               10,589        180,648
                                    Tetra Tech, Inc. (a)                                      19,331        512,851
                                    TrueBlue, Inc. (a)                                        14,822        208,546
                                    Unifirst Corp.                                             4,700        208,915
                                    Viad Corp.                                                 7,000        139,370
                                    Volt Information Sciences, Inc. (a)                        4,038         49,344
                                    Watson Wyatt Worldwide, Inc.                              13,915        606,137
                                    World Fuel Services Corp.                                  9,700        466,279
                                                                                                       ------------
                                                                                                          9,336,463
COMMERCIAL SERVICES:                Aircastle Ltd.                                            15,900        153,753
RENTAL & LEASING - 0.4%             CAI International, Inc. (a)                                3,000         22,110
                                    Electro Rent Corp.                                         6,053         69,731
                                    H&E Equipment Services, Inc. (a)                           8,900        100,837
                                    McGrath RentCorp                                           8,110        172,500
                                    Mobile Mini, Inc. (a)                                     12,342        214,257
                                    RSC Holdings, Inc. (a)                                    15,900        115,593
                                    TAL International Group, Inc.                              4,900         69,678
                                    United Rentals, Inc. (a)                                  20,300        209,090
                                    Willis Lease Finance Corp. (a)                             2,000         27,340
                                                                                                       ------------
                                                                                                          1,154,889
COMMERCIAL VEHICLES &               Force Protection, Inc. (a)                                23,700        129,402
PARTS - 0.1%                        Miller Industries, Inc. (a)                                3,600         39,600
                                    Modine Manufacturing Co.                                  11,094        102,841
                                    Spartan Motors, Inc.                                      10,900         56,026
                                                                                                       ------------
                                                                                                            327,869

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
COMMUNICATIONS TECHNOLOGY - 3.0%    3Com Corp. (a)                                           125,700   $    657,411
                                    AboveNet, Inc. (a)                                         3,800        185,288
                                    Acme Packet, Inc. (a)                                     13,600        136,136
                                    Adtran, Inc.                                              17,600        432,080
                                    Airvana, Inc. (a)                                          7,100         48,067
                                    Anaren, Inc. (a)                                           4,022         68,374
                                    Anixter International, Inc. (a)                            9,472        379,922
                                    Aruba Networks, Inc. (a)                                  20,400        180,336
                                    Avocent Corp. (a)                                         14,550        294,928
                                    Bel Fuse, Inc.                                             3,459         65,825
                                    BigBand Networks, Inc. (a)                                11,100         44,511
                                    Black Box Corp.                                            5,588        140,203
                                    Comtech Telecommunications Corp. (a)                       8,825        293,166
                                    Digi International, Inc. (a)                               8,400         71,568
                                    DigitalGlobe, Inc. (a)                                     5,200        116,324
                                    EMS Technologies, Inc. (a)                                 5,200        108,264
                                    Echelon Corp. (a)(b)                                      11,513        148,172
                                    Emulex Corp. (a)                                          26,500        272,685
                                    Extreme Networks, Inc. (a)                                30,100         84,280
                                    GSI Technology, Inc. (a)                                   5,500         21,945
                                    GeoEye, Inc. (a)                                           5,600        150,080
                                    Globecomm Systems, Inc. (a)                                7,000         50,890
                                    Harmonic, Inc. (a)                                        32,396        216,405
                                    Harris Stratex Networks, Inc., Class A (a)                18,150        127,050
                                    Hughes Communications, Inc. (a)                            2,900         87,986
                                    Infinera Corp. (a)                                        27,900        221,805
                                    InterDigital, Inc. (a)(b)                                 14,000        324,240
                                    Ixia (a)                                                   9,729         66,741
                                    KVH Industries, Inc. (a)                                   4,300         42,957
                                    Loral Space & Communications Ltd. (a)                      3,600         98,928
                                    NETGEAR, Inc. (a)                                         11,700        214,695
                                    Network Equipment Technologies, Inc. (a)                  10,900         78,807
                                    Novatel Wireless, Inc. (a)                                 9,200        104,512
                                    Oplink Communications, Inc. (a)                            6,902        100,217
                                    PC-Tel, Inc. (a)                                           6,500         40,625
                                    Plantronics, Inc.                                         16,399        439,657
                                    Polycom, Inc. (a)                                         27,100        724,925
                                    Power-One, Inc. (a)                                       26,000         50,700
                                    Riverbed Technology, Inc. (a)                             17,600        386,496
                                    SeaChange International, Inc. (a)                         10,200         76,500
                                    Shoretel, Inc. (a)                                        13,909        108,629
                                    Sonus Networks, Inc. (a)                                  69,800        147,976
                                    Starent Networks Corp. (a)(b)                             12,500        317,750
                                    Switch and Data Facilities Co., Inc. (a)                   6,800         92,548
                                    Sycamore Networks, Inc. (a)                               66,800        201,736

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Syniverse Holdings, Inc. (a)                              23,000   $    402,500
                                    Tekelec (a)                                               22,400        368,032
                                    Viasat, Inc. (a)                                           9,001        239,247
                                                                                                       ------------
                                                                                                          9,232,119
COMPUTER SERVICES                   3PAR, Inc. (a)                                             9,000         99,270
SOFTWARE & SYSTEMS - 7.0%           ACI Worldwide, Inc. (a)(c)                                11,785        178,307
                                    AMICAS, Inc. (a)                                          10,900         39,240
                                    ActivIdentity Corp. (a)                                   17,500         48,475
                                    Actuate Corp. (a)                                         15,100         87,278
                                    Acxiom Corp.                                              22,800        215,688
                                    American Reprographics Co. (a)                            12,300        117,096
                                    American Software, Class A                                 7,700         50,281
                                    ArcSight, Inc. (a)                                         5,700        137,199
                                    Ariba, Inc. (a)                                           30,080        348,928
                                    Art Technology Group, Inc. (a)                            42,900        165,594
                                    AsiaInfo Holdings, Inc. (a)                                9,700        193,709
                                    Avid Technology, Inc. (a)                                 10,000        140,900
                                    Blackbaud, Inc.                                           14,826        343,963
                                    Blackboard, Inc. (a)                                      10,500        396,690
                                    Blue Coat Systems, Inc. (a)                               13,200        298,188
                                    Bottomline Technologies, Inc. (a)                          9,000        116,100
                                    CACI International, Inc., Class A (a)                      9,600        453,792
                                    CSG Systems International, Inc. (a)                       11,900        190,519
                                    Callidus Software, Inc. (a)                                9,800         29,498
                                    China Information Security Technology, Inc. (a)            9,100         50,414
                                    China Transinfo Technology (a)                             2,900         27,434
                                    Chordiant Software, Inc. (a)                              10,240         39,834
                                    Ciber, Inc. (a)                                           24,602         98,408
                                    CommVault Systems, Inc. (a)                               14,200        294,650
                                    Compellent Technologies, Inc. (a)                          5,900        106,495
                                    Computer Task Group, Inc. (a)                              5,800         47,038
                                    ComScore, Inc. (a)                                         7,600        136,876
                                    Concur Technologies, Inc. (a)                             13,300        528,808
                                    DealerTrack Holdings, Inc. (a)                            13,100        247,721
                                    Delrek, Inc. (a)                                           4,829         37,135
                                    DemandTec, Inc. (a)                                        6,800         60,044
                                    Digital River, Inc. (a)                                   12,300        495,936
                                    DivX, Inc. (a)                                            11,800         64,428
                                    Double-Take Software, Inc. (a)                             5,800         59,102
                                    EPIQ Systems, Inc. (a)                                    10,517        152,497
                                    EarthLink, Inc.                                           33,100        278,371
                                    Ebix, Inc. (a)                                             2,000        110,720
                                    eLoyalty Corp. (a)                                         2,800         22,428
                                    Epicor Software Corp. (a)                                 15,200         96,824
                                    ePlus, Inc. (a)                                            1,100         17,105

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    FalconStor Software, Inc. (a)                             12,009   $     59,685
                                    GSE Systems, Inc. (a)                                      5,800         36,076
                                    GSI Commerce, Inc. (a)                                     8,700        167,997
                                    Gartner, Inc., Class A (a)                                20,079        366,843
                                    The Hackett Group, Inc. (a)                               13,000         37,700
                                    i2 Technologies, Inc. (a)                                  5,200         83,408
                                    iGate Corp.                                                7,400         63,492
                                    Imergent, Inc.                                             2,200         17,336
                                    infoGROUP, Inc.                                           10,961         76,837
                                    Informatica Corp. (a)                                     28,100        634,498
                                    Infospace, Inc. (a)                                       11,800         91,332
                                    Integral Systems, Inc. (a)                                 4,082         28,166
                                    Interactive Intelligence, Inc. (a)                         4,200         80,262
                                    Internap Network Services Corp. (a)                       17,090         54,859
                                    Internet Brands, Inc., Class A (a)                         9,800         78,204
                                    Internet Capital Group, Inc. (a)                          12,400        103,664
                                    JDA Software Group, Inc. (a)                               8,908        195,442
                                    Kenexa Corp. (a)                                           7,600        102,448
                                    Keynote Systems, Inc. (a)                                  4,200         39,606
                                    Lawson Software, Inc. (a)                                 46,000        287,040
                                    Limelight Networks, Inc. (a)                               9,600         38,976
                                    Lionbridge Technologies, Inc. (a)                         21,700         56,420
                                    LivePerson, Inc. (a)                                      13,200         66,528
                                    LogMeIn, Inc. (a)                                          2,300         42,113
                                    MSC.Software Corp. (a)                                    14,300        120,263
                                    Manhattan Associates, Inc. (a)                             8,039        162,388
                                    Mantech International Corp., Class A (a)                   6,900        325,404
                                    Mentor Graphics Corp. (a)                                 32,300        300,713
                                    Mercury Computer Systems, Inc. (a)                         7,756         76,474
                                    MicroStrategy, Inc., Class A (a)                           2,800        200,312
                                    Moduslink Global Solutions, Inc. (a)                      15,480        125,233
                                    Monotype Imaging Holdings, Inc. (a)                        8,000         67,280
                                    NCI, Inc., Class A (a)                                     2,200         63,052
                                    NIC, Inc.                                                 17,700        157,353
                                    Ness Technologies, Inc. (a)                               13,100        103,359
                                    NetScout Systems, Inc. (a)                                 7,900        106,729
                                    NetSuite, Inc. (a)                                         5,400         82,620
                                    Omniture, Inc. (a)                                        22,802        488,875
                                    OpenTable, Inc. (a)                                        1,000         27,560
                                    OpenTV Corp. (a)                                          28,700         39,606
                                    Openwave Systems, Inc. (a)                                29,900         77,740
                                    Opnet Technologies, Inc.                                   4,122         45,053
                                    PAR Technology Corp. (a)                                   2,700         17,226
                                    PROS Holdings, Inc. (a)                                    6,100         51,362
                                    Parametric Technology Corp. (a)                           38,960        538,427

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Pegasystems, Inc.                                          4,600   $    158,838
                                    Perficient, Inc. (a)                                       9,700         80,219
                                    Perot Systems Corp., Class A (a)                          29,400        873,180
                                    Pervasive Software Inc. (a)                                4,700         23,265
                                    Phoenix Technologies Ltd. (a)                              9,800         35,770
                                    Progress Software Corp. (a)                               13,708        310,486
                                    QAD, Inc.                                                  3,900         17,745
                                    Quest Software, Inc. (a)                                  19,300        325,205
                                    Rackspace Hosting, Inc. (a)                               22,300        380,438
                                    Radiant Systems, Inc. (a)                                  9,300         99,882
                                    RealNetworks, Inc. (a)                                    28,500        106,020
                                    RightNow Technologies, Inc. (a)                            7,000        101,080
                                    SAVVIS, Inc. (a)                                          12,480        197,434
                                    SPSS, Inc. (a)                                             5,889        294,156
                                    SRA International, Inc., Class A (a)                      14,100        304,419
                                    SYNNEX Corp. (a)                                           6,400        195,072
                                    Saba Software, Inc. (a)                                    7,600         31,996
                                    Sapient Corp. (a)                                         29,092        233,900
                                    Smith Micro Software, Inc. (a)                             9,100        112,476
                                    SolarWinds, Inc. (a)                                       3,900         85,917
                                    Solera Holdings, Inc.                                     23,400        727,974
                                    SonicWALL, Inc. (a)                                       18,141        152,384
                                    Sourcefire, Inc. (a)                                       7,785        167,144
                                    Stanley, Inc. (a)                                          4,000        102,880
                                    SuccessFactors, Inc. (a)                                  12,300        173,061
                                    Support.com Inc. (a)                                      15,700         37,680
                                    Synchronoss Technologies, Inc. (a)                         6,800         84,796
                                    Syntel, Inc.                                               4,283        204,428
                                    TIBCO Software, Inc. (a)                                  56,500        536,185
                                    TNS, Inc. (a)                                              8,500        232,900
                                    Taleo Corp., Class A (a)                                  10,800        244,512
                                    TechTarget, Inc. (a)                                       3,900         22,230
                                    TeleCommunication Systems, Inc., Class A (a)              12,700        106,172
                                    Terremark Worldwide, Inc. (a)                             18,160        112,955
                                    Tier Technologies, Inc., Class B (a)                       5,600         47,488
                                    Tyler Technologies, Inc. (a)                              10,200        174,318
                                    Ultimate Software Group, Inc. (a)                          8,300        238,376
                                    Unica Corp. (a)                                            4,200         32,004
                                    Unisys Corp. (a)(b)                                      125,800        335,886
                                    United Online, Inc.                                       27,828        223,737
                                    VASCO Data Security International, Inc. (a)                9,000         66,780
                                    VeriFone Holdings, Inc. (a)                               24,500        389,305
                                    Virtusa Corp. (a)                                          4,100         38,909
                                    Web.Com Group, Inc. (a)                                    9,500         67,355
                                    Websense, Inc. (a)                                        15,002        252,034

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Zix Corp. (a)                                             19,800   $     43,560
                                                                                                       ------------
                                                                                                         21,391,495
COMPUTER TECHNOLOGY - 0.9%          Adaptec, Inc. (a)                                         41,200        137,608
                                    Cray, Inc. (a)                                            11,200         93,296
                                    Dynamics Research Corp. (a)                                2,700         35,154
                                    Imation Corp.                                             10,000         92,700
                                    Immersion Corp. (a)                                        9,500         40,660
                                    Intermec, Inc. (a)                                        21,009        296,227
                                    Isilon Systems, Inc. (a)                                   8,300         50,630
                                    Netezza Corp. (a)                                         16,400        184,336
                                    Palm, Inc. (a)(b)                                         54,088        942,754
                                    Quantum Corp. (a)                                         65,700         82,782
                                    Radisys Corp. (a)                                          7,942         69,016
                                    Rimage Corp. (a)                                           3,100         52,979
                                    STEC, Inc. (a)(b)                                          7,800        229,242
                                    Safeguard Scientifics, Inc. (a)                            6,133         67,279
                                    Silicon Graphics International Corp. (a)                  10,000         67,100
                                    Stratasys, Inc. (a)                                        6,900        118,404
                                    Super Micro Computer, Inc. (a)                             7,200         60,912
                                    Synaptics, Inc. (a)(b)                                    10,900        274,680
                                                                                                       ------------
                                                                                                          2,895,759
CONSTRUCTION - 0.6%                 EMCOR Group, Inc. (a)                                     22,272        563,927
                                    Granite Construction, Inc.                                10,737        332,203
                                    Great Lakes Dredge & Dock Corp.                           12,500         87,250
                                    Insituform Technologies, Inc., Class A (a)                13,138        251,461
                                    Orion Marine Group, Inc. (a)                               8,500        174,590
                                    Sterling Construction Co., Inc. (a)                        4,800         85,968
                                    Tutor Perini Corp. (a)                                     8,500        181,050
                                                                                                       ------------
                                                                                                          1,676,449
CONSUMER ELECTRONICS - 0.2%         Audiovox Corp., Class A (a)                                5,785         39,627
                                    Ipass, Inc.                                               15,400         21,252
                                    TiVo, Inc. (a)                                            35,294        365,646
                                    Universal Electronics, Inc. (a)                            4,686         95,688
                                                                                                       ------------
                                                                                                            522,213
CONSUMER LENDING - 0.6%             Advance America, Cash Advance Centers, Inc.               14,300         80,080
                                    Asset Acceptance Capital Corp. (a)                         5,000         36,250
                                    Cash America International, Inc.                           9,319        281,061
                                    Credit Acceptance Corp. (a)                                2,062         66,376
                                    Dollar Financial Corp. (a)                                 8,100        129,762
                                    Encore Capital Group, Inc. (a)                             4,500         60,525
                                    First Cash Financial Services, Inc. (a)                    8,100        138,753
                                    The First Marblehead Corp. (a)                            20,900         45,980
                                    MGIC Investment Corp. (b)                                 42,600        315,666
                                    MoneyGram International, Inc. (a)                         26,200         82,268
                                    Nelnet, Inc., Class A (a)                                  6,300         78,372

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Portfolio Recovery Associates, Inc. (a)(b)                 5,300   $    240,249
                                    QC Holdings, Inc.                                          1,900         12,825
                                    Tree.com, Inc. (a)                                         1,900         14,345
                                    World Acceptance Corp. (a)                                 5,000        126,050
                                                                                                       ------------
                                                                                                          1,708,562
CONSUMER SERVICES:                  Coinstar, Inc. (a)                                         9,592        316,344
MISCELLANEOUS - 0.6%                Core-Mark Holdings Co., Inc. (a)                           3,100         88,660
                                    Jackson Hewitt Tax Service, Inc.                           7,700         39,270
                                    The Knot, Inc. (a)                                        10,000        109,200
                                    Mercadolibre, Inc. (a)                                     8,700        334,602
                                    Move, Inc. (a)                                            54,000        145,800
                                    Nutri/System, Inc. (b)                                    10,400        158,704
                                    Pre-Paid Legal Services, Inc. (a)                          2,660        135,128
                                    Sotheby's Holdings, Inc., Class A (b)                     21,936        377,957
                                    Steiner Leisure Ltd. (a)                                   5,000        178,800
                                                                                                       ------------
                                                                                                          1,884,465
CONTAINERS & PACKAGING - 0.4%       AEP Industries, Inc. (a)                                   1,700         67,830
                                    Bway Holding Co. (a)                                       2,600         48,126
                                    Graphic Packaging Holding Co. (a)                         35,600         82,236
                                    Myers Industries, Inc.                                    10,652        114,722
                                    Rock-Tenn Co., Class A                                    12,380        583,222
                                    Silgan Holdings, Inc.                                      8,700        458,751
                                                                                                       ------------
                                                                                                          1,354,887
COSMETICS - 0.2%                    Bare Escentuals, Inc. (a)                                 22,700        269,903
                                    Elizabeth Arden, Inc. (a)                                  8,193         96,432
                                    Inter Parfums, Inc.                                        4,750         57,998
                                    Revlon, Inc., Class A (a)                                  6,100         29,646
                                                                                                       ------------
                                                                                                            453,979
DIVERSIFIED FINANCIAL               American Physicians Service Group, Inc.                    2,000         46,080
SERVICES - 0.5%                     Broadpoint Gleacher Securities, Inc. (a)                  16,000        133,440
                                    Cheviot Financial Corp.                                      700          5,992
                                    Duff & Phelps Corp.                                        5,700        109,212
                                    Evercore Partners, Inc., Class A                           3,300         96,426
                                    FBR Capital Markets Corp. (a)                              4,900         29,057
                                    FCStone Group, Inc. (a)                                    9,000         43,380
                                    First California Financial Group (a)                       1,500          7,200
                                    Main Street Capital Corp.                                  2,200         31,306
                                    Piper Jaffray Cos. (a)                                     6,700        319,724
                                    Rewards Network, Inc. (a)                                  2,533         34,803
                                    Sanders Morris Harris Group, Inc.                          6,100         36,051
                                    Stifel Financial Corp. (a)                                 9,649        529,730
                                    Thomas Weisel Partners Group, Inc. (a)                     6,700         35,778
                                    Triangle Capital Corp.                                     2,900         35,786
                                                                                                       ------------
                                                                                                          1,493,965

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
DIVERSIFIED MANUFACTURING           A.M. Castle & Co.                                          5,500   $     54,670
OPERATIONS - 0.2%                   Barnes Group, Inc.                                        15,814        270,261
                                    Federal Signal Corp.                                      16,459        118,340
                                    Raven Industries, Inc.                                     5,400        144,342
                                    Standex International Corp.                                4,131         81,918
                                    Trimas Corp. (a)                                           5,000         25,500
                                                                                                       ------------
                                                                                                            695,031
DIVERSIFIED MATERIALS &             Belden, Inc.                                              15,661        361,769
PROCESSING - 1.0%                   Brady Corp. (b)                                           16,394        470,836
                                    Cabot Microelectronics Corp. (a)                           7,900        275,394
                                    Clarcor, Inc.                                             17,210        539,706
                                    Encore Wire Corp. (b)                                      6,150        137,391
                                    Fushi Copperweld, Inc. (a)                                 5,100         43,146
                                    GenTek, Inc. (a)                                           2,900        110,316
                                    Hexcel Corp. (a)                                          32,362        370,221
                                    Insteel Industries, Inc.                                   5,900         70,505
                                    Koppers Holdings, Inc.                                     6,900        204,585
                                    NL Industries, Inc.                                        2,334         15,638
                                    Rogers Corp. (a)                                           5,455        163,486
                                    Symyx Technologies, Inc. (a)                              11,479         75,991
                                    Tredegar Corp.                                             9,845        142,752
                                    Uranium Energy Corp. (a)                                  16,900         49,855
                                    Zapata Corp. (a)                                           2,800         19,488
                                                                                                       ------------
                                                                                                          3,051,079
DIVERSIFIED MEDIA - 0.1%            Belo Corp., Class A                                       29,900        161,759
                                    EW Scripps Co.                                             8,400         63,000
                                    Playboy Enterprises, Inc., Class B (a)                     7,507         22,671
                                                                                                       ------------
                                                                                                            247,430
DIVERSIFIED RETAIL - 4.0%           1-800-FLOWERS.COM, Inc., Class A (a)                       8,824         30,443
                                    99 Cents Only Stores (a)                                  15,900        213,855
                                    America's Car Mart, Inc. (a)                               3,100         74,245
                                    AnnTaylor Stores Corp. (a)                                18,800        298,732
                                    Asbury Automotive Group, Inc.                             10,700        135,676
                                    bebe Stores, Inc.                                          7,400         54,464
                                    Big 5 Sporting Goods Corp.                                 7,400        111,740
                                    Blue Nile, Inc. (a)(b)                                     4,400        273,328
                                    Books-A-Million, Inc.                                      2,000         24,080
                                    Borders Group, Inc. (a)                                   15,200         47,272
                                    Brown Shoe Co., Inc.                                      14,227        114,101
                                    The Buckle, Inc. (b)                                       8,109        276,841
                                    Build-A-Bear Workshop, Inc. (a)                            5,600         27,272
                                    Cabela's, Inc., Class A (a)(b)                            13,300        177,422
                                    The Cato Corp., Class A                                    8,495        172,364
                                    Central Garden & Pet Co., Class A (a)                     21,034        229,902
                                    Charming Shoppes, Inc. (a)                                39,040        191,686

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    The Children's Place Retail Stores, Inc. (a)               6,985   $    209,271
                                    Christopher & Banks Corp.                                 12,128         82,107
                                    Citi Trends, Inc. (a)                                      5,000        142,350
                                    Coldwater Creek, Inc. (a)                                 19,300        158,260
                                    Collective Brands, Inc. (a)                               21,100        365,663
                                    Conn's, Inc. (a)(b)                                        3,300         37,257
                                    DSW, Inc., Class A (a)                                     4,100         65,477
                                    Destination Maternity Corp. (a)                            1,900         34,447
                                    Dillard's, Inc., Class A (b)                              16,900        238,290
                                    Dress Barn, Inc. (a)                                      15,190        272,357
                                    drugstore.com, Inc. (a)                                   29,000         70,470
                                    Ezcorp, Inc. (a)                                          15,300        208,998
                                    The Finish Line, Inc., Class A                            14,280        145,085
                                    Fred's, Inc.                                              13,535        172,301
                                    Gaiam, Inc. (a)                                            6,067         42,348
                                    Gander Mountain Co. (a)                                    1,300          6,682
                                    Genesco, Inc. (a)                                          7,038        169,405
                                    Group 1 Automotive, Inc.                                   7,532        202,234
                                    Gymboree Corp. (a)                                         9,358        452,740
                                    HSN, Inc. (a)                                             13,200        214,896
                                    Haverty Furniture Cos., Inc.                               5,936         70,104
                                    hhgregg, Inc. (a)                                          3,800         64,372
                                    Hibbett Sports, Inc. (a)                                   8,875        161,791
                                    Hot Topic, Inc. (a)                                       13,081         97,977
                                    Insight Enterprises, Inc. (a)                             15,698        191,673
                                    Jo-Ann Stores, Inc. (a)                                    9,105        244,287
                                    Jos. A. Bank Clothiers, Inc. (a)                           5,733        256,666
                                    Lawson Products, Inc.                                      1,388         24,165
                                    Lithia Motors, Inc., Class A (b)                           6,100         95,099
                                    Lumber Liquidators, Inc. (a)                               4,300         93,267
                                    Men's Wearhouse, Inc.                                     17,700        437,190
                                    Midas, Inc. (a)                                            4,742         44,575
                                    Monro Muffler, Inc.                                        5,050        160,540
                                    New York & Co. (a)                                         7,800         39,936
                                    Nu Skin Enterprises, Inc., Class A                        16,726        309,933
                                    OfficeMax, Inc.                                           25,400        319,532
                                    Overstock.com, Inc. (a)                                    5,300         77,751
                                    PC Connection, Inc. (a)                                    2,900         15,776
                                    PC Mall, Inc. (a)                                          3,800         26,068
                                    Pacific Sunwear of California, Inc. (a)                   22,400        115,360
                                    The Pep Boys - Manny, Moe & Jack                          16,166        157,942
                                    PetMed Express, Inc.                                       7,800        147,030
                                    Pier 1 Imports, Inc. (a)(b)                               27,599        106,808
                                    PriceSmart, Inc.                                           5,700        106,875
                                    Regis Corp.                                               18,500        286,750

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Retail Ventures, Inc. (a)                                  8,400   $     44,268
                                    Rex Stores Corp. (a)                                       2,500         27,250
                                    Rush Enterprises, Inc., Class A (a)                       11,100        143,412
                                    Saks, Inc. (a)(b)                                         37,900        258,478
                                    Sally Beauty Co., Inc. (a)                                31,700        225,387
                                    School Specialty, Inc. (a)                                 6,354        150,717
                                    Shoe Carnival, Inc. (a)                                    2,900         44,718
                                    Shutterfly, Inc. (a)                                       7,300        121,399
                                    Sonic Automotive, Inc.                                     9,300         97,650
                                    Sport Supply Group, Inc.                                   2,800         28,532
                                    Stage Stores, Inc.                                        12,850        166,536
                                    Stamps.com, Inc. (a)                                       4,603         42,578
                                    Stein Mart, Inc. (a)                                       8,524        108,340
                                    Syms Corp. (a)                                             2,100         16,989
                                    Systemax, Inc. (a)                                         3,200         38,816
                                    The Talbots, Inc.                                          8,300         76,609
                                    Ticketmaster Entertainment (a)                            12,400        144,956
                                    Titan Machinery, Inc. (a)                                  4,400         55,088
                                    Tractor Supply Co. (a)                                    11,700        566,514
                                    Tuesday Morning Corp. (a)                                 10,090         41,974
                                    Tween Brands, Inc. (a)                                     8,566         71,869
                                    Ulta Salon Cosmetics & Fragrance, Inc. (a)                 9,300        153,543
                                    The Wet Seal, Inc., Class A (a)                           31,900        120,582
                                    Zale Corp. (a)(b)                                          6,800         48,620
                                    Zumiez, Inc. (a)(b)                                        6,600        108,306
                                                                                                       ------------
                                                                                                         12,298,659
DRUG & GROCERY STORE                Arden Group, Inc., Class A                                   332         39,674
CHAINS - 0.6%                       Casey's General Stores, Inc.                              16,307        511,714
                                    The Great Atlantic & Pacific Tea Co., Inc. (a)(b)         11,427        101,815
                                    Ingles Markets, Inc., Class A                              4,264         67,499
                                    Nash Finch Co.                                             4,377        119,667
                                    The Pantry, Inc. (a)                                       6,700        105,056
                                    Ruddick Corp.                                             13,569        361,207
                                    Spartan Stores, Inc.                                       7,500        105,975
                                    Susser Holdings Corp. (a)                                  2,600         32,682
                                    Village Super Market, Inc., Class A                        2,100         61,887
                                    Weis Markets, Inc.                                         3,700        118,215
                                    Winn-Dixie Stores, Inc. (a)                               18,700        245,344
                                                                                                       ------------
                                                                                                          1,870,735
EDUCATION SERVICES - 0.6%           Ambassadors Group, Inc.                                    6,300         98,595
                                    American Public Education, Inc. (a)                        5,600        194,544
                                    Bridgepoint Education, Inc. (a)                            4,900         74,774
                                    Capella Education Co. (a)                                  4,600        309,764
                                    Chinacast Education Corp. (a)                             10,500         76,335
                                    Corinthian Colleges, Inc. (a)(b)                          25,700        476,992

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Franklin Covey Co. (a)                                     5,000   $     29,250
                                    Grand Canyon Education, Inc. (a)                           5,200         92,716
                                    K12, Inc. (a)(b)                                           7,100        117,008
                                    Learning Tree International, Inc. (a)                      2,900         33,031
                                    Lincoln Educational Services Corp. (a)                     2,600         59,488
                                    Nobel Learning Communities, Inc. (a)                       1,900         17,822
                                    The Princeton Review, Inc. (a)                             4,900         20,580
                                    Renaissance Learning, Inc.                                 1,649         16,391
                                    Rosetta Stone, Inc. (a)                                    2,300         52,808
                                    Universal Technical Institute, Inc. (a)                    7,200        141,840
                                                                                                       ------------
                                                                                                          1,811,938
ELECTRONIC COMPONENTS - 0.6%        3D Systems Corp. (a)                                       5,900         54,457
                                    Acacia Research - Acacia Technologies (a)                 10,400         90,584
                                    Checkpoint Systems, Inc. (a)                              13,223        217,386
                                    Cogent, Inc. (a)                                          14,300        144,430
                                    Methode Electronics, Inc.                                 12,780        110,803
                                    Microvision, Inc. (a)(b)                                  23,500        129,485
                                    Multi-Fineline Electronix, Inc. (a)                        3,200         91,872
                                    NVE Corp. (a)                                              1,300         69,108
                                    Park Electrochemical Corp.                                 6,949        171,293
                                    ScanSource, Inc. (a)                                       9,000        254,880
                                    Smart Modular Technologies WWH, Inc. (a)                  12,400         59,024
                                    TTM Technologies, Inc. (a)                                14,600        167,462
                                    Technitrol, Inc.                                          13,961        128,581
                                    Universal Display Corp. (a)(b)                             9,607        114,708
                                                                                                       ------------
                                                                                                          1,804,073
ELECTRONIC ENTERTAINMENT - 0.2%     DTS, Inc. (a)                                              5,900        161,542
                                    Memsic, Inc. (a)                                           6,500         24,375
                                    THQ, Inc. (a)                                             20,937        143,209
                                    Take-Two Interactive Software, Inc. (a)                   25,500        285,855
                                                                                                       ------------
                                                                                                            614,981
ELECTRONICS - 0.4%                  Agilysys, Inc.                                             4,263         28,093
                                    American Science & Engineering, Inc.                       2,800        190,512
                                    CPI International, Inc. (a)                                2,500         27,975
                                    Coherent, Inc. (a)                                         7,100        165,572
                                    Daktronics, Inc. (b)                                      11,298         96,824
                                    II-VI, Inc. (a)                                            8,420        214,205
                                    IPG Photonics Corp. (a)                                    7,600        115,520
                                    iRobot Corp. (a)                                           6,400         78,784
                                    Newport Corp. (a)                                         12,235        107,179
                                    Rofin-Sinar Technologies, Inc. (a)                         9,800        225,008
                                    SRS Labs Inc. (a)                                          3,500         25,585
                                    Spectrum Control, Inc. (a)                                 3,900         33,111
                                                                                                       ------------
                                                                                                          1,308,368

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
ENERGY EQUIPMENT - 0.2%             Ascent Solar Technologies, Inc. (a)(b)                     4,900   $     36,946
                                    Energy Conversion Devices, Inc. (a)(b)                    14,264        165,177
                                    Evergreen Solar, Inc. (a)(b)                              65,300        125,376
                                    FuelCell Energy, Inc. (a)(b)                              22,826         97,467
                                    GT Solar International, Inc. (a)                          10,000         58,100
                                    PowerSecure International, Inc. (a)                        5,800         39,324
                                    Raser Technologies, Inc. (a)(b)                           17,100         26,163
                                                                                                       ------------
                                                                                                            548,553
ENGINEERING & CONTRACTING
SERVICES - 0.3%                     Argan, Inc. (a)                                            2,900         38,976
                                    Dycom Industries, Inc. (a)                                13,402        164,845
                                    ENGlobal Corp. (a)                                         5,500         22,660
                                    Furmamite Corp. (a)                                       12,200         52,582
                                    Hill International, Inc. (a)                               8,400         59,640
                                    Integrated Electrical Services, Inc. (a)                   2,400         19,320
                                    Layne Christensen Co. (a)                                  6,600        211,530
                                    MYR Group, Inc. (a)                                        5,700        120,213
                                    Michael Baker Corp. (a)                                    2,700         98,118
                                    VSE Corp.                                                  1,300         50,713
                                                                                                       ------------
                                                                                                            838,597
ENTERTAINMENT - 0.3%                Ascent Media Corp., Class A (a)                            4,700        120,320
                                    CKX, Inc. (a)                                             20,200        135,542
                                    Carmike Cinemas, Inc.                                      3,400         34,374
                                    Cinemark Holdings, Inc.                                   11,300        117,068
                                    Live Nation, Inc. (a)                                     27,800        227,682
                                    LodgeNet Interactive Corp. (a)                             6,300         47,565
                                    Reading International, Inc., Class A (a)                   6,800         27,948
                                    Rentrak Corp. (a)                                          3,000         53,580
                                    World Wrestling Entertainment, Inc.                        6,696         93,811
                                                                                                       ------------
                                                                                                            857,890
FINANCIAL DATA &  SYSTEMS - 1.1%    Advent Software, Inc. (a)                                  5,400        217,350
                                    Cardtronics, Inc. (a)                                      4,300         33,626
                                    Cass Information Systems, Inc.                             2,915         87,042
                                    CompuCredit Holdings Corp. (a)(b)                          5,489         25,853
                                    CyberSource Corp. (a)                                     23,464        391,145
                                    Euronet Worldwide, Inc. (a)                               16,350        392,890
                                    Fair Isaac Corp.                                          15,700        337,393
                                    Global Cash Access, Inc. (a)                              13,400         97,954
                                    Heartland Payment Systems, Inc.                           13,200        191,532
                                    Information Services Group, Inc. (a)                       7,400         29,526
                                    Jack Henry & Associates, Inc.                             27,100        636,037
                                    Net 1 UEPS Technologies, Inc. (a)                         10,800        226,368
                                    Online Resources Corp. (a)                                 8,600         53,062
                                    RiskMetrics Group, Inc. (a)                                7,200        105,264
                                    S1 Corp. (a)                                              17,822        110,140
                                    Value Line, Inc.                                             200          6,174

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Wright Express Corp. (a)                                  12,900   $    380,679
                                                                                                       ------------
                                                                                                          3,322,035
FOODS - 1.1%                        American Dairy, Inc. (a)                                   2,900         82,157
                                    American Italian Pasta Co., Class A (a)                    7,000        190,260
                                    B&G Foods, Inc., Class A                                   8,300         67,977
                                    China Biotics, Inc. (a)                                    2,200         35,200
                                    Chiquita Brands International, Inc. (a)(b)                15,300        247,248
                                    Diamond Foods, Inc.                                        5,500        174,460
                                    Hain Celestial Group, Inc. (a)                            12,657        242,635
                                    J&J Snack Foods Corp.                                      4,700        202,993
                                    Lancaster Colony Corp.                                     6,099        312,696
                                    Lance, Inc.                                                9,700        250,454
                                    Lifeway Foods, Inc. (a)                                    1,300         14,287
                                    Medifast, Inc. (a)                                         3,900         84,708
                                    Nutraceutical International Corp. (a)                      3,400         38,318
                                    Omega Protein Corp. (a)                                    6,300         30,555
                                    Overhill Farms, Inc. (a)                                   6,100         36,905
                                    Schiff Nutrition International, Inc.                       3,600         18,756
                                    Seneca Foods Corp. (a)                                     2,700         73,980
                                    Smart Balance, Inc. (a)                                   21,200        130,168
                                    Synutra International, Inc. (a)(b)                         6,500         89,115
                                    Tootsie Roll Industries, Inc. (b)                          8,257        196,351
                                    TreeHouse Foods, Inc. (a)                                 10,100        360,267
                                    United Natural Foods, Inc. (a)                            14,680        351,146
                                    Zhongpin, Inc. (a)                                         6,600         97,152
                                                                                                       ------------
                                                                                                          3,327,788
FOREST PRODUCTS - 0.1%              Deltic Timber Corp.                                        3,609        165,184
                                    Universal Forest Products, Inc.                            6,234        245,994
                                                                                                       ------------
                                                                                                            411,178
FORMS & BULK PRINTING SERVICES      Bowne & Co., Inc.                                         11,503         88,573
- 0.3%                              Consolidated Graphics, Inc. (a)                            3,300         82,335
                                    Deluxe Corp.                                              17,300        295,830
                                    Ennis, Inc.                                                8,600        138,718
                                    Innerworkings, Inc. (a)                                    7,700         38,038
                                    M&F Worldwide Corp. (a)                                    3,800         76,912
                                    Multi-Color Corp.                                          3,250         50,147
                                    The Standard Register Co.                                  5,545         32,605
                                                                                                       ------------
                                                                                                            803,158
FUNERAL PARLORS &                   Matthews International Corp., Class A                     10,273        363,459
CEMETERIES - 0.2%                   Stewart Enterprises, Inc., Class A                        27,724        144,997
                                                                                                       ------------
                                                                                                            508,456
GAS PIPELINE - 0.0%                 Crosstex Energy, Inc.                                     12,400         65,472
GLASS - 0.0%                        Apogee Enterprises, Inc.                                   9,600        144,192
GOLD - 0.2%                         Allied Nevada Gold Corp. (a)                              17,200        168,388
                                    Coeur d'Alene Mines Corp. (a)                             24,370        499,585

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    US Gold Corp. (a)                                         28,700   $     82,943
                                                                                                       ------------
                                                                                                            750,916
HEALTH CARE FACILITIES - 0.6%       Amsurg Corp. (a)                                          10,400        220,792
                                    Assisted Living Concepts, Inc. (a)                         3,340         69,205
                                    Capital Senior Living Corp. (a)                            7,100         43,310
                                    Emeritus Corp. (a)                                         6,700        147,065
                                    The Ensign Group, Inc.                                     3,431         48,137
                                    Hanger Orthopedic Group, Inc. (a)                          8,200        113,734
                                    Kindred Healthcare, Inc. (a)                              12,190        197,844
                                    LCA-Vision, Inc. (a)                                       6,600         46,266
                                    MedCath Corp. (a)                                          5,000         43,850
                                    National Healthcare Corp.                                  2,600         96,954
                                    Psychiatric Solutions, Inc. (a)                           18,600        497,736
                                    Skilled Healthcare Group, Inc., Class A (a)                5,100         40,953
                                    Sun Healthcare Group, Inc. (a)                            14,700        127,008
                                    Sunrise Senior Living, Inc. (a)                           15,074         45,674
                                    US Physical Therapy, Inc. (a)                              4,000         60,280
                                                                                                       ------------
                                                                                                          1,798,808
HEALTH CARE MANAGEMENT              AMERIGROUP Corp. (a)                                      16,800        372,456
SERVICES - 0.8%                     American Caresource Holdings, Inc. (a)                     3,400         14,858
                                    American Dental Partners, Inc. (a)                         4,300         60,200
                                    Bioscript, Inc. (a)                                       14,200         95,992
                                    Catalyst Health Solutions, Inc. (a)                       12,300        358,545
                                    Centene Corp. (a)                                         13,500        255,690
                                    Computer Programs & Systems, Inc.                          2,800        115,948
                                    Contiucare Corp. (a)                                       8,800         26,576
                                    HealthSpring, Inc. (a)                                    16,600        203,350
                                    Magellan Health Services, Inc. (a)                        11,300        350,978
                                    MedQuist Inc.                                              2,600         16,536
                                    Metropolitan Health Networks, Inc. (a)                    15,700         34,226
                                    Molina Healthcare, Inc. (a)                                4,500         93,105
                                    National Research Corp.                                      400          9,652
                                    Transcend Services, Inc. (a)                               2,000         34,940
                                    Triple-S Management Corp. (a)                              7,200        120,744
                                    Universal American Financial Corp. (a)                     8,600         81,012
                                    WellCare Health Plans, Inc. (a)                           14,200        350,030
                                                                                                       ------------
                                                                                                          2,594,838
HEALTH CARE SERVICES - 1.6%         Air Methods Corp. (a)                                      3,300        107,481
                                    Alliance Healthcare Services, Inc. (a)                     7,900         44,714
                                    Allied Healthcare International, Inc. (a)                 17,200         48,160
                                    Almost Family, Inc. (a)                                    2,000         59,500
                                    Amedisys, Inc. (a)                                         8,766        382,461
                                    athenahealth, Inc. (a)                                    11,400        437,418
                                    CardioNet, Inc. (a)                                        6,400         43,008
                                    Chemed Corp.                                               7,672        336,724

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Corvel Corp. (a)                                           2,585   $     73,414
                                    Eclipsys Corp. (a)                                        19,031        367,298
                                    Emergency Medical Services Corp. (a)                       3,000        139,500
                                    Gentiva Health Services, Inc. (a)                          9,612        240,396
                                    HMS Holdings Corp. (a)                                     8,100        309,663
                                    HealthSouth Corp. (a)                                     29,900        467,636
                                    Healthways, Inc. (a)                                      11,600        177,712
                                    IPC The Hospitalist Co., Inc. (a)                          5,400        169,830
                                    LHC Group, Inc. (a)                                        4,600        137,678
                                    Medidata Solutions, Inc. (a)                               2,200         33,330
                                    Novamed Eyecare, Inc. (a)(b)                               6,000         27,180
                                    Odyssey HealthCare, Inc. (a)                              11,100        138,750
                                    Omnicell, Inc. (a)                                        10,700        119,198
                                    PharMerica Corp. (a)                                      10,269        190,695
                                    Phase Forward, Inc. (a)                                   14,800        207,792
                                    Quality Systems, Inc. (b)                                  7,500        461,775
                                    RehabCare Group, Inc. (a)                                  6,195        134,370
                                    Res-Care, Inc. (a)                                         8,600        122,206
                                    Virtual Radiologic Corp. (a)                               2,200         28,666
                                                                                                       ------------
                                                                                                          5,006,555
HEALTH CARE: MISCELLANEOUS - 0.1%   MedAssets, Inc. (a)                                       13,200        297,924
                                    The Providence Service Corp. (a)                           4,200         48,972
                                                                                                       ------------
                                                                                                            346,896
HOME BUILDING - 0.3%                Beazer Homes USA, Inc. (a)(b)                             11,200         62,608
                                    Brookfield Homes Corp. (b)                                 3,251         21,717
                                    Hovnanian Enterprises, Inc., Class A (a)(b)               15,700         60,288
                                    M/I Homes, Inc. (a)                                        5,600         76,104
                                    Meritage Homes Corp. (a)                                  10,600        215,180
                                    Ryland Group, Inc.                                        13,600        286,552
                                    Standard-Pacific Corp. (a)                                34,000        125,460
                                                                                                       ------------
                                                                                                            847,909
HOTEL/MOTEL - 0.2%                  Gaylord Entertainment Co. (a)(b)                          11,355        228,236
                                    Marcus Corp.                                               6,779         86,703
                                    Morgans Hotel Group Co. (a)                                7,800         42,276
                                    Orient Express Hotels Ltd., Class A (b)                   25,600        294,656
                                    Red Lion Hotels Corp. (a)                                  5,400         31,050
                                                                                                       ------------
                                                                                                            682,921
HOUSEHOLD APPLIANCES - 0.0%         National Presto Industries, Inc.                           1,650        142,742
HOUSEHOLD EQUIPMENT &               American Greetings Corp., Class A                         12,700        283,210
PRODUCTS - 0.4%                     Blyth, Inc.                                                2,025         78,428
                                    CSS Industries, Inc.                                       2,591         51,224
                                    Nivs Intellimedia Technology (a)                           1,900          5,092
                                    Tupperware Corp.                                          20,574        821,314
                                                                                                       ------------
                                                                                                          1,239,268

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
HOUSEHOLD FURNISHINGS - 0.3%        American Woodmark Corp.                                    3,500   $     67,690
                                    Ethan Allen Interiors, Inc. (b)                            7,400        122,100
                                    Furniture Brands International, Inc.                      14,100         77,973
                                    Hooker Furniture Corp.                                     3,400         45,900
                                    Kirkland's, Inc. (a)                                       3,500         49,875
                                    La-Z-Boy, Inc. (b)                                        17,400        150,510
                                    Sealy Corp. (a)                                           14,800         47,360
                                    Stanley Furniture Co., Inc.                                3,200         33,184
                                    Tempur-Pedic International, Inc. (b)                      24,200        458,348
                                                                                                       ------------
                                                                                                          1,052,940
INSURANCE: LIFE - 0.4%              American Equity Investment Life Holding Co.               18,200        127,764
                                    Citizens, Inc. (a)(b)                                     10,500         66,570
                                    Conseco, Inc. (a)                                         62,800        330,328
                                    Delphi Financial Group, Inc., Class A                     14,805        335,037
                                    FBL Financial Group, Inc., Class A                         4,325         84,035
                                    Independence Holding Co.                                   1,040          6,115
                                    Kansas City Life Insurance Co.                             1,442         44,904
                                    Life Partners Holdings, Inc. (b)                           1,900         34,010
                                    National Western Life Insurance Co., Class A                 751        132,161
                                    The Phoenix Cos., Inc. (a)                                39,100        127,075
                                    Presidential Life Corp.                                    6,993         72,447
                                                                                                       ------------
                                                                                                          1,360,446
INSURANCE: MULTI-LINE - 0.9%        AMBAC Financial Group, Inc. (b)                           90,400        151,872
                                    Assured Guaranty Ltd.                                     34,400        668,048
                                    Crawford & Co., Class B (a)                                8,009         35,320
                                    Eastern Insurance Holdings, Inc.                           3,000         28,590
                                    eHealth, Inc. (a)                                          8,400        121,968
                                    Flagstone Reinsurance Holdings Ltd.                       13,900        156,792
                                    Horace Mann Educators Corp.                               13,468        188,148
                                    Maiden Holdings Ltd.                                      16,800        122,136
                                    Max Capital Group Ltd.                                    15,300        326,961
                                    Pico Holdings, Inc. (a)                                    7,097        236,685
                                    Platinum Underwriters Holdings Ltd.                       16,500        591,360
                                    Primus Guaranty Ltd. (a)                                   8,100         34,587
                                                                                                       ------------
                                                                                                          2,662,467
INSURANCE: PROPERTY-                American Physicians Capital, Inc.                          3,274         94,324
CASUALTY - 2.0%                     American Safety Insurance Holdings Ltd. (a)                2,900         45,820
                                    Amerisafe, Inc. (a)                                        6,400        110,400
                                    AmTrust Financial Services, Inc.                           7,500         85,575
                                    Argo Group International Holdings Ltd. (a)                10,379        349,565
                                    Baldwin & Lyons, Inc., Class B                             2,732         64,065
                                    CNA Surety Corp. (a)                                       5,586         90,493
                                    Donegal Group, Inc., Class A                               3,644         56,263
                                    EMC Insurance Group, Inc.                                  1,700         35,921
                                    Employers Holdings, Inc.                                  16,080        248,918

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Enstar Group Ltd. (a)                                      2,200   $    136,994
                                    FPIC Insurance Group, Inc. (a)                             1,900         63,745
                                    First Acceptance Corp. (a)                                 5,277         14,248
                                    First Mercury Financial Corp.                              4,800         63,936
                                    Greenlight Capital Re Ltd. (a)                             9,500        178,600
                                    Hallmark Financial Services, Inc. (a)                      2,900         23,345
                                    Harleysville Group, Inc.                                   4,662        147,552
                                    Hilltop Holdings, Inc. (a)                                12,872        157,811
                                    Infinity Property & Casualty Corp.                         4,700        199,656
                                    Meadowbrook Insurance Group, Inc.                         20,252        149,865
                                    Mercer Insurance Group, Inc.                               1,700         30,719
                                    Montpelier Re Holdings Ltd.                               28,800        470,016
                                    NYMAGIC, Inc.                                              1,500         25,890
                                    National Interstate Corp.                                  2,100         36,750
                                    Navigators Group, Inc. (a)                                 4,300        236,500
                                    PMA Capital Corp., Class A (a)                            10,606         60,348
                                    The PMI Group, Inc.                                       21,900         93,075
                                    ProAssurance Corp. (a)                                    10,823        564,852
                                    RLI Corp.                                                  6,464        341,170
                                    Radian Group, Inc.                                        26,300        278,254
                                    Safety Insurance Group, Inc.                               3,900        128,388
                                    SeaBright Insurance Holdings, Inc. (a)                     7,000         79,940
                                    Selective Insurance Group, Inc.                           17,808        280,120
                                    State Auto Financial Corp.                                 4,712         84,486
                                    Stewart Information Services Corp.                         5,822         72,018
                                    Tower Group, Inc.                                         13,586        331,363
                                    United America Indemnity, Ltd. (a)                        11,841         87,505
                                    United Fire & Casualty Co.                                 7,500        134,250
                                    Universal Insurance Holdings, Inc.                         4,000         20,120
                                    Zenith National Insurance Corp.                           11,955        369,409
                                                                                                       ------------
                                                                                                          6,042,269
LEISURE TIME - 0.6%                 Bluegreen Corp. (a)                                        4,700         14,335
                                    Callaway Golf Co.                                         20,100        152,961
                                    Churchill Downs, Inc.                                      3,132        120,582
                                    Great Wolf Resorts, Inc. (a)                               9,000         32,130
                                    Interval Leisure Group, Inc. (a)                          13,100        163,488
                                    Life Time Fitness, Inc. (a)(b)                            13,700        384,285
                                    Orbitz Worldwide, Inc. (a)                                11,400         70,452
                                    Pool Corp. (b)                                            15,700        348,854
                                    Smith & Wesson Holding Corp. (a)                          18,200         95,186
                                    Speedway Motorsports, Inc.                                 4,355         62,668
                                    Steinway Musical Instruments, Inc. (a)                     2,300         27,301
                                    Sturm Ruger & Co., Inc. (b)                                5,300         68,582
                                    Town Sports International Holdings, Inc. (a)               6,600         16,566
                                    Universal Travel Group (a)                                 3,800         49,020

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Vail Resorts, Inc. (a)                                     9,856   $    330,570
                                    West Marine, Inc. (a)                                      5,600         44,016
                                                                                                       ------------
                                                                                                          1,980,996
LUXURY ITEMS - 0.2%                 Fossil, Inc. (a)                                          15,700        446,665
                                    Fuqi International, Inc. (a)(b)                            3,700        108,336
                                    Movado Group, Inc.                                         5,400         78,462
                                                                                                       ------------
                                                                                                            633,463
MACHINERY &                         Applied Industrial Technologies, Inc.                     14,590        308,724
ENGINEERING - 0.1%
MACHINERY:                          Alamo Group, Inc.                                          2,100         33,180
AGRICULTURAL - 0.1%                 Lindsay Manufacturing Co. (b)                              3,713        146,218
                                                                                                       ------------
                                                                                                            179,398
MACHINERY: CONSTRUCTION &           Astec Industries, Inc. (a)                                 6,117        155,800
HANDLING - 0.1%                     NACCO Industries, Inc., Class A                            1,887        113,352
                                                                                                       ------------
                                                                                                            269,152
MACHINERY: ENGINES - 0.1%           Briggs & Stratton Corp. (b)                               16,800        326,088
                                    Harbin Electric, Inc. (a)                                  4,400         74,272
                                                                                                       ------------
                                                                                                            400,360
MACHINERY: INDUSTRIAL - 1.1%        Actuant Corp., Class A                                    22,000        353,320
                                    Altra Holdings, Inc. (a)                                   9,000        100,710
                                    Chart Industries, Inc. (a)                                 9,600        207,264
                                    Colfax Corp. (a)                                           8,100         86,103
                                    Columbus McKinnon Corp. (a)                                6,336         95,990
                                    DXP Enterprises, Inc. (a)                                  2,600         28,990
                                    EnPro Industries, Inc. (a)                                 6,800        155,448
                                    Flow International Corp. (a)                              12,700         32,893
                                    Graham Corp.                                               3,400         52,870
                                    John Bean Technologies Corp.                               9,600        174,432
                                    Kadant, Inc. (a)                                           4,270         51,795
                                    MTS Systems Corp.                                          5,800        169,418
                                    Middleby Corp. (a)                                         5,417        297,989
                                    Nordson Corp.                                             11,210        628,769
                                    Sauer-Danfoss, Inc.                                        3,773         28,939
                                    Tecumseh Products Co., Class A (a)                         5,928         67,164
                                    Tennant Co.                                                6,274        182,322
                                    Twin Disc, Inc.                                            2,800         34,916
                                    Woodward Governor Co.                                     20,258        491,459
                                                                                                       ------------
                                                                                                          3,240,791
MACHINERY: SPECIALTY - 0.1%         Albany International Corp., Class A                        9,474        183,796
                                    Cascade Corp.                                              3,100         82,894
                                    Hurco Companies, Inc. (a)                                  2,200         37,576
                                    K-Tron International, Inc. (a)                               800         76,168
                                                                                                       ------------
                                                                                                            380,434
MANUFACTURED HOUSING - 0.0%         Cavco Industries, Inc. (a)                                 2,200         78,100
                                    Skyline Corp.                                              2,301         51,911
                                                                                                       ------------
                                                                                                            130,011

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
MEDICAL & DENTAL INSTRUMENTS &      ATS Medical, Inc. (a)                                     17,500   $     46,900
SUPPLIES - 2.8%                     Abiomed, Inc. (a)                                         10,400        100,984
                                    Align Technology, Inc. (a)                                19,900        282,978
                                    Alphatec Holdings, Inc. (a)                                9,000         41,400
                                    American Medical Systems Holdings, Inc. (a)               25,000        423,000
                                    AngioDynamics, Inc. (a)                                    8,300        114,374
                                    Atrion Corp.                                                 400         57,760
                                    Bovie Medical Corp. (a)(b)                                 6,300         49,455
                                    CONMED Corp. (a)                                           9,828        188,403
                                    Cantel Medical Corp. (a)                                   4,200         63,252
                                    Cardiovascular Systems, Inc. (a)                           3,600         26,172
                                    Conceptus, Inc. (a)(b)                                    10,300        190,962
                                    CryoLife, Inc. (a)                                         8,200         65,354
                                    Cutera, Inc. (a)                                           4,200         36,330
                                    Delcath Systems Inc. (a)                                   8,700         42,717
                                    Endologix, Inc. (a)                                       16,200        100,278
                                    ev3, Inc. (a)                                             24,032        295,834
                                    Exactech, Inc. (a)                                         2,600         40,924
                                    Hansen Medical, Inc. (a)                                   7,400         25,900
                                    Heartware International, Inc. (a)                          1,500         44,985
                                    Home Diagnostics, Inc. (a)                                 3,500         23,660
                                    ICU Medical, Inc. (a)                                      3,850        141,911
                                    I-Flow Corp. (a)                                           7,400         84,286
                                    Immucor, Inc. (a)                                         23,143        409,631
                                    Insulet Corp. (a)(b)                                       9,400        105,562
                                    Integra LifeSciences Holdings Corp. (a)                    6,400        218,560
                                    Invacare Corp.                                             9,422        209,922
                                    Landauer, Inc.                                             3,078        169,228
                                    MAKO Surgical Corp. (a)                                    4,900         42,924
                                    Matrixx Initiatives, Inc. (a)                              1,400          7,952
                                    Medical Action Industries, Inc. (a)                        4,750         57,332
                                    Meridian Bioscience, Inc.                                 14,000        350,140
                                    Merit Medical Systems, Inc. (a)                            9,410        163,075
                                    Micrus Endovascular Corp. (a)                              5,300         68,635
                                    Neogen Corp. (a)                                           4,700        151,763
                                    NuVasive, Inc. (a)                                        12,300        513,648
                                    OraSure Technologies, Inc. (a)                            15,559         45,121
                                    Orthofix International NV (a)                              5,800        170,462
                                    Orthovita, Inc. (a)                                       21,300         93,507
                                    Owens & Minor, Inc.                                       13,498        610,785
                                    PSS World Medical, Inc. (a)                               18,873        411,998
                                    Quidel Corp. (a)                                           9,300        150,939
                                    Rochester Medical Corp. (a)                                3,100         37,324
                                    Rockwell Medical Technologies, Inc. (a)(b)                 4,400         34,232
                                    Steris Corp.                                              19,700        599,865

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    SurModics, Inc. (a)                                        5,283   $    129,962
                                    Symmetry Medical, Inc. (a)                                12,100        125,477
                                    Synovis Life Technologies, Inc. (a)                        2,900         40,020
                                    Trans1, Inc. (a)                                           4,200         20,202
                                    Utah Medical Products, Inc.                                1,000         29,320
                                    Vascular Solutions, Inc. (a)                               5,800         47,966
                                    Volcano Corp. (a)                                         16,200        272,484
                                    West Pharmaceutical Services, Inc.                        10,576        429,491
                                    Wright Medical Group, Inc. (a)                            12,000        214,320
                                    Young Innovations, Inc.                                    1,700         44,727
                                                                                                       ------------
                                                                                                          8,464,393
MEDICAL EQUIPMENT - 1.8%            Abaxis, Inc. (a)                                           6,900        184,575
                                    Accuray, Inc. (a)(b)                                      14,000         91,000
                                    Affymetrix, Inc. (a)                                      23,900        209,842
                                    Analogic Corp.                                             4,372        161,851
                                    Aspect Medical Systems, Inc. (a)                           6,700         80,266
                                    Bruker BioSciences Corp. (a)                              16,787        179,117
                                    Cardiac Science Corp. (a)                                  6,500         26,000
                                    Clarient, Inc. (a)                                        11,200         47,152
                                    Cyberonics, Inc. (a)                                       9,169        146,154
                                    Cynosure, Inc., Class A (a)                                3,300         38,445
                                    DexCom, Inc. (a)                                          16,200        128,466
                                    Dionex Corp. (a)                                           6,131        398,331
                                    Electro-Optical Sciences, Inc. (a)                         6,500         62,270
                                    Enteromedics, Inc. (a)(b)                                  6,300         30,177
                                    Greatbatch, Inc. (a)                                       7,900        177,513
                                    Haemonetics Corp. (a)                                      8,172        458,613
                                    IRIS International, Inc. (a)                               6,100         68,930
                                    Luminex Corp. (a)                                         14,351        243,967
                                    Masimo Corp. (a)                                          17,300        453,260
                                    Merge Healthcare, Inc. (a)                                 8,200         33,702
                                    Natus Medical, Inc. (a)                                    9,200        141,956
                                    NxStage Medical, Inc. (a)                                  7,700         51,513
                                    OSI Systems, Inc. (a)                                      5,200         95,108
                                    Palomar Medical Technologies, Inc. (a)                     6,100         98,881
                                    Sirona Dental Systems, Inc. (a)                            5,800        172,550
                                    Somanetics Corp. (a)                                       3,300         53,196
                                    SonoSite, Inc. (a)                                         5,815        153,865
                                    Spectranetic Corp. (a)                                    10,900         69,869
                                    Stereotaxis, Inc. (a)(b)                                   8,800         39,248
                                    Thoratec Corp. (a)                                        18,847        570,499
                                    Tomotherapy, Inc. (a)                                     13,900         60,187
                                    Varian, Inc. (a)                                           9,335        476,645
                                    Vital Images, Inc. (a)                                     4,900         61,348

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Zoll Medical Corp. (a)                                     7,222   $    155,417
                                                                                                       ------------
                                                                                                          5,419,913
MEDICAL SERVICES - 0.3%             America Service Group, Inc.                                3,000         49,620
                                    Bio-Reference Labs, Inc. (a)                               3,500        120,400
                                    eResearch Technology, Inc. (a)                            14,450        101,150
                                    Genoptix, Inc. (a)                                         5,200        180,856
                                    Kendle International, Inc. (a)                             4,300         71,896
                                    Nighthawk Radiology Holdings, Inc. (a)                     7,200         52,056
                                    Parexel International Corp. (a)                           19,094        259,487
                                    RadNet, Inc. (a)                                           9,300         24,087
                                                                                                       ------------
                                                                                                            859,552
METAL FABRICATING - 0.7%            Ampco-Pittsburgh Corp.                                     2,900         77,111
                                    Dynamic Materials Corp.                                    4,300         85,828
                                    The Eastern Co.                                            2,300         36,570
                                    Hawk Corp., Class A (a)                                    1,700         23,324
                                    Haynes International, Inc. (a)                             4,000        127,280
                                    Kaydon Corp.                                              11,226        363,947
                                    L.B. Foster Co., Class A (a)                               3,400        103,972
                                    Mueller Industries, Inc.                                  12,882        307,493
                                    Mueller Water Products, Inc., Series A                    48,960        268,301
                                    Northwest Pipe Co. (a)                                     2,700         90,531
                                    Omega Flex, Inc.                                             800         13,416
                                    RBC Bearings, Inc. (a)                                     7,400        172,642
                                    RTI International Metals, Inc. (a)                         9,513        236,969
                                    Worthington Industries, Inc.                              20,100        279,390
                                                                                                       ------------
                                                                                                          2,186,774
METALS & MINERALS:                  AMCOL International Corp.                                  7,773        177,924
DIVERSIFIED - 0.4%                  Brush Engineered Materials, Inc. (a)                       6,811        166,597
                                    General Moly, Inc. (a)                                    21,100         66,465
                                    Hecla Mining Co. (a)(b)                                   69,400        304,666
                                    Minerals Technologies, Inc.                                6,353        302,149
                                    Oil-Dri Corp. of America                                   1,600         23,200
                                    Paramount Gold and Silver Corp. (a)(b)                    19,600         26,852
                                    United States Lime & Minerals Inc. (a)                       500         17,960
                                    Uranerz Energy Corp. (a)                                  17,800         40,762
                                                                                                       ------------
                                                                                                          1,126,575
OFFICE SUPPLIES & EQUIPMENT -       ACCO Brands Corp. (a)(b)                                  18,200        131,404
0.5%                                Electronics for Imaging, Inc. (a)                         17,139        193,157
                                    HNI Corp.                                                 15,200        358,720
                                    Herman Miller, Inc.                                       18,600        314,526
                                    Kimball International, Inc., Class B                      10,774         82,206
                                    Knoll, Inc.                                               16,100        167,923
                                    Steelcase, Inc., Class A                                  23,700        147,177
                                                                                                       ------------
                                                                                                          1,395,113

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
OFFSHORE DRILLING & OTHER           Hercules Offshore, Inc. (a)                               29,900   $    146,809
SERVICES - 0.1%                     Vantage Drilling Co. (a)                                  17,200         31,476
                                                                                                       ------------
                                                                                                            178,285
OIL WELL EQUIPMENT &                Allis-Chalmers Energy, Inc. (a)(b)                        17,200         74,992
SERVICES - 1.5%                     Basic Energy Services, Inc. (a)                            7,200         61,128
                                    Bolt Technology Corp. (a)                                  2,900         36,453
                                    Boots & Coots, Inc. (a)                                   29,300         47,173
                                    Bronco Drilling Co., Inc. (a)                              6,400         41,920
                                    CARBO Ceramics, Inc. (b)                                   6,102        314,558
                                    Cal Dive International, Inc. (a)                          15,174        150,071
                                    Complete Production Services, Inc. (a)                    20,200        228,260
                                    Dawson Geophysical Co. (a)                                 2,200         60,236
                                    Dril-Quip, Inc. (a)                                        9,676        480,317
                                    Geokinetics, Inc. (a)                                      1,700         36,040
                                    Global Industries Ltd. (a)                                34,000        323,000
                                    Gulf Island Fabrication, Inc.                              4,117         77,153
                                    Hornbeck Offshore Services, Inc. (a)                       7,140        196,778
                                    ION Geophysical Corp. (a)                                 32,246        113,506
                                    Key Energy Services, Inc. (a)                             41,300        359,310
                                    Lufkin Industries, Inc.                                    4,600        244,628
                                    Matrix Service Co. (a)                                     8,800         95,656
                                    NATCO Group, Inc., Class A (a)                             6,800        301,104
                                    Natural Gas Services Group (a)                             4,100         72,242
                                    Newpark Resources, Inc. (a)                               30,020         96,364
                                    OYO Geospace Corp. (a)                                     1,400         36,162
                                    Parker Drilling Co. (a)                                   40,181        219,388
                                    Pioneer Drilling Co. (a)                                  13,700        100,558
                                    RPC, Inc.                                                  9,600        100,608
                                    Sulphco, Inc. (a)(b)                                      16,500         22,605
                                    Superior Well Services, Inc. (a)                           5,100         49,368
                                    T-3 Energy Services, Inc. (a)                              4,200         82,740
                                    Tetra Technologies, Inc. (a)                              25,100        243,219
                                    Union Drilling, Inc. (a)                                   3,500         26,740
                                    Willbros Group, Inc. (a)                                  13,400        204,082
                                                                                                       ------------
                                                                                                          4,496,359
OIL: CRUDE PRODUCERS - 2.0%         ATP Oil & Gas Corp. (a)(b)                                11,200        200,368
                                    Apco Oil and Gas International, Inc.                       2,900         66,468
                                    Approach Resources, Inc. (a)                               4,700         42,676
                                    Arena Resources, Inc. (a)                                 13,000        461,500
                                    Atlas Energy, Inc.                                        11,487        310,953
                                    BPZ Resources, Inc. (a)(b)                                30,000        225,600
                                    Berry Petroleum Co., Class A                              14,502        388,364
                                    Bill Barrett Corp. (a)                                    13,100        429,549
                                    Brigham Exploration Co. (a)                               26,400        239,712
                                    CREDO Petroleum Corp. (a)                                  2,100         21,252

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Carrizo Oil & Gas, Inc. (a)                                9,300      $ 227,757
                                    Cheniere Energy, Inc. (a)                                 17,700         51,861
                                    Clayton Williams Energy, Inc. (a)                          2,000         60,240
                                    Contango Oil & Gas Co. (a)                                 4,000        204,240
                                    Cubic Energy, Inc. (a)                                     7,200          6,768
                                    Delta Petroleum Corp. (a)(b)                              62,000        108,500
                                    Endeavour International Corp. (a)                         38,500         46,585
                                    FX Energy, Inc. (a)(b)                                    14,200         45,866
                                    GMX Resources Inc. (a)                                     7,500        117,825
                                    GeoResources, Inc. (a)                                     2,500         27,625
                                    Goodrich Petroleum Corp. (a)(b)                            8,200        211,642
                                    Gran Tierra Energy, Inc. (a)                              67,700        281,632
                                    Gulfport Energy Corp. (a)                                  8,800         76,912
                                    Harvest Natural Resources, Inc. (a)                       11,100         56,943
                                    Isramco Inc. (a)                                             300         39,192
                                    McMoRan Exploration Co. (a)                               24,200        182,710
                                    Northern Oil And Gas, Inc. (a)                            10,100         84,840
                                    Oilsands Quest, Inc. (a)                                  64,900         73,337
                                    Panhandle Oil & Gas, Inc.                                  2,400         51,264
                                    Parallel Petroleum Corp. (a)                              10,600         33,602
                                    Penn Virginia Corp.                                       14,416        330,271
                                    Petroleum Development Corp. (a)                            5,800        108,228
                                    Petroquest Energy, Inc. (a)(b)                            15,400         99,946
                                    PrimeEnergy Corp. (a)                                        200          5,736
                                    Rex Energy Corp. (a)                                       9,200         76,820
                                    Rosetta Resources, Inc. (a)                               17,700        260,013
                                    Stone Energy Corp. (a)                                    13,198        215,259
                                    Swift Energy Co. (a)                                      12,017        284,563
                                    Toreador Resources Corp.                                   7,400         73,926
                                    Vaalco Energy, Inc. (a)                                   19,800         91,080
                                    Venoco, Inc. (a)                                           6,100         70,211
                                    W&T Offshore, Inc.                                        11,200        131,152
                                    Warren Resources, Inc. (a)                                20,400         60,384
                                    Zion Oil & Gas, Inc. (a)(b)                                3,600         35,136
                                                                                                       ------------
                                                                                                          6,218,508
OIL: INTEGRATED - 0.1%              Alon USA Energy, Inc.                                      2,400         23,832
                                    CVR Energy, Inc. (a)                                       7,700         95,788
                                    Delek US Holdings, Inc.                                    4,300         36,851
                                    Western Refining, Inc. (a)(b)                             12,000         77,400
                                                                                                       ------------
                                                                                                            233,871
PAINTS & COATINGS - 0.2%            Chase Corp.                                                2,500         29,250
                                    Ferro Corp.                                               15,176        135,066
                                    H.B. Fuller Co.                                           16,380        342,342
                                    North American Galvanizing & Coatings (a)                  3,800         23,066
                                                                                                       ------------
                                                                                                            529,724

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
PAPER - 0.5%                        Boise, Inc. (a)                                            9,500   $     50,160
                                    Buckeye Technologies, Inc. (a)                            13,098        140,542
                                    Clearwater Paper Corp. (a)                                 3,599        148,747
                                    Domtar Corp. (a)                                          14,000        493,080
                                    Kapstone Paper and Packaging Corp. (a)                     6,400         52,096
                                    Neenah Paper, Inc.                                         5,100         60,027
                                    P.H. Glatfelter Co.                                       15,301        175,655
                                    Schweitzer-Mauduit International, Inc.                     4,820        262,015
                                    Wausau Paper Corp.                                        14,642        146,420
                                                                                                       ------------
                                                                                                          1,528,742
PERSONAL CARE - 0.3%                Chattem, Inc. (a)                                          6,200        411,742
                                    Female Health Co. (a)                                      4,700         23,735
                                    Helen of Troy Ltd. (a)                                    10,100        196,243
                                    Mannatech, Inc. (b)                                        5,300         20,299
                                    Orchids Paper Products Co. (a)                             1,900         38,000
                                    USANA Health Sciences, Inc. (a)                            2,200         75,042
                                    WD-40 Co.                                                  5,589        158,728
                                                                                                       ------------
                                                                                                            923,789
PHARMACEUTICALS - 1.7%              Acura Pharmaceuticals, Inc. (a)                            2,800         14,308
                                    Adolor Corp. (a)                                          15,700         24,963
                                    Akorn, Inc. (a)                                           17,700         24,249
                                    Alkermes, Inc. (a)                                        31,900        293,161
                                    Allion Healthcare, Inc. (a)                                6,300         36,855
                                    American Oriental Bioengineering, Inc. (a)                20,900        101,574
                                    Ardea Biosciences, Inc. (a)                                4,400         80,608
                                    Auxilium Pharmaceuticals, Inc. (a)(b)                     14,400        492,624
                                    Avanir Pharmaceuticals, Inc. (a)(b)                       22,600         47,008
                                    BMP Sunstone Corp. (a)                                    11,900         48,433
                                    BioCryst Pharmaceuticals, Inc. (a)(b)                      7,900         65,096
                                    Biospecifics Technologies (a)                              1,100         35,211
                                    Cadence Pharmaceuticals, Inc. (a)(b)                       8,100         89,586
                                    Cambrex Corp. (a)                                          9,885         62,275
                                    Caraco Pharmaceutical Laboratories Ltd. (a)                3,500         17,815
                                    China Sky One Medical, Inc. (a)(b)                         3,800         50,122
                                    Cumberland Pharmaceuticals, Inc. (a)                       2,500         40,475
                                    Depomed, Inc. (a)                                         17,300         75,601
                                    Durect Corp. (a)                                          27,200         72,624
                                    Hi-Tech Pharmacal Co., Inc. (a)                            2,200         49,368
                                    Impax Laboratories, Inc. (a)                              21,000        183,540
                                    Infinity Pharmaceuticals, Inc. (a)                         6,800         42,364
                                    Inspire Pharmaceuticals, Inc. (a)                         19,000         99,180
                                    Isis Pharmaceuticals, Inc. (a)(b)                         31,489        458,795
                                    Ista Pharmaceuticals, Inc. (a)                            12,300         54,858
                                    Javelin Pharmaceuticals, Inc. (a)                         17,000         33,150
                                    K-V Pharmaceutical Co., Class A (a)                       11,700         35,919

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Lannett Co., Inc. (a)                                      2,900   $     21,692
                                    MAP Pharmaceuticals, Inc. (a)                              2,400         25,104
                                    Medicines Co. (a)                                         17,827        196,275
                                    Medicis Pharmaceutical Corp., Class A                     18,800        401,380
                                    MiddleBrook Pharmaceuticals, Inc. (a)                     12,300         14,145
                                    Obagi Medical Products, Inc. (a)                           5,800         67,280
                                    Optimer Pharmaceuticals, Inc. (a)(b)                       9,700        131,241
                                    Pain Therapeutics, Inc. (a)                               11,800         59,708
                                    Par Pharmaceutical Cos., Inc. (a)                         11,100        238,761
                                    Pozen, Inc. (a)                                            8,700         64,032
                                    Prestige Brands Holdings, Inc. (a)                        11,200         78,848
                                    Questcor Pharmaceuticals, Inc. (a)                        19,400        107,088
                                    SIGA Technologies, Inc. (a)                                9,300         73,377
                                    Salix Pharmaceuticals Ltd. (a)                            16,100        342,286
                                    Santarus, Inc. (a)                                        16,600         54,614
                                    Sciclone Pharmaceuticals, Inc. (a)                        13,900         59,214
                                    Spectrum Pharmaceuticals, Inc. (a)                        12,900         86,817
                                    SuperGen, Inc. (a)                                        18,700         49,929
                                    Vical, Inc. (a)                                           12,100         51,546
                                    Vivus, Inc. (a)                                           25,600        267,520
                                    Xenoport, Inc. (a)                                         9,600        203,808
                                                                                                       ------------
                                                                                                          5,224,427
PHOTOGRAPHY - 0.1%                  CPI Corp.                                                  1,600         19,952
                                    Eastman Kodak Co. (b)                                     90,500        432,590
                                                                                                       ------------
                                                                                                            452,542
PLASTICS - 0.0%                     Spartech Corp.                                            10,354        111,513
POWER TRANSMISSION
EQUIPMENT - 0.3%                    Advanced Energy Industries, Inc. (a)                      11,112        158,235
                                    Maxwell Technologies, Inc. (a)                             7,600        140,068
                                    Powell Industries, Inc. (a)                                2,731        104,843
                                    Regal-Beloit Corp.                                        11,751        537,138
                                    Vicor Corp.                                                6,496         50,149
                                                                                                       ------------
                                                                                                            990,433
PRECIOUS METALS &                   Horsehead Holding Corp. (a)                               13,500        158,220
MINERALS - 0.1%                     Stillwater Mining Co. (a)                                 13,664         91,822
                                                                                                       ------------
                                                                                                            250,042
PRINTING & COPYING                  Cenveo, Inc. (a)                                          16,300        112,796
SERVICES - 0.0%
PRODUCER DURABLES:                  Blount International, Inc. (a)                            13,000        123,110
MISCELLANEOUS - 0.1%                China Fire & Security Group, Inc. (a)                      4,700         90,240
                                                                                                       ------------
                                                                                                            213,350
PRODUCTION TECHNOLOGY               ATMI, Inc. (a)(c)                                         10,657        193,425
EQUIPMENT - 1.1%                    Brooks Automation, Inc. (a)                               21,778        168,344
                                    Cognex Corp.                                              13,456        220,409
                                    Cohu, Inc.                                                 7,918        107,368
                                    Cymer, Inc. (a)                                            9,400        365,284

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Electro Scientific Industries, Inc. (a)                    9,161      $ 122,666
                                    Entegris, Inc. (a)                                        40,892        202,415
                                    FEI Co. (a)                                               12,855        316,876
                                    Intevac, Inc. (a)                                          7,400         99,456
                                    Kulicke & Soffa Industries, Inc. (a)                      21,156        127,571
                                    MKS Instruments, Inc. (a)                                 16,600        320,214
                                    Photronics, Inc. (a)                                      15,479         73,370
                                    Rudolph Technologies, Inc. (a)                            10,173         75,280
                                    Semitool, Inc. (a)                                         7,541         63,721
                                    Tessera Technologies, Inc. (a)                            16,300        454,607
                                    Ultratech, Inc. (a)                                        6,790         89,832
                                    Veeco Instruments, Inc. (a)                               10,927        254,818
                                                                                                       ------------
                                                                                                          3,255,656
PUBLISHING - 0.2%                   Courier Corp.                                              3,350         50,753
                                    Dolan Media Co. (a)                                        9,900        118,701
                                    Journal Communications, Inc., Class A                     13,200         48,576
                                    Martha Stewart Living Omnimedia, Inc., Class A (a)         8,982         56,227
                                    Primedia, Inc.                                             8,500         21,420
                                    Scholastic Corp.                                           8,060        196,180
                                                                                                       ------------
                                                                                                            491,857
RADIO & TV BROADCASTERS - 0.1%      Crown Media Holdings, Inc., Class A (a)                    3,598          5,613
                                    Fisher Communications, Inc. (a)                            2,000         36,360
                                    Lin TV Corp., Class A (a)                                  9,100         43,043
                                    Outdoor Channel Holdings, Inc. (a)                         5,100         33,354
                                    Sinclair Broadcast Group, Inc., Class A                   16,364         58,583
                                                                                                       ------------
                                                                                                            176,953
RAILROAD EQUIPMENT - 0.1%           American Railcar Industries, Inc.                          3,100         32,891
                                    Freightcar America, Inc.                                   3,500         85,050
                                    Greenbrier Cos., Inc.                                      5,800         67,918
                                    Portec Rail Products, Inc.                                 2,000         18,980
                                                                                                       ------------
                                                                                                            204,839
                                                                                                       ------------
RAILROADS - 0.1%                    Genesee & Wyoming, Inc., Class A (a)                      11,975        363,082
                                                                                                       ------------
REAL ESTATE - 0.2%                  American Realty Investors, Inc. (a)                          600          6,942
                                    Avatar Holdings, Inc. (a)                                  2,000         38,000
                                    China Housing & Land Development (a)(b)                    9,600         36,960
                                    Consolidated-Tomoka Land Co.                               1,900         72,770
                                    Forestar Group, Inc. (a)(b)                               11,928        204,923
                                    Griffin Land & Nurseries, Inc.                             1,000         32,000
                                    Tejon Ranch Co. (a)                                        3,615         92,833
                                    United Capital Corp. (a)                                     400          9,248
                                                                                                       ------------
                                                                                                            493,676
REAL ESTATE INVESTMENT TRUSTS       Acadia Realty Trust (c)                                   13,413        202,134
(REITS) - 5.9%                      Agree Realty Corp.                                         2,600         59,618
                                    Alexander's, Inc.                                            667        197,352
                                    American Campus Communities, Inc.                         17,503        469,956

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    American Capital Agency Corp. (b)                          3,700      $ 105,265
                                    Anthracite Capital, Inc. (b)(d)                           25,600         26,880
                                    Anworth Mortgage Asset Corp.                              34,400        271,072
                                    Ashford Hospitality Trust, Inc.                           21,680         75,013
                                    Associated Estates Realty Corp.                            4,900         47,138
                                    BioMed Realty Trust, Inc.                                 33,020        455,676
                                    CBL & Associates Properties, Inc. (b)                     44,900        435,530
                                    CapLease, Inc.                                            15,000         60,450
                                    Capstead Mortgage Corp.                                   20,700        287,937
                                    Care Investment Trust, Inc.                                3,900         29,913
                                    Cedar Shopping Centers, Inc.                              13,200         85,140
                                    Cogdell Spencer, Inc.                                      9,300         44,640
                                    Colonial Properties Trust                                 16,500        160,545
                                    Cousins Properties, Inc. (b)                              22,436        185,772
                                    Cypress Sharpridge Investments, Inc.                       5,200         73,840
                                    DCT Industrial Trust, Inc.                                65,310        333,734
                                    Developers Diversified Realty Corp. (b)                   46,600        430,584
                                    DiamondRock Hospitality Co.                               36,980        299,538
                                    Dupont Fabros Technology, Inc.                             9,300        123,969
                                    Dynex Capital Corp.                                        3,500         29,505
                                    Eastgroup Properties, Inc.                                 8,427        322,080
                                    Education Realty Trust, Inc.                              16,800         99,624
                                    Entertainment Properties Trust                            11,980        408,997
                                    Equity Lifestyle Properties, Inc.                          8,194        350,621
                                    Equity One, Inc. (b)                                      10,600        166,102
                                    Extra Space Storage, Inc.                                 29,150        307,532
                                    FelCor Lodging Trust, Inc.                                21,870         99,071
                                    First Industrial Realty Trust, Inc.                       14,900         78,225
                                    First Potomac Realty Trust                                 9,300        107,508
                                    Franklin Street Properties Corp.                          20,900        273,790
                                    Getty Realty Corp.                                         5,800        142,332
                                    Gladstone Commercial Corp.                                 3,200         43,776
                                    Glimcher Realty Trust                                     16,956         62,229
                                    Government Properties Income Trust (a)                     3,700         88,837
                                    Gramercy Capital Corp.                                    14,402         34,997
                                    Hatteras Financial Corp.                                  11,500        344,770
                                    Healthcare Realty Trust, Inc.                             19,100        403,583
                                    Hersha Hospitality Trust                                  14,400         44,640
                                    Highwoods Properties, Inc.                                23,900        751,655
                                    Home Properties, Inc.                                     11,120        479,161
                                    Inland Real Estate Corp.                                  22,900        200,604
                                    InvesCo. Mortgage Capital, Inc. (a)                        2,800         61,180
                                    Investors Real Estate Trust                               20,800        188,032
                                    iStar Financial, Inc. (b)                                 35,100        106,704
                                    Kilroy Realty Corp.                                       13,800        382,812
                                    Kite Realty Group Trust                                   13,140         54,794

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    LTC Properties, Inc.                                       7,900      $ 189,916
                                    LaSalle Hotel Properties                                  20,820        409,321
                                    Lexington Corporate Properties Trust                      29,609        151,006
                                    MFA Financial, Inc.                                       91,500        728,340
                                    Medical Properties Trust, Inc.                            27,100        211,651
                                    Mid-America Apartment Communities, Inc.                    9,229        416,505
                                    Mission West Properties, Inc.                              5,100         34,323
                                    Monmouth Real Estate Investment Corp., Class A             6,600         45,936
                                    National Health Investors, Inc.                            8,629        273,108
                                    National Retail Properties, Inc.                          26,875        577,006
                                    NorthStar Realty Finance Corp. (b)                        20,163         70,772
                                    Omega Healthcare Investors, Inc.                          27,900        446,958
                                    PS Business Parks, Inc.                                    5,708        292,935
                                    Parkway Properties, Inc.                                   7,404        145,859
                                    Pennsylvania Real Estate Investment Trust (b)             12,132         92,325
                                    Pennymac Mortgage Investment Trust (a)                     4,700         93,577
                                    Post Properties, Inc.                                     14,986        269,748
                                    Potlatch Corp.                                            13,747        391,102
                                    RAIT Investment Trust                                     21,910         64,415
                                    Ramco-Gershenson Properties Trust                          7,300         65,116
                                    Redwood Trust, Inc.                                       25,995        402,923
                                    Resource Capital Corp.                                     7,000         38,080
                                    Saul Centers, Inc.                                         2,022         64,906
                                    Sovran Self Storage, Inc.                                  7,680        233,702
                                    Starwood Property Trust, Inc.                             12,600        255,150
                                    Strategic Hotel Capital, Inc.                             21,350         55,296
                                    Sun Communities, Inc.                                      5,543        119,285
                                    Sunstone Hotel Investors, Inc.                            25,321        179,779
                                    Tanger Factory Outlet Centers, Inc.                       13,022        486,241
                                    Transcontinental Realty Investors, Inc. (a)                  900         10,530
                                    U-Store-It Trust                                          25,170        157,313
                                    UMH Properties, Inc.                                       2,700         22,005
                                    Universal Health Realty Income Trust                       3,927        127,824
                                    Urstadt Biddle Properties, Inc., Class A                   6,900        100,671
                                    Walter Investment Management Corp.                         6,300        100,926
                                    Washington Real Estate Investment Trust                   19,765        569,232
                                    Winthrop Realty Trust                                      3,840         37,402
                                                                                                       ------------
                                                                                                         18,026,041
RECREATIONAL VEHICLES &             Brunswick Corp.                                           29,900        358,202
BOATS - 0.3%                        Drew Industries, Inc. (a)                                  6,300        136,647
                                    Marine Products Corp.                                      3,131         17,314
                                    Polaris Industries, Inc. (b)                              10,200        415,956
                                    Winnebago Industries, Inc.                                 9,690        142,540
                                                                                                       ------------
                                                                                                          1,070,659
RENTAL & LEASING SERVICES:          Amerco, Inc. (a)                                           3,000        137,580
CONSUMER - 0.4%                     Avis Budget Group, Inc. (a)                               34,300        458,249

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Dollar Thrifty Automotive Group, Inc. (a)                  6,795   $    167,089
                                    Rent-A-Center, Inc. (a)                                   21,000        396,480
                                                                                                       ------------
                                                                                                          1,159,398
RESTAURANTS - 1.3%                  AFC Enterprises, Inc. (a)                                  8,400         70,728
                                    BJ's Restaurants, Inc. (a)                                 6,500         97,435
                                    Benihana, Inc., Class A (a)                                5,000         28,650
                                    Bob Evans Farms, Inc.                                     10,380        301,643
                                    Buffalo Wild Wings, Inc. (a)                               5,550        230,935
                                    CEC Entertainment, Inc. (a)                                7,750        200,415
                                    CKE Restaurants, Inc.                                     17,300        181,477
                                    California Pizza Kitchen, Inc. (a)                         6,950        108,559
                                    Caribou Coffee Co., Inc. (a)                               1,900         13,718
                                    Carrols Restaurant Group, Inc. (a)                         3,400         25,704
                                    The Cheesecake Factory, Inc. (a)                          19,200        355,584
                                    Cracker Barrel Old Country Store, Inc.                     7,000        240,800
                                    Denny's Corp. (a)                                         32,500         86,450
                                    DineEquity, Inc. (b)                                       5,948        147,213
                                    Domino's Pizza, Inc. (a)                                  13,050        115,362
                                    Einstein Noah Restaurant Group, Inc. (a)                   1,300         15,652
                                    Frisch's Restaurants, Inc.                                   800         20,704
                                    Jack in the Box, Inc. (a)                                 18,236        373,656
                                    Krispy Kreme Doughnuts, Inc. (a)                          19,800         70,686
                                    Landry's Restaurants, Inc. (a)                             2,096         22,008
                                    Luby's, Inc. (a)                                           6,500         27,300
                                    McCormick & Schmick's Seafood Restaurants, Inc. (a)        4,600         34,224
                                    O'Charleys, Inc.                                           6,384         59,818
                                    P.F. Chang's China Bistro, Inc. (a)(b)                     7,408        251,650
                                    Papa John's International, Inc. (a)                        7,396        181,720
                                    Red Robin Gourmet Burgers, Inc. (a)                        4,700         95,974
                                    Ruby Tuesday, Inc. (a)                                    20,700        174,294
                                    Ruth's Hospitality Group, Inc. (a)                         6,700         28,274
                                    Sonic Corp. (a)                                           20,520        226,951
                                    The Steak n Shake Co. (a)(b)                               7,828         92,136
                                    Texas Roadhouse, Inc., Class A (a)                        16,900        179,478
                                                                                                       ------------
                                                                                                          4,059,198
SCIENTIFIC INSTRUMENTS: CONTROL     CIRCOR International, Inc.                                 5,800        163,908
& FILTER - 0.6%                     China Security & Surveillance Technology, Inc. (a)(b)     10,900         77,826
                                    ESCO Technologies, Inc. (a)                                8,832        347,981
                                    Energy Recovery, Inc. (a)                                 12,000         69,840
                                    Flanders Corp. (a)                                         5,200         26,832
                                    The Gorman-Rupp Co.                                        4,897        121,984
                                    ICx Technologies, Inc. (a)                                 3,800         22,496
                                    L-1 Identity Solutions, Inc. (a)                          24,928        174,247
                                    Mine Safety Appliances Co.                                 8,826        242,803
                                    PMFG, Inc. (a)                                             4,400         56,584

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    RAE Systems, Inc. (a)                                     16,900   $     18,590
                                    Robbins & Myers, Inc.                                      9,324        218,928
                                    Sun Hydraulics, Inc.                                       3,850         81,081
                                    Watts Water Technologies, Inc., Class A (b)                9,836        297,539
                                    X-Rite, Inc. (a)                                          11,100         22,311
                                                                                                       ------------
                                                                                                          1,942,950
SCIENTIFIC INSTRUMENTS:             A.O. Smith Corp.                                           6,881        262,166
ELECTRICAL - 1.0%                   AZZ, Inc. (a)                                              4,100        164,697
                                    Advanced Battery Technologies, Inc. (a)(b)                14,900         64,666
                                    American Superconductor Corp. (a)(b)                      14,200        476,268
                                    Baldor Electric Co.                                       15,901        434,733
                                    Broadwind Energy, Inc. (a)(b)                             10,300         81,267
                                    China BAK Battery, Inc. (a)                               12,700         62,865
                                    DDi Corp. (a)                                              5,800         24,650
                                    Ener1, Inc. (a)(b)                                        15,700        108,644
                                    EnerSys (a)                                               12,800        283,136
                                    Franklin Electric Co., Inc.                                7,860        225,346
                                    GrafTech International Ltd. (a)                           40,444        594,527
                                    Littelfuse, Inc. (a)                                       7,360        193,126
                                    Preformed Line Products Co.                                  700         28,035
                                    SatCon Technology Corp. (a)                               19,700         33,687
                                    Taser International, Inc. (a)                             20,900         98,648
                                    Ultralife Batteries, Inc. (a)                              4,200         25,452
                                    Valence Technology, Inc. (a)                              17,300         31,140
                                                                                                       ------------
                                                                                                          3,193,053
SCIENTIFIC INSTRUMENTS: GAUGES &    Badger Meter, Inc.                                         4,500        174,105
METERS - 0.1%                       Faro Technologies, Inc. (a)                                5,600         96,208
                                    Measurement Specialties, Inc. (a)                          4,900         50,029
                                    Smartheat, Inc. (a)                                        2,200         26,114
                                    Zygo Corp. (a)                                             5,100         34,578
                                                                                                       ------------
                                                                                                            381,034
SCIENTIFIC INSTRUMENTS: POLLUTION   American Ecology Corp.                                     6,400        119,680
CONTROL - 0.4%                      Clean Harbors, Inc. (a)                                    6,900        388,194
                                    Darling International, Inc. (a)                           28,400        208,740
                                    EnergySolutions, Inc.                                     26,000        239,720
                                    Fuel Tech, Inc. (a)                                        6,300         70,560
                                    Heritage Crystal Clean, Inc. (a)                           1,300         16,575
                                    Met-Pro Corp.                                              4,900         47,481
                                    Metalico, Inc. (a)                                         9,100         37,947
                                    Perma-Fix Environmental Services (a)                      18,900         44,226
                                    Team, Inc. (a)                                             6,400        108,480
                                    Waste Services, Inc. (a)                                   5,033         23,252
                                                                                                       ------------
                                                                                                          1,304,855
SECURITIES BROKERAGE & SERVICES     BGC Partners, Inc.                                        16,723         71,574
- 1.0%                              E*Trade Financial Corp. (a)(b)                           478,500        837,375

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    GFI Group, Inc.                                           21,900   $    158,337
                                    Gladstone Investment Corp.                                 7,400         35,890
                                    International Assets Holding Corp., Inc. (a)               1,600         26,416
                                    KBW, Inc. (a)(b)                                          11,700        376,974
                                    Knight Capital Group, Inc., Class A (a)                   30,000        652,500
                                    LaBranche & Co., Inc. (a)                                 19,800         67,320
                                    MF Global Ltd. (a)                                        32,600        237,002
                                    MarketAxess Holdings, Inc. (a)                            10,700        128,935
                                    Penson Worldwide, Inc. (a)(b)                              7,000         68,180
                                    SWS Group, Inc.                                            8,206        118,166
                                    TradeStation Group, Inc. (a)                              10,900         88,835
                                    optionsXpress Holdings, Inc.                              14,300        247,104
                                                                                                       ------------
                                                                                                          3,114,608
SEMICONDUCTORS & COMPONENTS         Actel Corp. (a)                                            8,816        107,291
- 2.6%                              Advanced Analogic Technologies, Inc. (a)                  14,500         57,565
                                    Amkor Technology, Inc. (a)                                37,000        254,560
                                    Anadigics, Inc. (a)                                       21,400        100,794
                                    Applied Micro Circuits Corp. (a)                          22,100        220,779
                                    Atheros Communications, Inc. (a)                          19,600        519,988
                                    Cavium Networks, Inc. (a)                                 12,100        259,787
                                    Ceva, Inc. (a)                                             6,700         72,025
                                    Cirrus Logic, Inc. (a)                                    19,300        107,308
                                    DSP Group, Inc. (a)                                        7,783         63,354
                                    Diodes, Inc. (a)                                          10,612        191,971
                                    Emcore Corp. (a)                                          25,500         33,150
                                    Entropic Communications, Inc. (a)                         19,600         53,704
                                    Exar Corp. (a)                                            12,427         91,338
                                    Formfactor, Inc. (a)                                      16,900        404,248
                                    Hittite Microwave Corp. (a)                                7,200        264,816
                                    IXYS Corp.                                                 7,737         65,842
                                    Intellon Corp. (a)                                         8,100         57,429
                                    Kopin Corp. (a)                                           22,800        109,440
                                    Lattice Semiconductor Corp. (a)                           38,400         86,400
                                    MIPS Technologies, Inc. (a)                               14,900         56,173
                                    Micrel, Inc.                                              15,300        124,695
                                    Microsemi Corp. (a)                                       26,090        411,961
                                    Microtune, Inc. (a)                                       16,900         30,758
                                    Monolithic Power Systems, Inc. (a)                        11,300        264,985
                                    Netlogic Microsystems, Inc. (a)                            5,700        256,500
                                    Omnivision Technologies, Inc. (a)                         15,800        257,224
                                    PLX Technology, Inc. (a)                                  11,300         38,081
                                    ParkerVision, Inc. (a)(b)                                  9,800         40,082
                                    Pericom Semiconductor Corp. (a)                            9,093         89,202
                                    Power Integrations, Inc.                                   7,500        249,975
                                    RF Micro Devices, Inc. (a)                                89,584        486,441

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Rubicon Technology, Inc. (a)                               4,200   $     62,328
                                    Semtech Corp. (a)                                         20,500        348,705
                                    Sigma Designs, Inc. (a)                                    8,000        116,240
                                    Silicon Image, Inc. (a)                                   25,276         61,421
                                    Silicon Storage Technology, Inc. (a)                      26,858         64,996
                                    Skyworks Solutions, Inc. (a)                              54,133        716,721
                                    Standard Microsystems Corp. (a)                            7,510        174,307
                                    Supertex, Inc. (a)                                         3,067         92,010
                                    Techwell, Inc. (a)                                         4,900         53,802
                                    Trident Microsystems, Inc. (a)                            21,300         55,167
                                    TriQuint Semiconductor, Inc. (a)                          47,736        368,522
                                    Virage Logic Corp. (a)                                     6,500         33,865
                                    Volterra Semiconductor Corp. (a)                           6,800        124,916
                                    White Electronic Designs Corp. (a)                         7,200         33,264
                                    Zoran Corp. (a)                                           17,508        201,692
                                                                                                       ------------
                                                                                                          7,935,822
SHIPPING - 0.6%                     American Commerical Lines, Inc. (a)                        3,050         88,816
                                    DHT Maritime, Inc.                                        13,100         49,256
                                    Eagle Bulk Shipping, Inc. (b)                             18,500         94,905
                                    Genco Shipping & Trading Ltd.                              8,000        166,240
                                    General Maritime Corp. (a)                                16,440        127,246
                                    Golar LNG Ltd.                                            11,600        128,296
                                    Gulfmark Offshore, Inc. (a)                                7,900        258,646
                                    Horizon Lines, Inc., Class A                              10,200         64,770
                                    International Shipholding Corp.                            1,900         58,539
                                    Knightsbridge Tankers Ltd.                                 5,700         74,328
                                    Nordic American Tanker Shipping Ltd. (b)                  14,200        420,036
                                    Ship Finance International Ltd.                           15,100        185,579
                                    TBS International Ltd. (a)                                 5,100         44,370
                                    Teekay Tankers Ltd., Class A                               2,100         17,535
                                    Ultrapetrol Bahamas Ltd. (a)                               7,300         35,916
                                                                                                       ------------
                                                                                                          1,814,478
STEEL - 0.1%                        China Precision Steel, Inc. (a)(b)                        12,200         33,184
                                    General Steel Holdings, Inc. (a)(b)                        4,500         17,505
                                    Olympic Steel, Inc.                                        2,600         74,594
                                    Sutor Technology Group Ltd. (a)                            2,600          8,216
                                    Universal Stainless & Alloy Products, Inc. (a)             2,300         41,975
                                                                                                       ------------
                                                                                                            175,474
SUGAR - 0.0%                        Imperial Sugar Co. New Shares                              3,400         43,112
                                                                                                       ------------
SYNTHETIC FIBERS &                  Zoltek Cos., Inc. (a)(b)                                   9,300         97,650
CHEMICALS - 0.0%
                                                                                                       ------------
TECHNOLOGY:                         Benchmark Electronics, Inc. (a)                           22,329        401,922
MISCELLANEOUS - 0.3%                CTS Corp.                                                 11,368        105,722
                                    LaBarge, Inc. (a)                                          4,000         45,000
                                    Plexus Corp. (a)                                          13,398        352,903

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Vocus, Inc. (a)                                            5,600   $    116,984
                                                                                                       ------------
                                                                                                          1,022,531
TELECOMMUNICATIONS                  ADC Telecommunications, Inc. (a)                          31,200        260,208
EQUIPMENT - 0.5%                    Applied Signal Technology, Inc.                            3,600         83,772
                                    Arris Group, Inc. (a)                                     41,900        545,119
                                    Cogo Group, Inc. (a)                                       7,900         48,348
                                    Communications System, Inc.                                1,800         21,024
                                    Mastec, Inc. (a)                                          17,400        211,410
                                    OpNext, Inc. (a)                                           9,100         26,663
                                    Powerwave Technologies, Inc. (a)                          41,877         67,003
                                    Symmetricom, Inc. (a)                                     15,300         79,254
                                    UTStarcom, Inc. (a)                                       36,500         76,285
                                                                                                       ------------
                                                                                                          1,419,086
TEXTILE PRODUCTS - 0.1%             Interface, Inc., Class A                                  17,121        142,104
                                    Unifi, Inc. (a)                                           14,600         46,720
                                                                                                       ------------
                                                                                                            188,824
TEXTILES APPAREL & SHOES - 2.0%     American Apparel, Inc. (a)                                11,500         40,365
                                    Carter's, Inc. (a)                                        18,200        485,940
                                    Cherokee, Inc.                                             2,600         62,322
                                    Columbia Sportswear Co.                                    3,800        156,408
                                    Crocs, Inc. (a)                                           28,300        188,195
                                    Deckers Outdoor Corp. (a)                                  4,200        356,370
                                    FGX International Holdings Ltd. (a)                        4,600         64,170
                                    G-III Apparel Group, Ltd. (a)                              4,400         62,260
                                    Iconix Brand Group, Inc. (a)                              23,500        293,045
                                    J. Crew Group, Inc. (a)                                   16,770        600,701
                                    Jones Apparel Group, Inc.                                 28,700        514,591
                                    K-Swiss, Inc., Class A                                     8,796         77,317
                                    Kenneth Cole Productions, Inc., Class A                    1,492         14,965
                                    Liz Claiborne, Inc. (b)                                   33,200        163,676
                                    lululemon athletica, inc. (a)                             13,600        309,400
                                    Maidenform Brands, Inc. (a)                                6,000         96,360
                                    Oxford Industries, Inc.                                    4,642         91,447
                                    Perry Ellis International, Inc. (a)                        2,550         40,902
                                    Quiksilver, Inc. (a)                                      43,300        119,075
                                    Skechers U.S.A., Inc., Class A (a)                        11,255        192,911
                                    Steven Madden Ltd. (a)                                     5,068        186,553
                                    Timberland Co., Class A (a)                               14,400        200,448
                                    True Religion Apparel, Inc. (a)(b)                         8,700        225,591
                                    Under Armour, Inc., Class A (a)(b)                        11,200        311,696
                                    Volcom, Inc. (a)                                           6,100        100,528
                                    The Warnaco Group, Inc. (a)                               14,800        649,128
                                    Weyco Group, Inc.                                          2,200         50,380
                                    Wolverine World Wide, Inc.                                16,608        412,543
                                                                                                       ------------
                                                                                                          6,067,287

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
TOBACCO - 0.2%                      Alliance One International, Inc. (a)                      26,955   $    120,758
                                    Star Scientific, Inc. (a)                                 24,400         22,692
                                    Universal Corp.                                            7,856        328,538
                                    Vector Group Ltd.                                         13,326        207,612
                                                                                                       ------------
                                                                                                            679,600
TOYS - 0.1%                         Jakks Pacific, Inc. (a)                                    9,430        135,038
                                    Leapfrog Enterprises, Inc. (a)                            11,446         47,043
                                    RC2 Corp. (a)                                              6,513         92,810
                                                                                                       ------------
                                                                                                            274,891
TRANSPORTATION                      Dynamex, Inc. (a)                                          2,900         47,357
MISCELLANEOUS - 0.2%                HUB Group, Inc., Class A (a)                              12,800        292,480
                                    Odyssey Marine Exploration, Inc. (a)                      17,400         32,364
                                    Pacer International, Inc.                                  9,300         35,898
                                    Textainer Group Holdings Ltd.                              2,866         45,885
                                    Todd Shipyards Corp.                                       2,300         37,812
                                                                                                       ------------
                                                                                                            491,796
TRUCKERS - 0.6%                     Arkansas Best Corp.                                        7,941        237,754
                                    Celadon Group, Inc. (a)                                    7,500         84,825
                                    Forward Air Corp.                                          9,732        225,296
                                    Heartland Express, Inc.                                   17,773        255,931
                                    Knight Transportation, Inc. (b)                           19,262        323,216
                                    Marten Transport Ltd. (a)                                  5,250         89,565
                                    Old Dominion Freight Line, Inc. (a)                        8,825        268,545
                                    Patriot Transportation Holding, Inc. (a)                     400         30,200
                                    Saia, Inc. (a)                                             4,481         72,054
                                    USA Truck, Inc. (a)                                        3,000         38,100
                                    Universal Truckload Services, Inc.                         1,821         30,065
                                    Werner Enterprises, Inc.                                  13,200        245,916
                                    YRC Worldwide, Inc. (a)(b)                                17,500         77,875
                                                                                                       ------------
                                                                                                          1,979,342
UTILITIES: ELECTRICAL - 1.7%        Allete, Inc. (c)                                           9,366        314,417
                                    Avista Corp.                                              18,375        371,542
                                    Black Hills Corp.                                         13,100        329,727
                                    CH Energy Group, Inc.                                      5,389        238,787
                                    Central Vermont Public Service Corp.                       3,800         73,340
                                    Cleco Corp.                                               20,367        510,804
                                    El Paso Electric Co. (a)                                  15,208        268,725
                                    The Empire District Electric Co.                          11,568        209,265
                                    IDACORP, Inc.                                             15,800        454,882
                                    MGE Energy, Inc.                                           7,745        282,538
                                    NorthWestern Corp.                                        12,200        298,046
                                    Otter Tail Corp.                                          12,286        294,004
                                    PNM Resources, Inc.                                       29,100        339,888
                                    Pike Electric Corp. (a)                                    5,600         67,088
                                    Portland General Electric Co.                             24,000        473,280

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    UIL Holdings Corp.                                         9,667   $    255,112
                                    Unisource Energy Corp.                                    11,283        346,952
                                    Unitil Corp.                                               3,900         87,555
                                                                                                       ------------
                                                                                                          5,215,952
UTILITIES: GAS                      Chesapeake Utilities Corp.                                 2,300         71,277
DISTRIBUTORS - 1.2%                 Florida Public Utilities Co.                               1,900         23,085
                                    The Laclede Group, Inc.                                    6,948        223,448
                                    New Jersey Resources Corp.                                13,461        488,769
                                    Nicor, Inc.                                               14,700        537,873
                                    Northwest Natural Gas Co.                                  8,999        374,898
                                    Piedmont Natural Gas Co.                                  24,800        593,712
                                    South Jersey Industries, Inc.                              9,432        332,950
                                    Southwest Gas Corp.                                       14,990        383,444
                                    WGL Holdings, Inc.                                        16,900        560,066
                                                                                                       ------------
                                                                                                          3,589,522
UTILITIES:                          Alaska Communications Systems Group, Inc.                 14,900        137,825
TELECOMMUNICATIONS - 1.1%           Atlantic Tele-Network, Inc.                                3,000        160,260
                                    Cbeyond Communications, Inc. (a)                           7,700        124,201
                                    Centennial Communications Corp. (a)                       29,226        233,223
                                    Cincinnati Bell, Inc. (a)                                 73,400        256,900
                                    Cogent Communications Group, Inc. (a)                     15,000        169,500
                                    Consolidated Communications Holdings, Inc.                 7,935        127,039
                                    D&E Communications, Inc.                                   4,900         56,301
                                    FairPoint Communications, Inc.                            30,293         12,420
                                    General Communication, Inc., Class A (a)                  15,039        103,168
                                    Global Crossing Ltd. (a)                                   9,800        140,140
                                    HickoryTech Corp.                                          4,000         34,200
                                    Ibasis, Inc. (a)                                           8,600         18,232
                                    Incontact, Inc. (a)                                        8,200         24,436
                                    Iowa Telecommunications Services, Inc.                     9,600        120,960
                                    iPCS, Inc. (a)                                             5,800        100,920
                                    j2 Global Communications, Inc. (a)                        14,200        326,742
                                    NTELOS Holdings Corp.                                     10,200        180,132
                                    Neutral Tandem, Inc. (a)                                  10,300        234,428
                                    PAETEC Holding Corp. (a)                                  41,220        159,521
                                    Premiere Global Services, Inc. (a)                        20,500        170,355
                                    RCN Corp. (a)                                             12,300        114,390
                                    Shenandoah Telecom Co.                                     8,000        143,600
                                    SureWest Communications (a)(b)                             5,300         65,826
                                    USA Mobility, Inc.                                         7,920        102,010
                                    Virgin Mobile USA, Inc. (a)                               12,900         64,500
                                                                                                       ------------
                                                                                                          3,381,229
UTILITIES: WATER - 0.3%             American States Water Co.                                  6,085        220,155
                                    Artesian Resources Corp., Class A                          2,600         43,732
                                    California Water Service Group                             6,696        260,742

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

INDUSTRY                            COMMON STOCKS                                           SHARES         VALUE
---------------------------------   ---------------------------------------------------   ----------   ------------
                                    Connecticut Water Service, Inc.                            2,900   $     64,931
                                    Consolidated Water Co., Inc.                               4,900         80,017
                                    Middlesex Water Co.                                        4,500         67,860
                                    Pennichuck Corp.                                           1,400         30,464
                                    SJW Corp.                                                  4,348         99,352
                                    Southwest Water Co.                                        8,283         40,752
                                    York Water Co.                                             4,300         59,598
                                                                                                       ------------
                                                                                                            967,603
WHOLESALE & INTERNATIONAL           Brightpoint, Inc. (a)                                     16,930        148,138
TRADE - 0.3%                        Chindex International, Inc. (a)                            4,500         56,610
                                    Houston Wire & Cable Co.                                   5,900         65,195
                                    MWI Veterinary Supply, Inc. (a)                            3,800        151,810
                                    United Stationers, Inc. (a)                                8,069        384,165
                                                                                                       ------------
                                                                                                            805,918
                                                                                                       ------------
                                    TOTAL COMMON STOCKS - 96.8%                                         296,625,997
                                                                                                       ------------
                                    INVESTMENT COMPANIES
                                    BlackRock Kelso Capital Corp. (d)                          4,200         31,164
                                    Gladstone Capital Corp.                                    7,000         62,510
                                    Hercules Technology Growth Capital, Inc.                  11,562        113,539
                                    Kayne Anderson Energy Development Co.                      3,400         44,982
                                    Pennantpark Investment Corp.                               7,200         58,392
                                    Prospect Capital Corp. (b)                                15,700        168,147
                                                                                                       ------------
                                    TOTAL INVESTMENT COMPANIES - 0.1%                                       478,734
                                                                                                       ------------

                                                                                          BENEFICIAL
                                                                                           INTEREST
                                                                                             (000)
                                                                                          ----------
                                    OTHER INTERESTS (e)
OIL: CRUDE PRODUCERS - 0.0%         PetroCorp, Inc. (Escrow Shares) (a)                   $        1             --
                                                                                                       ------------
                                    TOTAL OTHER INTERESTS - 0.0%                                                 --
                                                                                                       ------------

                                    WARRANTS (f)                                            SHARES
                                    ---------------------------------------------------   ----------
ALTERNATIVE ENERGY - 0.0%           GreenHunter Energy, Inc. (expires 8/27/11) (b)(g)            180             --
                                                                                                       ------------
COMMUNICATIONS TECHNOLOGY - 0.0%    Lantronix, Inc. (expires 2/09/11)                            138             --
                                                                                                       ------------
                                    TOTAL WARRANTS - 0.0%                                                        --
                                                                                                       ------------
                                    TOTAL LONG-TERM INVESTMENTS
                                    (COST - $236,276,133) - 96.9%                                       297,104,731
                                                                                                       ------------
                                    SHORT-TERM SECURITIES
                                    BlackRock Liquidity Funds, TempFund, 0.20% (d)(h)      8,789,782      8,789,782
                                                                                                       ------------

                                                                                          BENEFICIAL
                                                                                           INTEREST
                                                                                             (000)
                                                                                          ----------
                                    BlackRock Liquidity Series, LLC Money Market
                                    Series, 0.29% (d)(h)(i)
                                                                                          $   30,062     30,061,979
                                                                                                       ------------
                                    TOTAL SHORT-TERM SECURITIES
                                    (COST - $38,851,761) - 12.7%                                         38,851,761
                                                                                                       ------------

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

                                     (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

                                                                                                           VALUE
                                                                                                       ------------
                                    TOTAL INVESTMENTS
                                    (COST - $275,127,894*) - 109.6%                                    $335,956,492
                                    LIABILITIES IN EXCESS OF OTHER ASSETS - (9.6)%                      (29,406,471)
                                                                                                       ------------
                                    NET ASSETS - 100.0%                                                $306,550,021
                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost                   $295,492,406
                                 ============
Gross unrealized appreciation    $ 74,926,646
Gross unrealized depreciation     (34,462,560)
                                 ------------
Net unrealized appreciation      $ 40,464,086
                                 ============

(a)  Non-income producing security.

(b)  Security, or a portion of security, is on loan.

(c) All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                         PURCHASE                        REALIZED
AFFILIATE                                  COST         SALE COST          LOSS       INCOME
-------------------------------------   ----------     -----------      ---------    --------
Anthracite Capital, Inc.*               $   16,102     $   133,165      $(122,940)         --
BlackRock Kelso Capital Corp.           $   11,712     $    38,353      $ (16,689)   $  2,528
BlackRock Liquidity Funds, TempFund     $8,789,782**            --             --    $ 21,806
BlackRock Liquidity Series, LLC Cash
   Sweep Series                                 --     $33,514,609***          --    $ 37,514
BlackRock Liquidity Series, LLC Money
   Market Series                        $5,417,777**            --             --    $392,107

*    No longer an affiliate as of 9/30/09.

**   Represents net purchase cost.

***  Represents net sale cost.

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(g) Restricted security as to resale, representing 0.0% of net assets were as follows:

ISSUE                      ACQUISITION DATE   COST   VALUE
------------------------   ----------------   ----   -----
GreenHunter Energy, Inc.        6/27/08        --      --

(h)  Represents the current yield as of report date.

(i)  Security was purchased with the cash proceeds from securities loans.

- For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

- Financial futures contracts purchased as of September 30, 2009 were as follows:

                                                                    UNREALIZED
CONTRACTS           ISSUE           EXPIRATION DATE   FACE VALUE   APPRECIATION
---------   ---------------------   ---------------   ----------   ------------
   150      Russell 2000 ICE MINI    December 2009    $9,016,386      $28,614

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

- Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

     - Level 1 - price quotations in active markets/exchanges for identical securities

     - Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

     - Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to the Series' most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Series' investments:

                                      INVESTMENTS
                                          IN
                                      SECURITIES
VALUATION INPUTS                        ASSETS
----------------------------------   ------------
Level 1 - Long-Term Investments(1)   $297,104,647
   Short-Term Securities                8,789,782
                                     ------------
                                      305,894,429
                                     ------------
Level 2 - Short-Term Securities        30,061,979
Level 3 - Long-Term Investments
   Asset Management & Custodian                84
                                     ------------
TOTAL                                $335,956,492
                                     ============

(1) See above Schedule of Investments for values in each industry excluding industries in Level 2 and Level 3 within the table.

                   OTHER FINANCIAL
                    INSTRUMENTS(2)
VALUATION INPUTS        ASSETS
----------------   ---------------
Level 1                $28,614
Level 2                     --
Level 3                     --
                       -------
TOTAL                  $28,614
                       =======

(2) Other financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

MASTER SMALL CAP INDEX SERIES OF QUANTITATIVE MASTER SERIES LLC

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2009 (UNAUDITED)

The following is a reconciliation of investments for unobservable inputs (Level
3) used in determining fair value:

                                 INVESTMENTS IN
                                   SECURITIES

                                                 ASSET MANAGEMENT
                                                   & CUSTODIAN
                                                 ----------------
Balance, as of December 31, 2008                         --
Accrued discounts/premiums                               --
Realized gain (loss)                                     --
Change in unrealized appreciation/depreciation
Net purchases (sales)                                    --
Net transfer in                                          84
                                                        ---
BALANCE, AS OF SEPTEMBER 30, 2009                       $84
                                                        ===

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2009 (Unaudited)

                                                            PAR
                                                           AMOUNT        VALUE
                                                        -----------   ----------
                                                         (DOLLARS IN THOUSANDS)
U.S. TREASURY OBLIGATIONS - 98.36%
   2.375%, Due 4/15/2011 ++ .........................   $     3,635   $    3,743
   2.00%, Due 4/15/2012 ++ ..........................        13,627       14,121
   3.00%, Due 7/15/2012 ++ ..........................         4,887        5,195
   0.625%, Due 4/15/2013 ++ .........................         9,343        9,323
   1.875%, Due 7/15/2013 ++ .........................         9,146        9,449
   2.00%, Due 1/15/2014 ++ ..........................        14,121       14,624
   1.25%, Due 4/15/2014 ++ ..........................         2,010        2,042
   2.00%, Due 7/15/2014 ++ ..........................         5,993        6,229
   1.625%, Due 1/15/2015 ++ .........................        16,388       16,695
   2.00%, Due 1/15/2016 ++ ..........................        17,117       17,759
   2.50%, Due 7/15/2016 ++ ..........................         4,628        4,961
   2.375%, Due 1/15/2017 ++ .........................         6,317        6,721
   2.625%, Due 7/15/2017 ++ .........................         9,352       10,153
   1.625%, Due 1/15/2018 ++ .........................         2,601        2,627
   1.375%, Due 7/15/2018 ++ .........................         2,991        2,961
   2.125%, Due 1/15/2019 ++ .........................         5,472        5,745
TOTAL U.S. TREASURY OBLIGATIONS                                          132,348
                                                                      ----------

                                                           SHARES
                                                        -----------
SHORT TERM INVESTMENTS - 0.86%
   JP Morgan U.S. Government Money Market Fund ......     1,154,592        1,155
                                                                      ----------
TOTAL INVESTMENTS - 99.22% (COST $130,370)                            $  133,503
OTHER ASSETS, NET OF LIABILITIES - 0.78%                                   1,467
TOTAL NET ASSETS - 100.00%                                            $  134,979
                                                                      ==========

     Percentages are stated as a percent of net assets.

++   Inflation-Indexed Note.

                             See accompanying notes

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

         Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

         Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

         Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

         Securities for which the market prices are not readily available or are not reflective of the fair value of the security will be priced at a fair value following procedures approved by the Board of Trustees (the "Board"). In the light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The Fund's investments are summarized by level based on the inputs used to determine their value. As of September 30, 2009, the Fund's investments were classified as follows:


		                        Quoted
		                       Prices in
		                        Active    Significant
		                      Markets for   Other     Significant
		                       Identical  Observable  Unobservable
		                        Assets	    Inputs       Inputs
DESCRIPTION                             LEVEL 1     LEVEL 2     LEVEL 3     Total
-----------                             -------     -------     -------    -------
ASSETS:
U.S. GOVERNMENT SECURITIES                 -        $132,348       -        $132,348
MONEY MARKET FUNDS                      $ 1,155        -           -        $  1,155
                                        -------     --------     ----       --------
TOTAL                                   $ 1,155     $132,348     $ -        $133,503
                                        -------     --------     ----       --------

   Currency Translation

         All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

Cost of Investments for Federal Income Tax Purposes

         As of September 30, 2009, the cost of investments for federal income tax purposes was as follows (in thousands):

                               Cost Basis of
                               Investments for                                      Net Unrealized
                               Federal Income      Unrealized        Unrealized      Appreciation/
         Fund                  Tax Purposes      Appreciation      Depreciation     (Depreciation)
           ----               ---------------     -----------      ------------     --------------
Treasury Inflation
   Protected Securities        $ 131,750           $  1,855          $ (102)           $ 1,753


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By : /s/ Gene L. Needles, Jr.
     --------------------
     Gene L. Needles, Jr.
     President

Date: November 25, 2009
      ------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Gene L. Needles, Jr.
     --------------------
     Gene L. Needles, Jr.
     President

Date: November 25, 2009
      ------------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: November 25, 2009
      ------------------